UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-22148

            Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                      Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                      Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Invesco Semi-Annual Report to Shareholders April 30, 2021
PSR	Invesco Active U.S. Real Estate ETF
PSMB	Invesco Balanced Multi-Asset Allocation ETF
PSMC	Invesco Conservative Multi-Asset Allocation ETF
PSMG	Invesco Growth Multi-Asset Allocation ETF
IHYF	Invesco High Yield Bond Factor ETF

PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Apartments-9.24%
American Campus Communities, Inc.	33,192	$1,500,610
AvalonBay Communities, Inc.	7,698	1,478,016
Camden Property Trust	12,626	1,521,181
Equity Residential	20,085	1,490,910
Essex Property Trust, Inc.	5,095	1,480,199
Mid-America Apartment Communities, Inc.	9,718	1,528,933
UDR, Inc.	32,456	1,507,581

		10,507,430

Data Centers-10.75%
CoreSite Realty Corp.	19,361	2,352,168
CyrusOne, Inc.	33,469	2,437,547
Digital Realty Trust, Inc.	16,422	2,534,079
Equinix, Inc.	3,397	2,448,422
QTS Realty Trust, Inc., Class A(b)	36,945	2,456,473

		12,228,689

Diversified-2.51%
American Assets Trust, Inc.	19,864	696,233
JBG SMITH Properties	20,688	674,636
VEREIT, Inc.	16,474	788,116
WP Carey, Inc.	9,284	695,279

		2,854,264

Free Standing-4.35%
Agree Realty Corp.	11,719	824,549
Essential Properties Realty Trust, Inc.	32,264	844,994
Four Corners Property Trust, Inc.	28,172	813,326
National Retail Properties, Inc.	17,683	820,845
NETSTREIT Corp.	38,651	805,100
Realty Income Corp.	12,099	836,646

		4,945,460

Health Care-9.55%
CareTrust REIT, Inc.	44,669	1,080,096
Healthcare Realty Trust, Inc.	34,369	1,105,307
Healthcare Trust of America, Inc., Class A(b)	38,021	1,116,677
Healthpeak Properties, Inc.	32,688	1,122,506
LTC Properties, Inc.	24,622	1,047,174
Medical Properties Trust, Inc.	48,658	1,072,909
Omega Healthcare Investors, Inc.	28,613	1,087,294
Sabra Health Care REIT, Inc.	60,175	1,093,380
Ventas, Inc.	19,485	1,080,638
Welltower, Inc.	14,152	1,061,824

		10,867,805

Industrial-11.96%
Americold Realty Trust	41,606	1,680,466
Duke Realty Corp.	37,211	1,731,056
EastGroup Properties, Inc.	10,862	1,723,365
First Industrial Realty Trust, Inc.	34,308	1,707,509
Prologis, Inc.	14,713	1,714,506
PS Business Parks, Inc.	10,083	1,637,177
Rexford Industrial Realty, Inc.	30,426	1,690,164
Terreno Realty Corp.	26,696	1,722,426

		13,606,669

Infrastructure REITs-19.69%
American Tower Corp.	28,985	7,384,508

	Shares	Value

Infrastructure REITs-(continued)
Crown Castle International Corp.	39,872	$7,538,200
SBA Communications Corp., Class A	24,926	7,470,821

		22,393,529

Lodging Resorts-1.52%
Apple Hospitality REIT, Inc.	15,987	253,554
DiamondRock Hospitality Co.(c)	23,823	248,236
Pebblebrook Hotel Trust(b)	9,845	235,098
RLJ Lodging Trust	15,248	246,103
Summit Hotel Properties, Inc.(c)	23,870	242,758
Sunstone Hotel Investors, Inc.(c)	19,020	250,303
Xenia Hotels & Resorts, Inc.(c)	12,744	247,616

		1,723,668

Manufactured Homes-4.10%
Equity LifeStyle Properties, Inc.	21,841	1,515,765
Sun Communities, Inc.	9,321	1,555,023
UMH Properties, Inc.	73,874	1,590,507

		4,661,295

Office-6.04%
Alexandria Real Estate Equities, Inc.	4,850	878,335
Boston Properties, Inc.	7,845	857,851
Brandywine Realty Trust	64,042	866,488
Corporate Office Properties Trust	30,524	855,893
Cousins Properties, Inc.	23,335	855,694
Douglas Emmett, Inc.	25,732	863,051
Highwoods Properties, Inc.	19,118	856,295
Kilroy Realty Corp.	12,281	841,740

		6,875,347

Regional Malls-0.74%
Simon Property Group, Inc.	6,951	846,215

Self Storage-6.43%
CubeSmart	42,744	1,809,781
Extra Space Storage, Inc.	12,335	1,834,091
Life Storage, Inc.	19,118	1,836,475
Public Storage	6,503	1,828,384

		7,308,731

Shopping Centers-6.08%
Acadia Realty Trust	40,367	843,267
Brixmor Property Group, Inc.	38,463	859,263
Federal Realty Investment Trust	7,586	856,004
Kimco Realty Corp.	40,595	852,495
Regency Centers Corp.	13,592	865,267
SITE Centers Corp.	57,471	847,697
Urban Edge Properties	45,396	855,715
Weingarten Realty Investors	28,925	935,434

		6,915,142

Single Family Homes-2.72%
American Homes 4 Rent, Class A	41,804	1,548,420
Invitation Homes, Inc.	44,011	1,543,026

		3,091,446

Specialty-1.56%
Safehold, Inc.	12,320	871,147
VICI Properties, Inc.(b)	28,652	908,268

		1,779,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Timber REITs-2.81%
Rayonier, Inc.	44,407	$1,611,086
Weyerhaeuser Co.	40,996	1,589,415

		3,200,501

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $100,675,800)		113,805,606

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.28%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,493,807	1,493,807

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,239,814	$2,240,710

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,734,517)		3,734,517

TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $104,410,317)		117,540,123
OTHER ASSETS LESS LIABILITIES-(3.33)%		(3,785,020)

NET ASSETS-100.00%		$113,755,103

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185	$1,473,433	$(1,473,618)	$-	$-	$-	$15
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	197,061	4,569,356	(3,272,610)	-	-	1,493,807	21	*
Invesco Private Prime Fund	295,591	6,419,169	(4,474,050)	-	-	2,240,710	198	*

Total	$492,837	$12,461,958	$(9,220,278)	$-	$-	$3,734,517	$234

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown
(% of the Fund’s Net Assets) as of April 30, 2021

Infrastructure REITs	19.69

Industrial	11.96

Data Centers	10.75

Health Care	9.55

Apartments	9.24

Self Storage	6.43

Shopping Centers	6.08

Office	6.04

Free Standing	4.35

Manufactured Homes	4.10

Timber REITs	2.81

Single Family Homes	2.72

Diversified	2.51

Specialty	1.56

Lodging Resorts	1.52

Regional Malls	0.74

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2021

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-108.07%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/21	Value 04/30/21
Domestic Equity Funds-45.86%
Invesco Preferred ETF(b)	2.01%	$232,732	$205,168	$(184,307)	$5,773	$1,330	$6,387	17,299	$260,696
Invesco RAFI™ Strategic US ETF	8.45%	712,438	585,363	(452,097)	183,919	67,205	7,576	30,199	1,096,828
Invesco RAFI™ Strategic US Small Company ETF	5.39%	631,196	544,766	(804,750)	224,347	104,300	3,213	18,910	699,859
Invesco Russell 1000 Dynamic Multifactor ETF	7.51%	769,193	619,490	(731,950)	163,384	155,016	6,566	21,043	975,133
Invesco S&P 500® Low Volatility ETF	4.52%	477,427	435,501	(414,523)	37,893	51,239	4,691	9,721	587,537
Invesco S&P 500® Pure Growth ETF(b)	8.48%	728,660	673,263	(471,195)	71,657	99,422	707	6,381	1,101,807
Invesco S&P MidCap Low Volatility ETF	5.01%	321,895	314,598	(77,194)	85,434	6,216	1,754	12,039	650,949
Invesco S&P SmallCap Low Volatility ETF	4.49%	284,947	312,257	(100,793)	81,113	6,203	2,661	12,643	583,727

Total Domestic Equity Funds		4,158,488	3,690,406	(3,236,809)	853,520	490,931	33,555		5,956,536

Fixed Income Funds-38.17%
Invesco 1-30 Laddered Treasury ETF(b)	7.04%	500,119	538,212	(84,706)	(38,549)	(1,089)	2,534	25,681	913,987
Invesco Emerging Markets Sovereign Debt ETF	1.00%	-	130,379	-	(43)	-	-	4,762	130,336
Invesco Fundamental High Yield® Corporate Bond ETF(b)	3.01%	183,961	230,679	(31,525)	6,545	1,789	3,792	20,157	391,449
Invesco Investment Grade Defensive ETF	2.01%	649,440	576,028	(949,564)	(7,295)	404	4,273	9,779	260,610
Invesco Investment Grade Value ETF.	1.00%	352,301	324,978	(533,421)	(5,210)	(3,250)	3,736	4,803	130,161
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.02%	210,948	340,056	(35,635)	5,947	597	1,531	19,735	521,793
Invesco Senior Loan ETF	3.51%	-	456,409	-	(185)	-	-	20,597	456,224
Invesco Taxable Municipal Bond ETF(b)	12.57%	424,940	1,281,877	(71,937)	(4,915)	1,912	6,188	50,258	1,631,877
Invesco Variable Rate Investment Grade ETF(b)	4.01%	804,047	677,980	(967,409)	(4,748)	11,418	2,792	20,785	521,288

Total Fixed Income Funds		3,125,756	4,556,598	(2,674,197)	(48,453)	11,781	24,846		4,957,725

Foreign Equity Funds-16.03%
Invesco RAFI™ Strategic Developed ex-US ETF	5.50%	326,284	387,781	(114,640)	96,150	19,215	3,790	23,606	714,790
Invesco RAFI™ Strategic Emerging Markets ETF(b)	2.99%	163,452	236,158	(57,439)	42,886	3,110	1,277	13,017	388,167
Invesco S&P Emerging Markets Low Volatility ETF	3.02%	-	391,736	-	(143)	-	-	15,899	391,593
Invesco S&P International Developed Low Volatility ETF	4.52%	383,524	317,362	(155,004)	42,033	(980)	4,630	19,206	586,935

Total Foreign Equity Funds		873,260	1,333,037	(327,083)	180,926	21,345	9,697		2,081,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2021

(Unaudited)

Schedule of Investments in Affiliated Issuers-108.07%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/21	Value 04/30/21
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.09%	$-	$93,534	$(82,616)	$-	$-		$1		10,918	$10,918

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $11,859,726)	100.15%	8,157,504	9,673,575	(6,320,705)	985,993	524,057		68,099			13,006,664

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.92%
Invesco Private Government Fund, 0.01%(c)(d)	3.17%	157,691	5,112,453	(4,858,654)	-	-		27	*	411,490	411,490
Invesco Private Prime Fund, 0.11%(c)(d)	4.75%	236,537	7,186,231	(6,805,586)	-	52		259	*	616,988	617,234

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,028,724)	7.92%	394,228	12,298,684	(11,664,240)	-	52		286			1,028,724

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,888,450)	108.07%	$8,551,732	$21,972,259	$(17,984,945)	$985,993	$524,109	(e)	$68,385			$14,035,388

OTHER ASSETS LESS LIABILITIES	(8.07)%										(1,047,766)

NET ASSETS	100.00%										$12,987,622

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2021. (c) The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$8,403
Invesco Investment Grade Value ETF	5,237
Invesco PureBetaSM 0-5 Yr US TIPS ETF	120

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Balanced Multi-Asset Allocation ETF (PSMB)-(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2021
U.S. Equities	45.86
Fixed Income	38.17
International and Developed Equities	10.02
Emerging Markets Equities	6.01
Money Market Funds Plus Other Assets Less Liabilities	(0.06)

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2021

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 104.80%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/21	Value 04/30/21
Domestic Equity Funds-18.94%
Invesco Preferred ETF(b)	4.01%	$470,471	$1,396,350	$(1,467,988)	$(8,584)	$19,881	$16,806	27,215	$410,130
Invesco RAFI™ Strategic US ETF	4.47%	367,255	1,157,100	(1,196,480)	(3,503)	132,534	3,717	12,580	456,906
Invesco RAFI™ Strategic US Small Company ETF	1.47%	-	150,150	-	(37)	-	-	4,056	150,113
Invesco Russell 1000 Dynamic Multifactor ETF(b)	2.99%	338,079	1,053,024	(1,228,933)	(8,302)	152,022	2,832	6,601	305,890
Invesco S&P 500® Low Volatility ETF	1.51%	184,602	587,114	(654,221)	(8,198)	44,885	2,370	2,551	154,182
Invesco S&P 500® Pure Growth ETF(b)	3.49%	440,954	1,426,124	(1,610,501)	(40,078)	140,583	460	2,068	357,082
Invesco S&P SmallCap Low Volatility ETF	1.00%	-	102,009	-	(20)	-	-	2,209	101,989

Total Domestic Equity Funds		1,801,361	5,871,871	(6,158,123)	(68,722)	489,905	26,185		1,936,292

Fixed Income Funds-76.34%
Invesco 1-30 Laddered Treasury ETF	9.05%	270,688	1,357,276	(685,443)	(20,970)	3,931	1,816	26,004	925,482
Invesco Emerging Markets Sovereign Debt ETF	1.51%	589,654	1,774,429	(2,240,364)	21,190	9,184	19,604	5,630	154,093
Invesco Fundamental High Yield® Corporate Bond ETF(b)	12.05%	597,421	2,122,596	(1,511,147)	16,025	6,411	15,836	63,404	1,231,306
Invesco Investment Grade Defensive ETF	4.01%	1,001,746	2,901,836	(3,470,473)	(12,967)	3,912	8,500	15,390	410,144
Invesco Investment Grade Value ETF	2.00%	537,036	1,586,756	(1,899,714)	(11,188)	531	7,449	7,559	204,849
Invesco PureBetaSM 0-5 Yr US TIPS ETF	6.03%	352,318	1,135,574	(883,533)	(6,430)	18,179	2,744	23,294	615,893
Invesco Senior Loan ETF	8.03%	481,192	1,536,946	(1,205,428)	8,592	(733)	11,379	37,046	820,569
Invesco Taxable Municipal Bond ETF(b)	18.11%	664,899	2,882,770	(1,694,793)	(12,777)	11,308	12,697	57,019	1,851,407
Invesco Variable Rate Investment Grade ETF	15.55%	1,256,515	3,588,256	(3,265,373)	(4,769)	14,590	6,166	63,366	1,589,219

Total Fixed Income Funds		5,751,469	18,886,439	(16,856,268)	(23,294)	67,313	86,191		7,802,962

Foreign Equity Funds-4.99%
Invesco RAFI™ Strategic Developed ex-US ETF	2.00%	73,852	323,120	(220,528)	2,152	25,643	797	6,745	204,239
Invesco RAFI™ Strategic Emerging Markets ETF	0.99%	-	101,836	-	(31)	-	-	3,414	101,805
Invesco S&P International Developed Low Volatility ETF	2.00%	75,707	319,101	(199,726)	1,769	7,351	817	6,682	204,202

Total Foreign Equity Funds		149,559	744,057	(420,254)	3,890	32,994	1,614		510,246

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.18%	-	113,882	(95,282)	-	-	1	18,600	18,600

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $10,295,310)	100.45%	7,702,389	25,616,249	(23,529,927)	(88,126)	590,212	113,991		10,268,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2021

(Unaudited)

Schedule of Investments in Affiliated Issuers- 104.80%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/21	Value 04/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.35%
Invesco Private Government Fund, 0.01%(c)(d)	1.74%	$431,211	$7,933,954	$(8,187,213)	$-	$-		$31	*	177,952	$177,952
Invesco Private Prime Fund, 0.11%(c)(d)	2.61%	697,313	10,703,951	(11,134,407)	-	71		317	*	266,822	266,928

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $444,880)	4.35%	1,128,524	18,637,905	(19,321,620)	-	71		348			444,880

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,740,190)	104.80%	$8,830,913	$44,254,154	$(42,851,547)	$(88,126)	$590,283	(e)	$114,339			$10,712,980

OTHER ASSETS LESS LIABILITIES	(4.80)%										(490,877)

NET ASSETS	100.00%										$10,222,103

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$13,910
Invesco Investment Grade Value ETF	8,572
Invesco PureBetaSM 0-5 Yr US TIPS ETF	215

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2021
Fixed Income	76.34
U.S. Equities	18.94
International and Developed Equities	4.00
Emerging Markets Equities	0.99
Money Market Funds Plus Other Assets Less Liabilities	(0.27)

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2021

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-109.44%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/21	Value 04/30/21
Domestic Equity Funds-56.88%
Invesco RAFI™ Strategic US ETF	10.94%	$632,353	$690,383	$(247,468)	$232,310	$36,444	$8,818	37,005	$1,344,022
Invesco RAFI™ Strategic US Small Company ETF	6.87%	548,076	624,081	(676,206)	275,026	72,111	3,670	22,780	843,088
Invesco Russell 1000 Dynamic Multifactor ETF(b)	9.52%	703,022	754,648	(640,492)	182,733	169,340	7,900	25,232	1,169,251
Invesco S&P 500® Low Volatility ETF(b)	6.04%	442,203	547,433	(348,308)	64,858	35,836	5,585	12,277	742,022
Invesco S&P 500® Pure Growth ETF .	11.49%	632,619	792,055	(186,371)	175,683	(3,445)	820	8,169	1,410,541
Invesco S&P MidCap Low Volatility ETF	6.02%	279,494	374,970	(11,639)	97,342	(706)	1,990	13,676	739,461
Invesco S&P SmallCap Low Volatility ETF	6.00%	311,008	363,667	(51,860)	124,086	(9,520)	3,823	15,971	737,381

Total Domestic Equity Funds		3,548,775	4,147,237	(2,162,344)	1,152,038	300,060	32,606		6,985,766

Fixed Income Funds-20.12%
Invesco 1-30 Laddered Treasury ETF(b)	6.04%	115,812	637,784	-	(11,829)	-	754	20,842	741,767
Invesco Fundamental High Yield® Corporate Bond ETF	1.01%	-	123,549	-	(57)	-	-	6,359	123,492
Invesco Investment Grade Defensive ETF	1.01%	380,835	464,570	(710,006)	(5,421)	(34)	3,215	4,629	123,363
Invesco Investment Grade Value ETF.	1.00%	203,928	257,974	(327,746)	(3,555)	(3,300)	2,776	4,548	123,251
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.01%	117,216	136,363	(11,127)	4,566	100	1,136	9,343	247,029
Invesco Senior Loan ETF	2.01%	-	246,962	-	(100)	-	-	11,145	246,862
Invesco Taxable Municipal Bond ETF(b)	5.03%	231,528	388,478	-	(2,135)	-	4,333	19,029	617,871
Invesco Variable Rate Investment Grade ETF(b)	2.01%	117,583	136,866	(9,139)	1,461	(9)	278	9,839	246,762

Total Fixed Income Funds		1,166,902	2,392,546	(1,058,018)	(17,070)	(3,243)	12,492		2,470,397

Foreign Equity Funds-23.07%
Invesco RAFI™ Strategic Developed ex-US ETF	7.51%	315,104	523,921	(47,356)	132,048	(813)	4,780	30,479	922,904
Invesco RAFI™ Strategic Emerging Markets ETF	3.99%	113,530	358,416	(19,798)	37,792	122	1,175	16,434	490,062
Invesco S&P Emerging Markets Low Volatility ETF	4.53%	86,129	445,426	(644)	25,323	(89)	1,364	22,580	556,145
Invesco S&P International Developed Low Volatility ETF	7.04%	385,443	435,300	(2,524)	46,346	(328)	6,037	28,280	864,237

Total Foreign Equity Funds		900,206	1,763,063	(70,322)	241,509	(1,108)	13,356		2,833,348

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.05%	-	67,807	(61,414)	-	-	-	6,393	6,393

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $10,969,259)	100.12%	5,615,883	8,370,653	(3,352,098)	1,376,477	295,709	58,454		12,295,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Growth Multi-Asset Allocation ETF (PSMG)-(continued)

April 30, 2021

(Unaudited)

Schedule of Investments in Affiliated Issuers-109.44%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 04/30/21	Value 04/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.32%
Invesco Private Government Fund, 0.01%(c)(d)	3.73%	$87,858	$4,441,961	$(4,071,887)	$-	$-	$25	*	457,932	$457,932
Invesco Private Prime Fund, 0.11%(c)(d)	5.59%	131,787	6,281,416	(5,726,354)	-	49	244	*	686,624	686,898

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,144,830)	9.32%	219,645	10,723,377	(9,798,241)	-	49	269			1,144,830

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,114,089)	109.44%	$5,835,528	$19,094,030	$(13,150,339)	$1,376,477	$295,758(e)	$58,723			$13,440,734

OTHER ASSETS LESS LIABILITIES	(9.44)%									(1,159,424)

NET ASSETS	100.00%									$12,281,310

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,581
Invesco Investment Grade Value ETF	4,050
Invesco PureBetaSM 0-5 Yr US TIPS ETF	89

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2021
U.S. Equities	56.88
Fixed Income	20.12
International and Developed Equities	14.55
Emerging Markets Equities	8.52
Money Market Funds Plus Other Assets Less Liabilities	(0.07)

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco High Yield Bond Factor ETF (IHYF)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-96.60%
Advertising-0.61%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$118,000	$125,074
MDC Partners, Inc., 7.50%, 05/01/2024(b)(c)	117,000	119,184

		244,258

Aerospace & Defense-2.01%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	60,000	60,075
Howmet Aerospace, Inc., 6.88%, 05/01/2025	115,000	133,544
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(b)	160,000	161,470
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	164,000	175,764
TransDigm, Inc., 6.38%, 06/15/2026	101,000	104,868
Triumph Group, Inc., 8.88%, 06/01/2024(b)	157,000	174,859

		810,580

Air Freight & Logistics-0.73%
XPO Logistics, Inc. 6.13%, 09/01/2023(b)	108,000	109,633
6.75%, 08/15/2024(b)	175,000	183,094

		292,727

Airlines-1.15%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 10/01/2026.	33,199	32,949
Delta Air Lines, Inc.
3.80%, 04/19/2023	42,000	43,244
2.90%, 10/28/2024(d)	211,000	212,932
United Airlines Holdings, Inc.
5.00%, 02/01/2024(d)	60,000	61,582
4.88%, 01/15/2025(d)	82,000	83,281
United Airlines, Inc., 4.38%, 04/15/2026(b)(d)	30,000	31,169

		465,157

Alternative Carriers-1.08%
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039	90,000	103,440
Series U, 7.65%, 03/15/2042	75,000	85,734
Series Y, 7.50%, 04/01/2024	140,000	156,843
Qwest Corp., 7.25%, 09/15/2025	77,000	91,053

		437,070

Aluminum-0.38%
Kaiser Aluminum Corp., 6.50%, 05/01/2025(b)	145,000	154,062

Apparel, Accessories & Luxury Goods-1.23%
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/2025(b)	234,000	248,917
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	95,205
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	150,835

		494,957

	Principal Amount	Value
Application Software-0.53%
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	$182,000	$187,915
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	26,000	26,829

		214,744

Auto Parts & Equipment-1.14%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	25,000	27,031
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	222,000	229,631
Tenneco, Inc.
7.88%, 01/15/2029(b)	128,000	144,288
5.13%, 04/15/2029(b)	60,000	59,625

		460,575

Automobile Manufacturers-2.50%
Ford Motor Co.
8.90%, 01/15/2032	114,000	151,326
9.98%, 02/15/2047	100,000	150,266
Ford Motor Credit Co. LLC 3.37%, 11/17/2023	200,000	206,250
5.58%, 03/18/2024	202,000	220,529
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	135,761
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	134,000	145,507

		1,009,639

Automotive Retail-0.11%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	43,989

Broadcasting-3.32%
AMC Networks, Inc.
5.00%, 04/01/2024(d)	55,000	55,894
4.75%, 08/01/2025(d)	107,000	110,407
4.25%, 02/15/2029(d)	218,000	215,551
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	12,000	12,549
iHeartCommunications, Inc., 8.38%, 05/01/2027	25,000	26,856
Liberty Interactive LLC 8.50%, 07/15/2029	155,000	178,027
8.25%, 02/01/2030	79,000	91,311
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	83,000	81,030
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	183,000	188,032
TEGNA, Inc., 5.00%, 09/15/2029	134,000	139,337
Urban One, Inc., 7.38%, 02/01/2028(b)(d)	67,000	69,440
ViacomCBS, Inc., 6.25%, 02/28/2057(e)	41,000	46,028
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	113,000	124,686

		1,339,148

Building Products-0.51%
SRM Escrow Issuer LLC, 6.00%, 11/01/2028(b)	195,000	206,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Cable & Satellite-2.37%
CSC Holdings LLC, 6.50%, 02/01/2029(b)	$200,000	$221,349
DISH DBS Corp., 7.38%, 07/01/2028	176,000	189,849
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	41,727
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	212,300
Telesat Canada/Telesat LLC (Canada), 4.88%, 06/01/2027(b)	137,000	134,260
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	150,000	156,287

		955,772

Casinos & Gaming-2.95%
Affinity Gaming, 6.88%, 12/15/2027(b)(d)	187,000	198,744
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	27,000	27,253
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	221,750
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	213,310
MGM Resorts International, 6.75%, 05/01/2025(d)	168,000	180,390
Sabre GLBL, Inc., 9.25%, 04/15/2025(b)	121,000	144,746
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(d)	197,000	202,541

		1,188,734

Coal & Consumable Fuels-0.39%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	150,000	156,509

Commodity Chemicals-1.34%
Methanex Corp. (Canada)
5.13%, 10/15/2027(d)	190,000	200,883
5.25%, 12/15/2029	153,000	161,798
Olin Corp., 5.63%, 08/01/2029	164,000	177,678

		540,359

Communications Equipment-0.35%
Plantronics, Inc., 4.75%, 03/01/2029(b)	145,000	143,006

Construction & Engineering-0.94%
Fluor Corp., 4.25%, 09/15/2028	182,000	187,879
Michael Baker International LLC, 8.75%, 03/01/2023(b)	42,000	42,787
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	143,000	147,558

		378,224

Construction Machinery & Heavy Trucks-0.69%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(d)	40,000	43,375
Meritor, Inc., 6.25%, 02/15/2024	35,000	35,613
Terex Corp., 5.00%, 05/15/2029(b)	90,000	93,712
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	105,875

		278,575

Construction Materials-0.39%
Summit Materials LLC/Summit Materials
Finance Corp., 5.13%, 06/01/2025(b)	155,000	157,696

	Principal Amount	Value
Consumer Finance-3.45%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	$200,000	$194,000
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	82,692
Ford Holdings LLC, 9.30%, 03/01/2030	125,000	166,937
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	133,838
Navient Corp.
6.13%, 03/25/2024	163,000	172,676
5.88%, 10/25/2024	77,000	81,167
5.00%, 03/15/2027(d)	153,000	154,339
5.63%, 08/01/2033	62,000	58,133
OneMain Finance Corp., 6.13%, 03/15/2024	181,000	195,706
PRA Group, Inc., 7.38%, 09/01/2025(b)(d)	140,000	150,238

		1,389,726

Department Stores-1.10%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024(d)	172,000	174,150
Nordstrom, Inc.
4.38%, 04/01/2030	94,000	96,459
5.00%, 01/15/2044	177,000	173,001

		443,610

Diversified Banks-1.64%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	229,345
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	200,000	217,325
UniCredit S.p.A. (Italy), 5.46%, 06/30/2035(b)(e)	200,000	215,196

		661,866

Diversified Capital Markets-0.95%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(e)	370,000	384,163

Diversified Chemicals-0.37%
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(f)	150,000	149,583

Diversified Metals & Mining-1.18%
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	202,000	212,984
FMG Resources August 2006 Pty. Ltd. (Australia), 5.13%, 05/15/2024(b)	153,000	167,257
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	95,463

		475,704

Diversified REITs-1.16%
iStar, Inc., 4.75%, 10/01/2024	139,000	145,187
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	164,000	177,033
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	136,000	146,710

		468,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Diversified Support Services-0.44%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/2024(b)	$117,000	$125,126
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	49,000	50,513

		175,639

Education Services-0.26%
Graham Holdings Co., 5.75%, 06/01/2026(b)	101,000	105,905

Electric Utilities-1.21%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	193,750
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	107,152	110,984
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	179,000	184,372

		489,106

Electrical Components & Equipment-0.33%
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	125,000	134,219

Electronic Components-0.38%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	141,000	154,110

Environmental & Facilities Services-1.16%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	267,000	275,511
Stericycle, Inc., 5.38%, 07/15/2024(b)	187,000	194,170

		469,681

Fertilizers & Agricultural Chemicals-1.55%
CF Industries, Inc., 3.45%, 06/01/2023	114,000	119,375
Cooke Omega Investments, Inc./Alpha
VesselCo. Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	127,000	130,334
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	165,000	166,444
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	200,000	208,181

		624,334

Footwear-0.40%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	163,262

Gas Utilities-0.45%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	122,000	136,011
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	44,000	44,632

		180,643

Health Care Equipment-0.33%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	120,000	134,333

Health Care Facilities-0.97%
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	28,113

	Principal Amount	Value
Health Care Facilities-(continued)
Tenet Healthcare Corp.
4.63%, 07/15/2024	$142,000	$144,322
4.63%, 09/01/2024(b)	121,000	124,781
6.13%, 10/01/2028(b)(d)	89,000	94,028

		391,244

Health Care REITs-0.24%
Diversified Healthcare Trust, 4.75%, 05/01/2024	92,000	95,220

Health Care Services-1.15%
Akumin, Inc., 7.00%, 11/01/2025(b)	155,000	162,010
Community Health Systems, Inc.
8.00%, 12/15/2027(b)	145,000	159,772
6.88%, 04/15/2029(b)	26,000	27,208
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	112,000	114,800

		463,790

Home Improvement Retail-0.31%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	123,435

Homebuilding-1.38%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	174,000	178,549
Lennar Corp., 4.88%, 12/15/2023	67,000	73,363
MDC Holdings, Inc., 5.50%, 01/15/2024	66,000	72,679
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	84,270
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024(d)	133,000	148,278

		557,139

Homefurnishing Retail-0.25%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024(d)	97,000	99,728

Hotel & Resort REITs-1.05%
Service Properties Trust
4.50%, 06/15/2023(d)	31,000	31,682
4.65%, 03/15/2024	108,000	109,013
4.35%, 10/01/2024	138,000	137,483
4.75%, 10/01/2026	150,000	146,548

		424,726

Hotels, Resorts & Cruise Lines-1.58%
Carnival Corp., 10.50%, 02/01/2026(b)	87,000	102,656
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	90,000	94,716
Royal Caribbean Cruises Ltd.
9.13%, 06/15/2023(b)	111,000	122,678
11.50%, 06/01/2025(b)	122,000	141,482
Silversea Cruise Finance Ltd., 7.25%, 02/01/2025(b)	69,000	71,494
Travel + Leisure Co., 5.65%, 04/01/2024	95,000	103,659

		636,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Independent Power Producers & Energy Traders-0.67%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	$270,000	$268,713

Industrial Conglomerates-0.53%
Icahn Enterprises L.P./Icahn Enterprises
Finance Corp. 6.75%, 02/01/2024	42,000	42,998
4.75%, 09/15/2024(d)	161,000	168,913

		211,911

Industrial Machinery-0.34%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	66,137
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	70,000	72,576

		138,713

Insurance Brokers-0.13%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	25,000	26,175
HUB International Ltd., 7.00%, 05/01/2026(b)	26,000	26,973

		53,148

Integrated Oil & Gas-2.07%
Cenovus Energy, Inc. (Canada), 3.80%, 09/15/2023	50,000	52,686
Occidental Petroleum Corp.
6.95%, 07/01/2024	110,000	121,974
2.90%, 08/15/2024	230,000	229,713
8.88%, 07/15/2030	334,000	429,607

		833,980

Integrated Telecommunication Services-3.35%
CommScope, Inc., 5.50%, 03/01/2024(b)	219,000	226,076
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	89,000	95,811
Embarq Corp., 8.00%, 06/01/2036	217,000	253,010
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/2024(b)	44,000	46,173
Ligado Networks LLC, 15.50% 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(g)	27,000	26,629
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	218,690
T-Mobile USA, Inc. 6.00%, 04/15/2024	236,000	237,547
2.25%, 02/15/2026	40,000	40,303
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	198,000	206,670

		1,350,909

Interactive Media & Services-1.12%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(d)	74,000	76,371
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	191,000	139,669
Entercom Media Corp.
6.50%, 05/01/2027(b)	79,000	81,194
6.75%, 03/31/2029(b)	150,000	154,995

		452,229

	Principal Amount	Value

Internet & Direct Marketing Retail-0.64%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	$127,000	$139,231
QVC, Inc., 4.85%, 04/01/2024	108,000	117,287

		256,518

Investment Banking & Brokerage-0.25%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	47,827
NFP Corp., 6.88%, 08/15/2028(b)	25,000	26,269
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	27,869

		101,965

IT Consulting & Other Services-0.22%
Dell, Inc., 6.50%, 04/15/2038	69,000	86,767

Leisure Facilities-0.81%
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	106,000	129,430
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	184,000	195,500

		324,930

Leisure Products-0.07%
Mattel, Inc., 6.75%, 12/31/2025(b)	27,000	28,391

Life & Health Insurance-0.26%
Genworth Holdings, Inc., 4.90%, 08/15/2023	15,000	14,832
Provident Financing Trust I, 7.41%, 03/15/2038	75,000	88,711

		103,543

Metal & Glass Containers-1.08%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	210,189
Ball Corp., 4.00%, 11/15/2023	156,000	166,530
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	31,200
7.25%, 04/15/2025(b)	28,000	27,265

		435,184

Mortgage REITs-0.66%
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	82,974
New Residential Investment Corp., 6.25%, 10/15/2025(b)	115,000	117,012
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	66,229

		266,215

Movies & Entertainment-1.29%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	207,125
Cinemark USA, Inc.
4.88%, 06/01/2023	52,000	51,998
8.75%, 05/01/2025(b)	145,000	158,050
Netflix, Inc., 5.75%, 03/01/2024	91,000	102,716

		519,889

Office Services & Supplies-0.22%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	90,000	88,650

Oil & Gas Drilling-1.31%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	90,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Oil & Gas Drilling-(continued)
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028(d)	$18,000	$17,172
5.15%, 11/15/2029	71,000	71,459
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
5.50%, 09/15/2024(b)	125,000	127,578
7.50%, 10/01/2025(b)	75,000	82,078
6.00%, 12/31/2030(b)	138,000	138,517

		527,556

Oil & Gas Equipment & Services-0.16%
Oceaneering International, Inc., 4.65%, 11/15/2024	66,000	64,515

Oil & Gas Exploration & Production-4.35%
Continental Resources, Inc., 3.80%, 06/01/2024	152,000	158,270
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)(d)	137,000	146,076
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024(d)	138,000	138,259
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/01/2024(b)	137,000	138,456
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	113,000	116,884
Murphy Oil Corp. 6.88%, 08/15/2024	167,000	170,966
5.88%, 12/01/2027	139,000	139,872
PDC Energy, Inc., 6.13%, 09/15/2024	157,000	161,219
Southwestern Energy Co. 6.45%, 01/23/2025(d)	162,000	175,163
7.75%, 10/01/2027(d)	85,000	91,478
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	144,000	137,685
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	178,755

		1,753,083

Oil & Gas Refining & Marketing-1.91%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	118,000	130,390
CVR Energy, Inc., 5.25%, 02/15/2025(b)(d)	161,000	162,006
EnLink Midstream Partners L.P.
4.40%, 04/01/2024	47,000	48,300
4.85%, 07/15/2026	118,000	119,327
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/2025(b)	98,000	102,778
6.00%, 02/15/2028	231,000	174,838
Weatherford International Ltd., 11.00%, 12/01/2024(b)	35,000	34,645

		772,284

Oil & Gas Storage & Transportation-1.76%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	97,700
EnLink Midstream LLC, 5.38%, 06/01/2029	194,000	194,242
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	120,803
6.50%, 07/15/2048(d)	85,000	86,366

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Southeast Supply Header LLC, 4.25%, 06/15/2024(b)	$100,000	$100,188
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	110,000	110,364

		709,663

Other Diversified Financial Services-1.11%
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	75,000	71,719
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 13.75% 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(g)	232,120	232,410
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	85,000	83,838
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/2025(b)	56,021	59,802

		447,769

Packaged Foods & Meats-2.59%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	170,000	181,050
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	159,000	178,678
Kraft Heinz Foods Co. (The)
4.00%, 06/15/2023	219,000	233,676
3.95%, 07/15/2025	90,000	99,711
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	170,000	180,625
Post Holdings, Inc., 4.50%, 09/15/2031(b)	85,000	84,494
US Foods, Inc., 4.75%, 02/15/2029(b)	85,000	85,850

		1,044,084

Paper Packaging-0.25%
Berry Global, Inc., 5.13%, 07/15/2023	19,000	19,190
Graphic Packaging International LLC, 4.13%, 08/15/2024	75,000	80,430

		99,620

Paper Products-0.20%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	75,000	79,734

Personal Products-1.20%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	116,000	148,770
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	136,000	144,670
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)(d)	174,000	189,619

		483,059

Pharmaceuticals-3.51%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	147,000	154,718
Advanz Pharma Corp. Ltd. (Canada), 8.00%, 09/06/2024	118,000	120,508
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b)	163,000	167,335
5.50%, 11/01/2025(b)	160,000	165,200
6.25%, 02/15/2029(b)	215,000	227,634
Elanco Animal Health, Inc., 5.27%, 08/28/2023	81,000	87,041
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	27,409
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	210,000	208,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Pharmaceuticals-(continued)
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	$61,000	$64,994
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	183,000	192,836

		1,415,837

Real Estate Development-0.59%
Forestar Group, Inc., 8.00%, 04/15/2024(b)	68,000	70,888
Howard Hughes Corp. (The)
5.38%, 08/01/2028(b)	83,000	87,918
4.13%, 02/01/2029(b)	80,000	79,078

		237,884

Real Estate Services-0.67%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)(d)	71,000	76,192
Newmark Group, Inc., 6.13%, 11/15/2023	177,000	193,262

		269,454

Regional Banks-0.78%
CIT Group, Inc.
5.00%, 08/01/2023	100,000	108,821
4.75%, 02/16/2024	67,000	73,135
Synovus Financial Corp., 5.90%, 02/07/2029(d)(e)	125,000	134,587

		316,543

Reinsurance-0.17%
Enstar Finance LLC, 5.75%, 09/01/2040(d)(e)	65,000	68,656

Research & Consulting Services-0.42%
IHS Markit Ltd., 4.75%, 02/15/2025(b)	151,000	169,732

Restaurants-0.87%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	157,000	159,248
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	52,817
Yum! Brands, Inc., 3.88%, 11/01/2023(d)	132,000	138,916

		350,981

Retail REITs-0.18%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	68,000	71,145

Security & Alarm Services-0.94%
ADT Security Corp. (The), 4.13%, 06/15/2023	113,000	118,497
CoreCivic, Inc.
4.63%, 05/01/2023(d)	120,000	121,532
4.75%, 10/15/2027	153,000	138,528

		378,557

Specialized REITs-2.14%
EPR Properties, 5.25%, 07/15/2023	77,000	80,339
GEO Group, Inc. (The)
5.88%, 10/15/2024(d)	134,000	107,870
6.00%, 04/15/2026(d)	160,000	110,643

	Principal Amount	Value

Specialized REITs-(continued)
Iron Mountain, Inc.
4.88%, 09/15/2029(b)	$127,000	$129,605
5.25%, 07/15/2030(b)	188,000	195,276
SBA Communications Corp., 4.88%, 09/01/2024	232,000	237,800

		861,533

Specialty Stores-0.96%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	116,282
Staples, Inc., 7.50%, 04/15/2026(b)	263,000	272,534

		388,816

Steel-1.84%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	176,000	187,545
Carpenter Technology Corp., 6.38%, 07/15/2028	172,000	188,701
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	47,000	55,225
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)(d)	102,000	103,530
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	202,000	206,703

		741,704

Systems Software-0.88%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	25,000	26,625
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)(d)	150,000	152,235
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	177,199

		356,059

Technology Distributors-0.25%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	90,000	99,506

Technology Hardware, Storage & Peripherals-2.17%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	175,000	179,983
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	106,000	118,256
EMC Corp., 3.38%, 06/01/2023	128,000	132,855
Seagate HDD Cayman, 4.88%, 03/01/2024	121,000	130,831
Xerox Corp., 6.75%, 12/15/2039	147,000	163,434
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	57,000	59,921
5.50%, 08/15/2028(b)	86,000	89,978

		875,258

Thrifts & Mortgage Finance-0.42%
MGIC Investment Corp., 5.75%, 08/15/2023	21,000	22,783
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	93,267
Radian Group, Inc., 4.50%, 10/01/2024	49,000	51,695

		167,745

Tires & Rubber-0.55%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	101,000	117,043
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(d)	105,000	105,142

		222,185

Tobacco-0.26%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	106,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.55%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(e)	$150,000	$156,795
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)(d)	27,000	27,735
WESCO Distribution, Inc., 5.38%, 06/15/2024	38,000	38,838

		223,368

Trucking-0.07%
Uber Technologies, Inc., 8.00%, 11/01/2026(b)	25,000	27,078

Wireless Telecommunication Services-1.82%
Sprint Corp.
7.88%, 09/15/2023	235,000	268,194
7.13%, 06/15/2024	235,000	271,688
Vmed O2 UK Financing I PLC (United Kingdom), 4.25%, 01/31/2031(b)	200,000	193,750

		733,632

Total U.S. Dollar Denominated Bonds & Notes (Cost $38,422,087)		38,955,002

U.S. Treasury Securities-0.17%
U.S. Treasury Bills-0.17%
0.04%–0.05%, 07/15/2021(h)(i) (Cost $69,993)	70,000	69,999

	Shares	Value
Money Market Funds-1.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k) (Cost $670,656)	670,656	$670,656

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.43% (Cost $39,162,736)		39,695,657

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.01%
Invesco Private Government Fund, 0.01%(j)(k)(l)	1,614,040	1,614,040
Invesco Private Prime Fund, 0.11%(j)(k)(l)	2,420,092	2,421,060

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,035,100)		4,035,100

TOTAL INVESTMENTS IN SECURITIES-108.44% (Cost $43,197,836)		43,730,757
OTHER ASSETS LESS LIABILITIES-(8.44)%		(3,403,803)

NET ASSETS-100.00%		$40,326,954

Investment Abbreviations:

PIK-Pay-in-Kind

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $22,798,697, which represented 56.53% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	All or a portion of this security was out on loan at April 30, 2021.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	$69,999 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2Q.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,429,039	$(21,758,383)	$-	$-	$ 670,656	$ 95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$3,586,346	$(1,972,306)	$-	$-	$1,614,040	$24	*
Invesco Private Prime Fund	-	4,840,540	(2,419,480)	-	-	2,421,060	299	*

Total	$-	$30,855,925	$(26,150,169)	$-	$-	$4,705,756	$418

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	3	June-2021	$471,750	$(4,631)	$(4,631)
U.S. Treasury 10 Year Notes	23	June-2021	3,036,719	(40,561)	(40,561)
U.S. Treasury 10 Year Ultra Bonds	11	June-2021	1,601,016	(20,818)	(20,818)

Subtotal–Long Futures Contracts				(66,010)	(66,010)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	6	June-2021	(1,324,547)	397	397
U.S. Treasury 5 Year Notes	4	June-2021	(495,750)	2,181	2,181

Subtotal–Short Futures Contracts				2,578	2,578

Total Futures Contracts				$(63,432)	$(63,432)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00%	Quarterly	06/20/2026	2.873%	USD 400,000	$37,073	$41,690	$4,617

(a)	Centrally cleared swap agreements collateralized by $154,410 cash held with the broker.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Security Type Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

U.S. Dollar Denominated Bonds & Notes	96.60
U.S. Treasury Securities	0.17
Money Market Funds Plus Other Assets Less Liabilities	3.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2021

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers- 111.58%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/21	Value 04/30/21
Domestic Equity Funds-32.42%
Invesco Preferred ETF(b)	3.01%	$162,929	$173,104	$(123,010)	$3,888	$1,860	$4,566	14,517	$218,771
Invesco RAFI™ Strategic US ETF	7.46%	232,768	315,621	(89,878)	76,158	7,044	2,486	14,915	541,713
Invesco RAFI™ Strategic US Small Company ETF	2.45%	177,872	184,345	(275,641)	70,255	21,150	908	4,809	177,981
Invesco Russell 1000 Dynamic Multifactor ETF(b)	5.49%	257,927	268,694	(236,091)	58,961	49,126	2,205	8,602	398,617
Invesco S&P 500® Low Volatility ETF	3.02%	140,377	154,449	(103,481)	14,810	13,182	1,412	3,629	219,337
Invesco S&P 500® Pure Growth ETF(b)	6.98%	302,738	337,936	(210,855)	33,782	43,358	290	2,936	506,959
Invesco S&P MidCap Low Volatility ETF	2.01%	118,297	122,288	(129,072)	25,699	8,399	649	2,693	145,611
Invesco S&P SmallCap Low Volatility ETF	2.00%	107,702	111,857	(106,677)	15,619	16,657	1,010	3,144	145,158

Total Domestic Equity Funds		1,500,610	1,668,294	(1,274,705)	299,172	160,776	13,526		2,354,147

Fixed Income Funds-57.34%
Invesco 1-30 Laddered Treasury ETF	8.06%	204,246	437,432	(41,525)	(14,356)	(626)	1,059	16,442	585,171
Invesco Emerging Markets Sovereign Debt ETF	1.01%	169,858	188,060	(288,943)	14,580	(10,477)	4,385	2,670	73,078
Invesco Fundamental High Yield® Corporate Bond ETF	9.05%	151,609	529,521	(31,028)	7,402	(506)	3,178	33,831	656,998
Invesco Investment Grade Defensive ETF	2.51%	475,320	503,140	(785,689)	(630)	(3,724)	3,187	6,842	182,339
Invesco Investment Grade Value ETF	1.50%	254,847	278,446	(414,875)	(2,863)	(2,517)	2,762	4,033	109,294
Invesco PureBetaSM 0-5 Yr US TIPS ETF	5.03%	165,396	229,383	(35,074)	4,351	1,120	1,186	13,808	365,084
Invesco Senior Loan ETF	4.52%	73,788	267,712	(14,898)	2,138	(411)	1,387	14,823	328,329
Invesco Taxable Municipal Bond ETF(b)	16.12%	310,332	926,292	(64,237)	(2,912)	1,523	4,609	36,064	1,170,998
Invesco Variable Rate Investment Grade ETF	9.54%	497,725	507,551	(316,559)	4,582	(439)	1,427	27,626	692,860

Total Fixed Income Funds		2,303,121	3,867,537	(1,992,828)	12,292	(16,057)	23,180		4,164,151

Foreign Equity Funds-10.50%
Invesco RAFI™ Strategic Developed ex-US ETF	3.50%	109,199	156,540	(50,004)	38,052	444	1,278	8,396	254,231
Invesco RAFI™ Strategic Emerging Markets ETF	1.99%	-	144,908	-	(43)	-	-	4,858	144,865
Invesco S&P Emerging Markets Low Volatility ETF	2.01%	-	145,789	-	(53)	-	-	5,917	145,736
Invesco S&P International Developed Low Volatility ETF	3.00%	119,962	123,733	(39,036)	16,373	(3,139)	1,466	7,130	217,893

Total Foreign Equity Funds		229,161	570,970	(89,040)	54,329	(2,695)	2,744		762,725

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.14%	58	44,721	(34,776)	-	-	-	10,003	10,003

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $6,946,709)	100.40%	4,032,950	6,151,522	(3,391,349)	365,793	142,024	39,450		7,291,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2021

(Unaudited)

Schedule of Investments in Affiliated Issuers-111.58%(a)

	% of Net Assets 04/30/21	Value 10/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 04/30/21	Value 04/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.18%
Invesco Private Government Fund, 0.01%(c)(d)	4.47%	$89,597	$3,301,160	$(3,066,048)	$-	$-	$17	*	324,709	$324,709
Invesco Private Prime Fund, 0.11%(c)(d)	6.71%	199,099	4,238,707	(3,950,759)	-	16	170	*	486,868	487,063

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $811,772)	11.18%	288,696	7,539,867	(7,016,807)	-	16	187			811,772

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,758,481)	111.58%	$4,321,646	$13,691,389	$(10,408,156)	$365,793	$142,040(e)	$39,637			$8,102,798

OTHER ASSETS LESS LIABILITIES	(11.58)%									(840,967)

NET ASSETS	100.00%									$7,261,831

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$6,078
Invesco Investment Grade Value ETF	3,744
Invesco PureBetaSM 0-5 Yr US TIPS ETF	93

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition

Market Segment Breakdown (% of the Fund’s Net Assets)*

as of April 30, 2021

Fixed Income	57.34
U.S. Equities	32.42
International and Developed Equities	6.50
Emerging Markets Equities	4.00
Money Market Funds Plus Other Assets Less Liabilities	(0.26)

*	Reflects exposure achieved through investments in underlying funds

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-60.91%
Communication Services-6.81%
Activision Blizzard, Inc.	2,050	$186,939
Alphabet, Inc., Class A(b)	793	1,866,325
Alphabet, Inc., Class C(b)	763	1,838,922
AT&T, Inc.	18,827	591,356
Charter Communications, Inc., Class A(b)	371	249,850
Comcast Corp., Class A	12,072	677,843
Discovery, Inc., Class A(b)(c)	430	16,194
Discovery, Inc., Class C(b)	767	24,782
DISH Network Corp., Class A(b)	657	29,427
Electronic Arts, Inc.	762	108,265
Facebook, Inc., Class A(b)	6,351	2,064,583
Fox Corp., Class A	882	33,004
Fox Corp., Class B	409	14,879
Interpublic Group of Cos., Inc. (The)	1,033	32,798
Live Nation Entertainment, Inc.(b)	376	30,787
Lumen Technologies, Inc.	2,607	33,448
Netflix, Inc.(b)	1,166	598,706
News Corp., Class A	1,034	27,086
News Corp., Class B	324	7,876
Omnicom Group, Inc.	572	47,053
Take-Two Interactive Software, Inc.(b)	300	52,614
T-Mobile US, Inc.(b)	1,544	204,009
Twitter, Inc.(b)	2,106	116,293
Verizon Communications, Inc.	10,929	631,587
ViacomCBS, Inc., Class B	1,497	61,407
Walt Disney Co. (The)(b)	4,792	891,408

		10,437,441

Consumer Discretionary-7.71%
Advance Auto Parts, Inc.	173	34,628
Amazon.com, Inc.(b)	1,130	3,918,185
Aptiv PLC(b)	711	102,306
AutoZone, Inc.(b)	61	89,311
Best Buy Co., Inc.	609	70,808
Booking Holdings, Inc.(b)	106	261,405
BorgWarner, Inc.	629	30,557
Caesars Entertainment, Inc.(b)	547	53,519
CarMax, Inc.(b)	430	57,293
Carnival Corp.(b)	2,105	58,856
Chipotle Mexican Grill, Inc.(b)	75	111,902
D.R. Horton, Inc.	874	85,905
Darden Restaurants, Inc.	344	50,472
Dollar General Corp.	643	138,084
Dollar Tree, Inc.(b)	620	71,238
Domino’s Pizza, Inc.	101	42,656
eBay, Inc.	1,710	95,401
Etsy, Inc.(b)	334	66,396
Expedia Group, Inc.(b)	364	64,148
Ford Motor Co.(b)	10,321	119,104
Gap, Inc. (The)	541	17,907
Garmin Ltd.	398	54,622
General Motors Co.(b)	3,344	191,344
Genuine Parts Co.	378	47,239
Hanesbrands, Inc.	924	19,459
Hasbro, Inc.	338	33,614
Hilton Worldwide Holdings, Inc.(b)	730	93,951
Home Depot, Inc. (The)	2,845	920,841

	Shares	Value
Consumer Discretionary-(continued)
L Brands, Inc.(b)	616	$40,594
Las Vegas Sands Corp.(b)	867	53,112
Leggett & Platt, Inc.	351	17,434
Lennar Corp., Class A	722	74,799
LKQ Corp.(b)	733	34,238
Lowe’s Cos., Inc.	1,929	378,566
Marriott International, Inc., Class A(b)	702	104,261
McDonald’s Corp.	1,972	465,550
MGM Resorts International	1,081	44,018
Mohawk Industries, Inc.(b)	157	32,264
Newell Brands, Inc.	994	26,798
NIKE, Inc., Class B	3,360	445,603
Norwegian Cruise Line Holdings Ltd.(b)(c)	959	29,777
NVR, Inc.(b)	8	40,145
O’Reilly Automotive, Inc.(b)	184	101,730
Penn National Gaming, Inc.(b)	396	35,292
Pool Corp.	104	43,942
PulteGroup, Inc.	701	41,443
PVH Corp.(b)	186	21,051
Ralph Lauren Corp.(b)	124	16,528
Ross Stores, Inc.	942	123,346
Royal Caribbean Cruises Ltd.(b)	581	50,518
Starbucks Corp.	3,111	356,178
Tapestry, Inc.(b)	730	34,931
Target Corp.	1,321	273,790
Tesla, Inc.(b)(c)	2,025	1,436,616
TJX Cos., Inc. (The)	3,167	224,857
Tractor Supply Co.	311	58,655
Ulta Beauty, Inc.(b)	151	49,732
Under Armour, Inc., Class A(b)	500	12,155
Under Armour, Inc., Class C(b)	515	10,254
VF Corp.	850	74,511
Whirlpool Corp.	166	39,251
Wynn Resorts Ltd.(b)	276	35,438
Yum! Brands, Inc.	791	94,540

		11,823,068

Consumer Staples-3.63%
Altria Group, Inc.	4,904	234,166
Archer-Daniels-Midland Co.	1,475	93,117
Brown-Forman Corp., Class B	486	37,072
Campbell Soup Co.	535	25,546
Church & Dwight Co., Inc.	644	55,217
Clorox Co. (The)	334	60,955
Coca-Cola Co. (The)	10,243	552,917
Colgate-Palmolive Co.	2,242	180,929
Conagra Brands, Inc.	1,291	47,883
Constellation Brands, Inc., Class A	448	107,663
Costco Wholesale Corp.	1,165	433,485
Estee Lauder Cos., Inc. (The), Class A	607	190,477
General Mills, Inc.	1,618	98,471
Hershey Co. (The)	383	62,927
Hormel Foods Corp.	745	34,419
JM Smucker Co. (The)	287	37,594
Kellogg Co.	674	42,071
Kimberly-Clark Corp.	890	118,655
Kraft Heinz Co. (The)	1,714	70,771
Kroger Co. (The)	2,009	73,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	383	$30,832
McCormick & Co., Inc.	661	59,728
Molson Coors Beverage Co., Class B(b)	499	27,420
Mondelez International, Inc., Class A	3,730	226,821
Monster Beverage Corp.(b)	974	94,527
PepsiCo, Inc.	3,644	525,319
Philip Morris International, Inc.	4,110	390,450
Procter & Gamble Co. (The)	6,504	867,764
Sysco Corp.	1,344	113,877
Tyson Foods, Inc., Class A	779	60,334
Walgreens Boots Alliance, Inc.	1,895	100,624
Walmart, Inc.	3,660	512,071

		5,567,511

Energy-1.63%
APA Corp.	994	19,880
Baker Hughes Co., Class A	1,924	38,634
Cabot Oil & Gas Corp.	1,054	17,570
Chevron Corp.	5,083	523,905
ConocoPhillips	3,576	182,877
Devon Energy Corp.	1,564	36,566
Diamondback Energy, Inc.	473	38,658
EOG Resources, Inc.	1,543	113,626
Exxon Mobil Corp.	11,174	639,600
Halliburton Co.	2,347	45,907
Hess Corp.	719	53,573
HollyFrontier Corp.	398	13,930
Kinder Morgan, Inc.	5,140	87,637
Marathon Oil Corp.	2,085	23,477
Marathon Petroleum Corp.	1,721	95,774
NOV, Inc.(b)	1,027	15,354
Occidental Petroleum Corp.	2,210	56,046
ONEOK, Inc.	1,179	61,709
Phillips 66	1,151	93,127
Pioneer Natural Resources Co.	541	83,222
Schlumberger Ltd.	3,688	99,760
Valero Energy Corp.	1,076	79,581
Williams Cos., Inc. (The)	3,206	78,098

		2,498,511

Financials-6.97%
Aflac, Inc.	1,687	90,643
Allstate Corp. (The)	798	101,186
American Express Co.	1,724	264,375
American International Group, Inc.	2,281	110,514
Ameriprise Financial, Inc.	312	80,621
Aon PLC, Class A	598	150,361
Arthur J. Gallagher & Co.	513	74,359
Assurant, Inc.	155	24,118
Bank of America Corp.	20,063	813,153
Bank of New York Mellon Corp. (The)	2,126	106,045
Berkshire Hathaway, Inc., Class B(b)	5,035	1,384,373
BlackRock, Inc.	372	304,780
Capital One Financial Corp.	1,213	180,834
Cboe Global Markets, Inc.	281	29,328
Charles Schwab Corp. (The)	3,948	277,939
Chubb Ltd.	1,191	204,364
Cincinnati Financial Corp.	399	44,959
Citigroup, Inc.	5,508	392,390
Citizens Financial Group, Inc.	1,123	51,972
CME Group, Inc., Class A	949	191,688

	Shares	Value
Financials-(continued)
Comerica, Inc.	366	$27,509
Discover Financial Services	807	91,998
Everest Re Group Ltd.	104	28,803
Fifth Third Bancorp.	1,881	76,256
First Republic Bank	462	84,657
Franklin Resources, Inc.	718	21,540
Globe Life, Inc.	252	25,827
Goldman Sachs Group, Inc. (The)	905	315,347
Hartford Financial Services Group, Inc. (The)	945	62,332
Huntington Bancshares, Inc.	2,687	41,165
Intercontinental Exchange, Inc.	1,483	174,564
Invesco Ltd.(d)	460	12,420
JPMorgan Chase & Co.	8,060	1,239,709
KeyCorp.	2,555	55,597
Lincoln National Corp.	473	30,333
Loews Corp	600	33,450
M&T Bank Corp.	340	53,615
MarketAxess Holdings, Inc.	99	48,358
Marsh & McLennan Cos., Inc.	1,338	181,567
MetLife, Inc.	1,986	126,369
Moody’s Corp.	426	139,178
Morgan Stanley	3,966	327,393
MSCI, Inc.	222	107,841
Nasdaq, Inc.	309	49,916
Northern Trust Corp.	547	62,249
People’s United Financial, Inc.	1,124	20,378
PNC Financial Services Group, Inc. (The)	1,121	209,571
Principal Financial Group, Inc.	672	42,921
Progressive Corp. (The)	1,548	155,946
Prudential Financial, Inc.	1,048	105,177
Raymond James Financial, Inc.	326	42,634
Regions Financial Corp.	2,535	55,263
S&P Global, Inc.	633	247,117
State Street Corp.	931	78,157
SVB Financial Group(b)	141	80,628
Synchrony Financial	1,430	62,548
T. Rowe Price Group, Inc.	603	108,058
Travelers Cos., Inc. (The)	669	103,468
Truist Financial Corp.	3,558	211,025
U.S. Bancorp	3,605	213,957
Unum Group	536	15,147
W.R. Berkley Corp.	368	29,337
Wells Fargo & Co.	10,912	491,586
Willis Towers Watson PLC	341	88,271
Zions Bancorporation N.A.	434	24,217

		10,681,401

Health Care-7.79%
Abbott Laboratories	4,679	561,854
AbbVie, Inc.	4,666	520,259
ABIOMED, Inc.(b)	116	37,205
Agilent Technologies, Inc.	803	107,313
Alexion Pharmaceuticals, Inc.(b)	583	98,340
Align Technology, Inc.(b)	189	112,555
AmerisourceBergen Corp.	385	46,508
Amgen, Inc.	1,529	366,410
Anthem, Inc.	643	243,948
Baxter International, Inc.	1,331	114,053
Becton, Dickinson and Co.	769	191,335
Biogen, Inc.(b)	405	108,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)	60	$37,808
Boston Scientific Corp.(b)	3,742	163,151
Bristol-Myers Squibb Co.	5,916	369,277
Cardinal Health, Inc.	776	46,824
Catalent, Inc.(b)	448	50,387
Centene Corp.(b)	1,538	94,956
Cerner Corp.	806	60,490
Cigna Corp.	932	232,077
Cooper Cos., Inc. (The)	126	51,772
CVS Health Corp.	3,464	264,650
Danaher Corp.	1,672	424,588
DaVita, Inc.(b)	189	22,024
DENTSPLY SIRONA, Inc.	581	39,223
DexCom, Inc.(b)	255	98,455
Edwards Lifesciences Corp.(b)	1,649	157,512
Eli Lilly and Co.	2,099	383,634
Gilead Sciences, Inc.	3,317	210,530
HCA Healthcare, Inc.	700	140,742
Henry Schein, Inc.(b)	374	27,115
Hologic, Inc.(b)	682	44,705
Humana, Inc.	341	151,827
IDEXX Laboratories, Inc.(b)	229	125,719
Illumina, Inc.(b)	382	150,065
Incyte Corp.(b)	496	42,348
Intuitive Surgical, Inc.(b)	314	271,610
IQVIA Holdings, Inc.(b)	507	118,988
Johnson & Johnson	6,942	1,129,672
Laboratory Corp. of America Holdings(b)	258	68,594
McKesson Corp.	421	78,963
Medtronic PLC	3,560	466,075
Merck & Co., Inc.	6,683	497,883
Mettler-Toledo International, Inc.(b)	64	84,052
PerkinElmer, Inc.	293	37,982
Perrigo Co. PLC	351	14,612
Pfizer, Inc.	14,725	569,121
Quest Diagnostics, Inc.(c)	352	46,422
Regeneron Pharmaceuticals, Inc.(b)	276	132,839
ResMed, Inc.	381	71,617
STERIS PLC	229	48,324
Stryker Corp.	865	227,175
Teleflex, Inc.	120	50,698
Thermo Fisher Scientific, Inc.	1,040	489,039
UnitedHealth Group, Inc.	2,498	996,202
Universal Health Services, Inc., Class B	203	30,127
Vertex Pharmaceuticals, Inc.(b)	687	149,903
Viatris, Inc.(b)	3,190	42,427
Waters Corp.(b)	165	49,479
West Pharmaceutical Services, Inc.	194	63,733
Zimmer Biomet Holdings, Inc.	546	96,729
Zoetis, Inc.	1,251	216,461

		11,946,655

Industrials-5.32%
3M Co.	1,532	302,018
A.O. Smith Corp.	357	24,187
Alaska Air Group, Inc.(b)	330	22,816
Allegion PLC	242	32,520
American Airlines Group, Inc.(b)(c)	1,686	36,620
AMETEK, Inc.	609	82,172
Boeing Co. (The)(b)	1,451	339,984

	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	353	$34,269
Carrier Global Corp.	2,159	94,089
Caterpillar, Inc.	1,443	329,163
Cintas Corp.	236	81,453
Copart, Inc.(b)	547	68,107
CSX Corp.	2,012	202,709
Cummins, Inc.	387	97,539
Deere & Co.	831	308,176
Delta Air Lines, Inc.(b)	1,682	78,919
Dover Corp.	376	56,095
Eaton Corp. PLC	1,050	150,076
Emerson Electric Co.	1,583	143,246
Equifax, Inc.	324	74,270
Expeditors International of Washington, Inc.	446	48,998
Fastenal Co.	1,513	79,100
FedEx Corp.	641	186,089
Fortive Corp.	891	63,101
Fortune Brands Home & Security, Inc.	364	38,213
Generac Holdings, Inc.(b)	167	54,100
General Dynamics Corp.	612	116,421
General Electric Co.	23,150	303,728
Honeywell International, Inc.	1,835	409,278
Howmet Aerospace, Inc.(b)	1,032	32,983
Huntington Ingalls Industries, Inc.	105	22,294
IDEX Corp.	198	44,392
IHS Markit Ltd.	982	105,643
Illinois Tool Works, Inc.	763	175,841
Ingersoll Rand, Inc.(b)	982	48,521
J.B. Hunt Transport Services, Inc.	224	38,239
Jacobs Engineering Group, Inc.	344	45,962
Johnson Controls International PLC	1,903	118,633
Kansas City Southern	242	70,715
L3Harris Technologies, Inc.	541	113,193
Leidos Holdings, Inc.	352	35,651
Lockheed Martin Corp.	647	246,222
Masco Corp.	681	43,502
Nielsen Holdings PLC	946	24,265
Norfolk Southern Corp.	668	186,532
Northrop Grumman Corp.	412	146,029
Old Dominion Freight Line, Inc.	254	65,484
Otis Worldwide Corp.	1,073	83,554
PACCAR, Inc.	920	82,690
Parker-Hannifin Corp.	341	107,009
Pentair PLC	438	28,255
Quanta Services, Inc.	364	35,177
Raytheon Technologies Corp.	4,011	333,876
Republic Services, Inc.	553	58,784
Robert Half International, Inc.	295	25,845
Rockwell Automation, Inc.	310	81,921
Rollins, Inc.	587	21,883
Roper Technologies, Inc.	276	123,217
Snap-on, Inc.	146	34,690
Southwest Airlines Co.(b)	1,560	97,937
Stanley Black & Decker, Inc.	426	88,084
Teledyne Technologies, Inc.(b)	97	43,432
Textron, Inc.	600	38,544
Trane Technologies PLC	628	109,165
TransDigm Group, Inc.(b)	147	90,220
Union Pacific Corp.	1,766	392,211
United Airlines Holdings, Inc.(b)	844	45,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	1,901	$387,538
United Rentals, Inc.(b)	189	60,470
Verisk Analytics, Inc.	430	80,926
W.W. Grainger, Inc.	113	48,990
Wabtec Corp.	466	38,245
Waste Management, Inc.	1,029	141,971
Xylem, Inc.	472	52,227

		8,154,332

Information Technology-16.26%
Accenture PLC, Class A	1,673	485,120
Adobe, Inc.(b)	1,269	645,083
Advanced Micro Devices, Inc.(b)	3,201	261,266
Akamai Technologies, Inc.(b)	431	46,850
Amphenol Corp., Class A	1,580	106,397
Analog Devices, Inc.	972	148,872
ANSYS, Inc.(b)	232	84,833
Apple, Inc.	41,667	5,477,544
Applied Materials, Inc.	2,424	321,689
Arista Networks, Inc.(b)	148	46,645
Autodesk, Inc.(b)	583	170,184
Automatic Data Processing, Inc.	1,130	211,299
Broadcom, Inc.	1,075	490,415
Broadridge Financial Solutions, Inc.	310	49,175
Cadence Design Systems, Inc.(b)	733	96,587
CDW Corp.	370	65,982
Cisco Systems, Inc.	11,146	567,443
Citrix Systems, Inc.	327	40,499
Cognizant Technology Solutions Corp., Class A	1,400	112,560
Corning, Inc.	2,026	89,569
DXC Technology Co.(b)	674	22,181
Enphase Energy, Inc.(b)	341	47,484
F5 Networks, Inc.(b)	164	30,629
Fidelity National Information Services, Inc.	1,641	250,909
Fiserv, Inc.(b)	1,516	182,102
FleetCor Technologies, Inc.(b)	224	64,449
FLIR Systems, Inc.	347	20,810
Fortinet, Inc.(b)	357	72,910
Gartner, Inc.(b)	237	46,424
Global Payments, Inc.	780	167,411
Hewlett Packard Enterprise Co.	3,432	54,981
HP, Inc.	3,307	112,802
Intel Corp.	10,725	617,009
International Business Machines Corp.	2,358	334,553
Intuit, Inc.	721	297,167
IPG Photonics Corp.(b)	94	20,408
Jack Henry & Associates, Inc.	198	32,240
Juniper Networks, Inc.	867	22,013
Keysight Technologies, Inc.(b)	494	71,309
KLA Corp.	409	128,978
Lam Research Corp.	375	232,669
Mastercard, Inc., Class A	2,318	885,615
Maxim Integrated Products, Inc.	707	66,458
Microchip Technology, Inc.	710	106,706
Micron Technology, Inc.(b)	2,954	254,251
Microsoft Corp.	19,915	5,022,165
Monolithic Power Systems, Inc.	111	40,113
Motorola Solutions, Inc.	445	83,793
NetApp, Inc.	590	44,067

	Shares	Value
Information Technology-(continued)
NortonLifeLock, Inc.	1,539	$33,258
NVIDIA Corp.	1,638	983,422
NXP Semiconductors N.V. (Netherlands)	728	140,147
Oracle Corp.	4,895	370,992
Paychex, Inc.	850	82,867
Paycom Software, Inc.(b)	126	48,436
PayPal Holdings, Inc.(b)	3,096	812,050
PTC, Inc.(b)	328	42,948
Qorvo, Inc.(b)	296	55,698
QUALCOMM, Inc.	2,996	415,845
salesforce.com, Inc.(b)	2,424	558,296
Seagate Technology PLC(c)	530	49,205
ServiceNow, Inc.(b)	518	262,300
Skyworks Solutions, Inc.	435	78,879
Synopsys, Inc.(b)	405	100,059
TE Connectivity Ltd.	873	117,392
Teradyne, Inc.	440	55,035
Texas Instruments, Inc.	2,430	438,639
Trimble, Inc.(b)	666	54,612
Tyler Technologies, Inc.(b)	105	44,610
VeriSign, Inc.(b)	263	57,537
Visa, Inc., Class A	4,475	1,045,181
Western Digital Corp.(b)	806	56,928
Western Union Co. (The)	1,081	27,847
Xilinx, Inc.	645	82,534
Zebra Technologies Corp., Class A(b)	144	70,235

		24,935,570

Materials-1.64%
Air Products and Chemicals, Inc.	587	169,338
Albemarle Corp.	312	52,469
Amcor PLC	4,121	48,422
Avery Dennison Corp.	223	47,760
Ball Corp.	866	81,092
Celanese Corp.	298	46,682
CF Industries Holdings, Inc.	561	27,281
Corteva, Inc.	1,968	95,960
Dow, Inc.	1,971	123,187
DuPont de Nemours, Inc.	1,419	109,419
Eastman Chemical Co.	358	41,310
Ecolab, Inc.	660	147,919
FMC Corp.	342	40,438
Freeport-McMoRan, Inc.	3,849	145,146
International Flavors & Fragrances, Inc.	660	93,832
International Paper Co.	1,038	60,204
Linde PLC (United Kingdom)	1,382	395,031
LyondellBasell Industries N.V., Class A	681	70,647
Martin Marietta Materials, Inc.	165	58,265
Mosaic Co. (The)	907	31,908
Newmont Corp.	2,111	131,747
Nucor Corp.	787	64,739
Packaging Corp. of America	251	37,060
PPG Industries, Inc.	624	106,854
Sealed Air Corp.	411	20,303
Sherwin-Williams Co. (The)	634	173,634
Vulcan Materials Co.	350	62,384
Westrock Co.	696	38,802

		2,521,833

Real Estate-1.54%
Alexandria Real Estate Equities, Inc.	337	61,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Real Estate-(continued)
American Tower Corp.	1,169	$297,826
AvalonBay Communities, Inc.	367	70,464
Boston Properties, Inc.	372	40,678
CBRE Group, Inc., Class A(b)	885	75,402
Crown Castle International Corp.	1,138	215,150
Digital Realty Trust, Inc.	746	115,115
Duke Realty Corp.	984	45,776
Equinix, Inc.	238	171,541
Equity Residential	902	66,956
Essex Property Trust, Inc.	172	49,969
Extra Space Storage, Inc.	349	51,893
Federal Realty Investment Trust	183	20,650
Healthpeak Properties, Inc.	1,420	48,763
Host Hotels & Resorts, Inc.(b)	1,859	33,759
Iron Mountain, Inc.(c)	764	30,652
Kimco Realty Corp.	1,141	23,961
Mid-America Apartment Communities, Inc.	298	46,884
Prologis, Inc.	1,949	227,117
Public Storage	405	113,870
Realty Income Corp.	983	67,974
Regency Centers Corp.	419	26,674
SBA Communications Corp., Class A	286	85,720
Simon Property Group, Inc.	868	105,670
UDR, Inc.	784	36,417
Ventas, Inc.	986	54,684
Vornado Realty Trust	416	19,032
Welltower, Inc.	1,105	82,908
Weyerhaeuser Co.	1,977	76,648

		2,363,184

Utilities-1.61%
AES Corp. (The)	1,762	49,019
Alliant Energy Corp.	663	37,241
Ameren Corp.	671	56,928
American Electric Power Co., Inc.	1,311	116,299
American Water Works Co., Inc.	483	75,343
Atmos Energy Corp.	339	35,117
CenterPoint Energy, Inc.	1,458	35,706
CMS Energy Corp.	765	49,258
Consolidated Edison, Inc.	901	69,746
Dominion Energy, Inc.	2,124	169,708
DTE Energy Co.	513	71,830
Duke Energy Corp.	2,027	204,099
Edison International	1,005	59,747
Entergy Corp.	529	57,814

	Shares	Value
Utilities-(continued)
Evergy, Inc.	600	$38,382
Eversource Energy	902	77,771
Exelon Corp.	2,581	115,990
FirstEnergy Corp.	1,430	54,226
NextEra Energy, Inc.	5,171	400,804
NiSource, Inc.	1,036	26,957
NRG Energy, Inc.	643	23,032
Pinnacle West Capital Corp.	294	24,887
PPL Corp.	2,028	59,076
Public Service Enterprise Group, Inc.	1,331	84,066
Sempra Energy	797	109,643
Southern Co. (The)	2,789	184,548
WEC Energy Group, Inc.	836	81,234
Xcel Energy, Inc.	1,417	101,032

		2,469,503

Total Common Stocks & Other Equity Interests (Cost $89,420,709)		93,399,009

Money Market Funds-28.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $43,463,394)	43,463,394	43,463,394

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-89.25% (Cost $132,884,103)		136,862,403

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.03%
Invesco Private Government Fund, 0.01%(d)(e)(f)	632,587	632,587
Invesco Private Prime Fund, 0.11%(d)(e)(f)	948,501	948,881

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,581,468)		1,581,468

TOTAL INVESTMENTS IN SECURITIES-90.28% (Cost $134,465,571)		138,443,871
OTHER ASSETS LESS LIABILITIES-9.72%		14,903,860

NET ASSETS-100.00%		$153,347,731

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Invesco Ltd.	$6,031	$-	$-	$6,389	$-	$12,420	$142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2021

(Unaudited)

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,312,656	$302,955,885	$(302,805,147)	$-	$-	$43,463,394	$4,733
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,739,849	(1,107,262)	-	-	632,587	6	*
Invesco Private Prime Fund	-	2,546,905	(1,598,029)	-	5	948,881	74	*

Total	$43,318,687	$307,242,639	$(305,510,438)	$6,389	$5	$45,057,282	$4,955

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	435	May-2021	$8,890,530	$95,909	$95,909
CBOE Volatility Index (VIX) Futures	290	June-2021	6,449,339	82,858	82,858
S&P 500 E-Mini Futures	213	June-2021	44,457,360	2,102,927	2,102,927
S&P 500 Micro E-Mini Futures	7	June-2021	146,104	(298)	(298)

Total Futures Contracts				$2,281,396	$2,281,396

(a)	Futures contracts collateralized by $14,191,420 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Information Technology	16.26
Health Care	7.79
Consumer Discretionary	7.71
Financials	6.97
Communication Services	6.81
Industrials	5.32
Consumer Staples	3.63
Sector Types Each Less Than 3%	6.42
Money Market Funds Plus Other Assets Less Liabilities	39.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Total Return Bond ETF (GTO)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-51.60%

Advertising-0.31%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$515,000	$599,504
Lamar Media Corp.
3.75%, 02/15/2028	612,000	618,227
3.63%, 01/15/2031(b)(c)	625,000	610,156
MDC Partners, Inc., 7.50%, 05/01/2024(b)(d)	250,000	254,668

		2,082,555

Aerospace & Defense-0.83%
Boeing Co. (The)
2.75%, 02/01/2026	1,368,000	1,418,782
2.20%, 02/04/2026	1,342,000	1,343,636
5.81%, 05/01/2050	1,886,000	2,422,450
Teledyne Technologies, Inc., 2.75%, 04/01/2031(c)	366,000	369,452

		5,554,320

Airlines-0.94%
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	297,411	292,794
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	260,741	264,437
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	757,650	764,993
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	1,707,253	1,831,535
4.75%, 10/20/2028(b)	1,077,588	1,183,739
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	1,121,995	1,243,387
United Airlines, Inc.
4.38%, 04/15/2026(b)	281,000	291,951
4.63%, 04/15/2029(b)	412,000	428,665

		6,301,501

Apparel Retail-0.18%
Ross Stores, Inc., 3.38%, 09/15/2024	1,146,000	1,219,323

Application Software-0.29%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	1,961,000	1,939,037

Asset Management & Custody Banks-0.28%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	351,000	376,074
CI Financial Corp. (Canada), 3.20%, 12/17/2030	830,000	845,939
Owl Rock Capital Corp., 2.63%, 01/15/2027	636,000	632,980

		1,854,993

	Principal Amount	Value

Auto Parts & Equipment-0.31%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/2028(b)(c)	$1,448,000	$1,501,721
5.38%, 03/01/2029(b)(c)	550,000	573,375

		2,075,096

Automobile Manufacturers-2.29%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)(c)	395,000	381,669
American Honda Finance Corp., 1.80%, 01/13/2031	4,324,000	4,126,527
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,446,000	1,475,217
3.38%, 11/13/2025(c)	395,000	404,749
Hyundai Capital America
5.75%, 04/06/2023(b)	470,000	514,003
5.88%, 04/07/2025(b)(c)	260,000	302,115
Kia Corp. (South Korea)
1.00%, 04/16/2024(b)	1,586,000	1,595,337
1.75%, 10/16/2026(b)	1,464,000	1,469,127
Toyota Motor Credit Corp.
0.80%, 10/16/2025	2,280,000	2,264,724
1.65%, 01/10/2031	1,949,000	1,849,602
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	993,000	978,808

		15,361,878

Biotechnology-0.17%
AbbVie, Inc., 2.30%, 11/21/2022	1,092,000	1,123,856

Brewers-0.04%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.50%, 06/01/2050(c)	249,000	286,634

Broadcasting-0.04%
Fox Corp., 4.71%, 01/25/2029	257,000	298,587

Building Products-0.55%
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	170,687
5.86%, 09/15/2053(b)	100,000	118,444
Masco Corp.
1.50%, 02/15/2028	1,702,000	1,646,879
2.00%, 02/15/2031	388,000	370,902
3.13%, 02/15/2051	888,000	847,025
Standard Industries, Inc., 3.38%, 01/15/2031(b)	543,000	508,289

		3,662,226

Cable & Satellite-0.76%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	193,000	193,000
4.50%, 06/01/2033(b)(c)	546,000	550,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Cable & Satellite-(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	$266,000	$308,347
3.50%, 06/01/2041	730,000	702,544
3.85%, 04/01/2061	913,000	838,600
Comcast Corp.
4.15%, 10/15/2028	171,000	196,789
4.60%, 10/15/2038	53,000	64,479
3.25%, 11/01/2039	880,000	911,611
3.45%, 02/01/2050	704,000	732,371
2.80%, 01/15/2051(c)	339,000	313,392
4.95%, 10/15/2058	54,000	72,075
Cox Communications, Inc., 2.95%, 10/01/2050(b)	254,000	231,551

		5,115,711

Casinos & Gaming-0.34%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	131,000	134,766
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(e)	1,567,000	1,503,536
International Game Technology PLC, 4.13%, 04/15/2026(b)(c)	389,000	401,316
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	224,563

		2,264,181

Commodity Chemicals-0.07%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	502,000	488,454

Computer & Electronics Retail-0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	139,000	150,919

Copper-0.02%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	141,000	150,518

Data Processing & Outsourced Services-0.09%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041(c)	352,000	349,330
PayPal Holdings, Inc.
2.65%, 10/01/2026	151,000	161,008
2.85%, 10/01/2029(c)	105,000	110,973

		621,311

Department Stores-0.04%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)(c)	292,000	300,023

Distributors-0.14%
Genuine Parts Co., 1.88%, 11/01/2030	993,000	933,193

Diversified Banks-5.88%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	304,375
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(f)	532,000	506,257

	Principal Amount	Value

Diversified Banks-(continued)
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	$600,000	$583,135
Bank of America Corp.
2.69%, 04/22/2032(f)	1,757,000	1,776,871
2.68%, 06/19/2041(c)(f)	1,448,000	1,361,589
3.31%, 04/22/2042(f)	1,821,000	1,860,676
BNP Paribas S.A. (France), 1.32%, 01/13/2027(b)(f)	2,341,000	2,306,218
BPCE S.A. (France), 2.28%, 01/20/2032(b)(f)	701,000	677,586
Citigroup, Inc.
3.11%, 04/08/2026(f)	399,000	428,062
3.98%, 03/20/2030(f)	704,000	785,364
4.41%, 03/31/2031(f)	333,000	381,261
2.57%, 06/03/2031(f)	592,000	594,255
2.56%, 05/01/2032(f)	1,144,000	1,143,445
3.88%(f)(g)	1,693,000	1,705,697
Series A, 5.95%(f)(g)	293,000	310,031
Series P, 5.95%(f)(g)	390,000	425,802
Citizens Bank N.A.
1.00% (3 mo. USD LIBOR + 0.81%), 05/26/2022(h)	250,000	251,806
2.25%, 04/28/2025(c)	387,000	403,987
Commonwealth Bank of Australia (Australia)
2.69%, 03/11/2031(b)	667,000	652,319
3.31%, 03/11/2041(b)	337,000	331,601
Credit Agricole S.A. (France)
1.91%, 06/16/2026(b)(f)	250,000	254,841
7.88%(b)(c)(f)(g)	597,000	676,102
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	683,587
HSBC Holdings PLC (United Kingdom)
1.65%, 04/18/2026(f)	303,000	305,512
4.60%(c)(f)(g)	693,000	702,529
ING Groep N.V. (Netherlands)
1.02% (SOFR + 1.01%), 04/01/2027(h)	1,728,000	1,733,892
2.73%, 04/01/2032(f)	422,000	427,059
6.88%(b)(f)(g)	446,000	466,361
JPMorgan Chase & Co.
1.06% (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)(h)	197,000	199,595
2.08%, 04/22/2026(c)(f)	519,000	536,683
3.70%, 05/06/2030(f)	704,000	774,691
2.58%, 04/22/2032(c)(f)	1,087,000	1,091,593
Mizuho Financial Group, Inc. (Japan)
2.20%, 07/10/2031(f)	907,000	883,604
2.17%, 05/22/2032(f)	1,188,000	1,149,343
Standard Chartered PLC (United Kingdom)
1.46%, 01/14/2027(b)(f)	1,731,000	1,700,763
3.27%, 02/18/2036(b)(f)	1,002,000	989,893
7.50%(b)(f)(g)	2,068,000	2,163,138
7.75%(b)(c)(f)(g)	2,570,000	2,810,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	$417,000	$420,278
3.04%, 07/16/2029	205,000	215,764
2.13%, 07/08/2030	997,000	981,306
2.14%, 09/23/2030	923,000	875,417
U.S. Bancorp, 1.38%, 07/22/2030	335,000	314,232
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(f)	904,000	900,104
Wells Fargo & Co.
4.15%, 01/24/2029	704,000	799,292
3.90%(c)(f)(g)	631,000	645,529

		39,491,971

Diversified Capital Markets-0.96%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(b)(f)	383,000	423,595
4.50%(b)(c)(f)(g)	1,010,000	967,075
5.10%(b)(c)(f)(g)	492,000	494,477
5.25%(b)(f)(g)	671,000	698,679
7.13%(b)(f)(g)	2,158,000	2,252,089
7.50%(b)(f)(g)	831,000	891,081
UBS Group AG (Switzerland), 4.38%(b)(c)(f)(g)	714,000	713,115

		6,440,111

Diversified Chemicals-0.26%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	1,285,000	1,289,819
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	393,000	428,996

		1,718,815

Diversified Metals & Mining-0.19%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	405,000	374,668
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	882,000	917,377

		1,292,045

Diversified REITs-0.44%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	94,206	103,450
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	312,000	342,745
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	243,252
iStar, Inc., 4.75%, 10/01/2024	603,000	629,839
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(b)	1,080,000	1,188,826
6.39%, 01/15/2050(b)	385,000	439,961

		2,948,073

Diversified Support Services-0.42%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(b)	1,305,000	1,421,464
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,367,022	1,366,359

		2,787,823

	Principal Amount	Value

Drug Retail-1.92%
CK Hutchison International 21 Ltd. (United Kingdom)
1.50%, 04/15/2026(b)	$3,962,000	$3,965,953
2.50%, 04/15/2031(b)	4,194,000	4,179,928
3.13%, 04/15/2041(b)(c)	4,816,000	4,757,509

		12,903,390

Electric Utilities-0.46%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	469,000	472,262
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060(c)	991,000	900,327
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	206,875
Duke Energy Progress LLC, 2.50%, 08/15/2050(c)	1,444,000	1,272,931
Southern Co. (The), Series A, 3.70%, 04/30/2030	232,000	253,378

		3,105,773

Electrical Components & Equipment-0.74%
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	2,314,000	2,344,475
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,575,000	2,594,184

		4,938,659

Electronic Components-0.48%
Corning, Inc., 5.45%, 11/15/2079	2,488,000	3,192,536

Electronic Equipment & Instruments-0.27%
Vontier Corp.
1.80%, 04/01/2026(b)	393,000	392,458
2.40%, 04/01/2028(b)	783,000	774,109
2.95%, 04/01/2031(b)	668,000	658,534

		1,825,101

Electronic Manufacturing Services-0.07%
Jabil, Inc., 3.00%, 01/15/2031	451,000	459,198

Environmental & Facilities Services-0.39%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	846,000	816,496
Republic Services, Inc.
0.88%, 11/15/2025	467,000	462,135
1.75%, 02/15/2032(c)	1,448,000	1,342,751

		2,621,382

Financial Exchanges & Data-0.19%
MSCI, Inc.
3.88%, 02/15/2031(b)	334,000	343,185
3.63%, 11/01/2031(b)	644,000	644,000
S&P Global, Inc., 1.25%, 08/15/2030(c)	282,000	260,495

		1,247,680

Food Retail-0.09%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)(c)	584,000	601,175

Health Care Distributors-0.06%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	408,000	412,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Health Care REITs-0.38%
Diversified Healthcare Trust, 4.38%, 03/01/2031	$497,000	$481,285
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	337,000	318,375
Healthpeak Properties, Inc., 2.88%, 01/15/2031	194,000	201,201
National Health Investors, Inc., 3.00%, 02/01/2031	452,000	429,993
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033(c)	1,056,000	1,031,608
Welltower, Inc., 3.10%, 01/15/2030(c)	87,000	90,406

		2,552,868

Health Care Services-0.30%
CVS Health Corp.
1.30%, 08/21/2027(c)	691,000	674,114
2.70%, 08/21/2040	546,000	503,930
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	638,000	658,649
Sutter Health, Series 20A, 3.36%, 08/15/2050	174,000	177,097

		2,013,790

Home Improvement Retail-0.38%
Lowe’s Cos., Inc.
2.63%, 04/01/2031	869,000	881,425
3.50%, 04/01/2051(c)	1,624,000	1,669,041

		2,550,466

Homebuilding-1.07%
Lennar Corp.
4.75%, 11/15/2022	1,611,000	1,692,299
4.75%, 11/29/2027(c)	2,807,000	3,251,432
M.D.C. Holdings, Inc., 3.85%, 01/15/2030(c)	1,219,000	1,305,854
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027(b)	698,000	733,336
4.63%, 03/01/2030(b)	200,000	202,420

		7,185,341

Hotel & Resort REITs-0.03%
Service Properties Trust, 5.25%, 02/15/2026	180,000	180,982

Hotels, Resorts & Cruise Lines-0.69%
Expedia Group, Inc.
4.63%, 08/01/2027(b)	2,467,000	2,775,871
2.95%, 03/15/2031(b)	814,000	810,253
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	575,000	566,220
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	474,000	481,313

		4,633,657

Independent Power Producers & Energy Traders-0.60%
AES Corp. (The)
1.38%, 01/15/2026(b)(c)	1,053,000	1,035,905
2.45%, 01/15/2031(b)	599,000	578,971

	Principal Amount	Value

Independent Power Producers & Energy Traders-(continued)
Calpine Corp., 3.75%, 03/01/2031(b)	$985,000	$942,822
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,450,000	1,443,091

		4,000,789

Industrial Conglomerates-0.09%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	314,121
General Electric Co., 5.55%, 01/05/2026	271,000	322,319

		636,440

Industrial REITs-0.23%
Duke Realty L.P., 2.88%, 11/15/2029	1,470,000	1,523,367

Integrated Oil & Gas-1.04%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	1,682,000	1,529,802
3.38%, 02/08/2061	347,000	329,257
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	572,000	587,256
Petronas Capital Ltd. (Malaysia)
2.48%, 01/28/2032(b)	922,000	910,849
3.40%, 04/28/2061(b)	2,979,000	2,911,412
Saudi Arabian Oil Co. (Saudi Arabia)
2.25%, 11/24/2030(b)	205,000	198,364
3.25%, 11/24/2050(b)	215,000	197,531
3.50%, 11/24/2070(b)	360,000	328,984

		6,993,455

Integrated Telecommunication Services-1.52%
AT&T, Inc.
1.36% (3 mo. USD LIBOR + 1.18%), 06/12/2024(h)	98,000	100,143
3.10%, 02/01/2043(c)	525,000	485,873
3.50%, 09/15/2053(b)	791,000	728,057
3.55%, 09/15/2055(b)	339,000	312,444
3.50%, 02/01/2061(c)	335,000	305,192
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	1,000,000	976,250
T-Mobile USA, Inc.
2.63%, 04/15/2026(c)	1,018,000	1,036,782
2.63%, 02/15/2029	1,332,000	1,299,219
Verizon Communications, Inc.
0.85%, 11/20/2025	684,000	675,050
3.88%, 02/08/2029	352,000	396,608
1.75%, 01/20/2031	419,000	393,853
2.55%, 03/21/2031	454,000	455,848
2.65%, 11/20/2040(c)	379,000	351,444
3.40%, 03/22/2041	497,000	509,140
2.88%, 11/20/2050	445,000	405,092
3.55%, 03/22/2051	220,000	223,481
3.00%, 11/20/2060	1,035,000	925,237
3.70%, 03/22/2061	607,000	614,349

		10,194,062

Interactive Home Entertainment-0.57%
Activision Blizzard, Inc., 2.50%, 09/15/2050	528,000	454,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Interactive Home Entertainment-(continued)
Electronic Arts, Inc.
1.85%, 02/15/2031	$992,000	$946,147
2.95%, 02/15/2051(c)	974,000	918,942
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	1,576,000	1,483,103

		3,802,697

Interactive Media & Services-1.06%
Alphabet, Inc., 2.25%, 08/15/2060(c)	455,000	378,559
Baidu, Inc. (China)
3.08%, 04/07/2025	210,000	221,325
1.72%, 04/09/2026	235,000	234,796
3.43%, 04/07/2030	215,000	227,713
2.38%, 10/09/2030(c)	215,000	208,954
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	215,000	222,265
5.63%, 02/15/2029(b)	339,000	366,968
Tencent Holdings Ltd. (China)
1.81%, 01/26/2026(b)	200,000	203,316
2.39%, 06/03/2030(b)	495,000	485,208
2.88%, 04/22/2031(b)	263,000	266,669
3.68%, 04/22/2041(b)(c)	632,000	642,241
3.24%, 06/03/2050(b)	200,000	182,407
3.84%, 04/22/2051(b)(c)	616,000	623,894
3.29%, 06/03/2060(b)	200,000	180,051
3.94%, 04/22/2061(b)	848,000	860,022
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	1,746,000	1,839,848

		7,144,236

Internet & Direct Marketing Retail-1.10%
Alibaba Group Holding Ltd. (China)
2.13%, 02/09/2031(c)	306,000	295,102
2.70%, 02/09/2041	727,000	677,308
3.15%, 02/09/2051	595,000	563,401
3.25%, 02/09/2061(c)	1,091,000	1,028,956
Meituan (China)
2.13%, 10/28/2025(b)(c)	870,000	859,996
3.05%, 10/28/2030(b)(c)	1,820,000	1,771,362
Prosus N.V. (China), 3.83%, 02/08/2051(b)	2,402,000	2,196,960

		7,393,085

Internet Services & Infrastructure-0.26%
Twilio, Inc.
3.63%, 03/15/2029	848,000	865,672
3.88%, 03/15/2031(c)	844,000	867,210

		1,732,882

Investment Banking & Brokerage-1.66%
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	758,000	761,298

	Principal Amount	Value

Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
0.59% (SOFR + 0.58%), 03/08/2024(h)	$1,649,000	$1,651,125
3.50%, 04/01/2025	347,000	377,460
0.80% (SOFR + 0.79%), 12/09/2026(h)	1,378,000	1,377,415
1.09%, 12/09/2026(f)	585,000	576,682
0.82% (SOFR + 0.81%), 03/09/2027(c)(h)	2,336,000	2,335,527
1.99%, 01/27/2032(c)(f)	668,000	634,670
2.62%, 04/22/2032(f)	428,000	430,108
3.21%, 04/22/2042(c)(f)	448,000	452,492
Series T, 3.80%(c)(f)(g)	763,000	765,289
Morgan Stanley
2.19%, 04/28/2026(f)	260,000	270,393
3.22%, 04/22/2042(f)	309,000	313,293
2.80%, 01/25/2052(f)	404,000	373,117
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	270,011
Raymond James Financial, Inc., 3.75%, 04/01/2051	496,000	530,131

		11,119,011

Life & Health Insurance-1.42%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	884,000	992,403
Athene Global Funding
1.20%, 10/13/2023(b)	726,000	733,274
2.50%, 01/14/2025(b)	1,478,000	1,543,381
1.45%, 01/08/2026(b)	445,000	440,471
Athene Holding Ltd., 6.15%, 04/03/2030	373,000	462,888
Belrose Funding Trust, 2.33%, 08/15/2030(b)(c)	405,000	391,821
MAG Mutual Holding Co., 4.75%, 04/30/2041	3,179,000	3,179,000
MetLife, Inc., 9.25%, 04/08/2038(b)	350,000	528,820
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	214,000	227,522
Pacific LifeCorp, 3.35%, 09/15/2050(b) .	428,000	429,748
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	323,000	324,309
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	300,000	303,763

		9,557,400

Life Sciences Tools & Services-0.32%
Illumina, Inc., 2.55%, 03/23/2031	2,180,000	2,163,601

Managed Health Care-0.61%
Centene Corp., 2.50%, 03/01/2031	3,867,000	3,686,720
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	141,000	132,922
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	323,000	309,249

		4,128,891

Metal & Glass Containers-0.07%
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	474,000	468,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Movies & Entertainment-0.12%
Tencent Music Entertainment Group (China)
1.38%, 09/03/2025(c)	$250,000	$245,612
2.00%, 09/03/2030	590,000	555,668

		801,280

Multi-line Insurance-0.18%
American International Group, Inc., 3.40%, 06/30/2030	493,000	527,079
Fairfax Financial Holdings Ltd. (Canada)
4.63%, 04/29/2030	343,000	378,460
3.38%, 03/03/2031(b)	330,000	333,057

		1,238,596

Multi-Utilities-0.26%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	282,000	303,945
WEC Energy Group, Inc.
1.38%, 10/15/2027	778,000	756,952
1.80%, 10/15/2030	739,000	696,720

		1,757,617

Office REITs-0.16%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/2050(c)	93,000	102,208
Boston Properties L.P., 3.25%, 01/30/2031	209,000	218,999
Office Properties Income Trust, 4.50%, 02/01/2025	672,000	720,612

		1,041,819

Oil & Gas Exploration & Production-1.39%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	536,000	547,370
ConocoPhillips, 2.40%, 02/15/2031(b)	4,000	3,976
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.16%, 03/31/2034(b)	1,816,000	1,785,299
2.94%, 09/30/2040(b)	2,267,000	2,222,744
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	2,875,000	2,791,726
Murphy Oil Corp., 6.38%, 07/15/2028(c)	700,000	711,375
Pioneer Natural Resources Co., 1.90%, 08/15/2030	340,000	317,920
Santos Finance Ltd. (Australia), 3.65%, 04/29/2031(b)	931,000	929,831

		9,310,241

Oil & Gas Refining & Marketing-0.09%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	587,000	599,855

Oil & Gas Storage & Transportation-1.83%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)(c)	282,000	291,904
Energy Transfer L.P.
5.50%, 06/01/2027	2,488,000	2,888,791
6.00%, 06/15/2048	49,000	56,566
Series 20Y, 5.80%, 06/15/2038	49,000	56,607

	Principal Amount	Value

Oil & Gas Storage & Transportation-(continued)
Kinder Morgan, Inc., 7.80%, 08/01/2031	$2,134,000	$2,983,315
MPLX L.P., 1.75%, 03/01/2026	1,331,000	1,339,367
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	880,000	1,184,543
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	1,515,000	1,506,535
ONEOK, Inc., 6.35%, 01/15/2031(c)	871,000	1,100,287
Western Midstream Operating L.P., 2.29% (3 mo. USD LIBOR + 2.10%), 01/13/2023(h)	917,000	908,127

		12,316,042

Other Diversified Financial Services-2.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	476,013
1.75%, 01/30/2026(c)	1,886,000	1,849,614
AMC East Communities LLC, 6.01%, 01/15/2053(b)	188,889	217,529
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	886,000	913,191
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 02/21/2026(b)(c)	617,000	603,231
4.25%, 04/15/2026(b)	328,000	349,930
2.75%, 02/21/2028(b)	654,000	636,420
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/2031(b)	615,000	576,390
2.80%, 09/30/2050(b)	283,000	263,695
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	1,832,000	1,844,177
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	248,000	251,160
LSEGA Financing PLC (United Kingdom)
1.38%, 04/06/2026(b)	729,000	726,996
2.00%, 04/06/2028(b)(c)	677,000	675,583
2.50%, 04/06/2031(b)	1,182,000	1,179,788
3.20%, 04/06/2041(b)	559,000	564,994
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	2,484,000	2,341,170
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	224,727	239,865
Pacific Beacon LLC
5.38%, 07/15/2026(b)	77,137	85,307
5.51%, 07/15/2036(b)	500,000	579,512
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	1,000,000	997,195

		15,371,760

Packaged Foods & Meats-0.46%
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	1,450,000	1,379,798
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)(c)	1,753,000	1,709,859

		3,089,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Paper Packaging-0.59%
Berry Global, Inc.
0.95%, 02/15/2024(b)	$1,782,000	$1,779,701
4.88%, 07/15/2026(b)	1,679,000	1,780,244
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	362,000	377,758

		3,937,703

Paper Products-0.08%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	503,000	520,605

Personal Products-0.06%
Natura Cosmeticos S.A. (Brazil), 4.13%, 05/03/2028(b)	408,000	414,128

Pharmaceuticals-0.29%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	817,000	814,185
Organon Finance 1 LLC, 4.13%, 04/30/2028(b)	1,120,000	1,148,829

		1,963,014

Property & Casualty Insurance-0.29%
Fidelity National Financial, Inc.
3.40%, 06/15/2030	262,000	277,295
2.45%, 03/15/2031(c)	446,000	438,878
First American Financial Corp., 4.30%, 02/01/2023	230,000	242,807
W.R. Berkley Corp.
4.00%, 05/12/2050	230,000	254,531
3.55%, 03/30/2052	719,000	737,247

		1,950,758

Real Estate Development-0.04%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	282,000	278,051

Regional Banks-0.32%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	306,000	309,406
Fifth Third Bancorp
2.38%, 01/28/2025(c)	364,000	381,163
2.55%, 05/05/2027(c)	223,000	234,213
KeyCorp, 2.25%, 04/06/2027	445,000	461,889
SVB Financial Group, 1.80%, 02/02/2031	854,000	794,958

		2,181,629

Reinsurance-0.14%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050(c)	449,000	425,705
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	479,000	513,108

		938,813

Renewable Electricity-0.04%
Northern States Power Co., 2.60%, 06/01/2051	295,000	271,898

	Principal Amount	Value

Residential REITs-0.19%
Spirit Realty L.P.
2.10%, 03/15/2028	$363,000	$357,906
3.40%, 01/15/2030	235,000	246,543
2.70%, 02/15/2032	365,000	354,401
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	313,000	315,350

		1,274,200

Restaurants-0.13%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)(c)	882,000	861,101

Retail REITs-0.31%
Kimco Realty Corp.
1.90%, 03/01/2028(c)	485,000	479,564
2.70%, 10/01/2030(c)	252,000	255,327
National Retail Properties, Inc., 3.50%, 04/15/2051	718,000	717,914
Realty Income Corp., 3.25%, 01/15/2031	322,000	344,841
Retail Properties of America, Inc., 4.75%, 09/15/2030	279,000	302,551

		2,100,197

Semiconductors-0.93%
Broadcom, Inc.
5.00%, 04/15/2030	504,000	580,825
2.45%, 02/15/2031(b)	430,000	410,309
4.30%, 11/15/2032	454,000	501,334
3.42%, 04/15/2033(b)	858,000	870,168
3.47%, 04/15/2034(b)	2,172,000	2,196,592
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	1,396,000	1,398,315
Micron Technology, Inc.
4.98%, 02/06/2026	42,000	48,524
4.19%, 02/15/2027	194,000	218,190

		6,224,257

Soft Drinks-0.19%
Coca-Cola European Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	698,000	696,665
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	582,000	589,024

		1,285,689

Sovereign Debt-2.85%
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	560,000	570,640
Egypt Government International Bond (Egypt)
5.25%, 10/06/2025(b)(c)	1,415,000	1,475,902
3.88%, 02/16/2026(b)	842,000	822,946
5.88%, 02/16/2031(b)(c)	689,000	666,477
7.50%, 02/16/2061(b)	2,891,000	2,691,160
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,786,000	1,829,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value

Sovereign Debt-(continued)
Morocco Government International Bond (Morocco)
2.38%, 12/15/2027(b)	$585,000	$570,258
4.00%, 12/15/2050(b)	365,000	330,073
Oman Government International Bond (Oman)
4.88%, 02/01/2025(b)	245,000	257,556
6.25%, 01/25/2031(b)	795,000	857,328
7.00%, 01/25/2051(b)	295,000	302,096
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,357,812
Peruvian Government International Bond (Peru)
2.78%, 01/23/2031(c)	323,000	324,050
1.86%, 12/01/2032(c)	430,000	392,037
3.30%, 03/11/2041	653,000	641,050
3.55%, 03/10/2051(c)	429,000	424,942
2.78%, 12/01/2060(c)	425,000	363,536
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	215,120
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,521,875
4.75%, 01/26/2026	1,065,000	1,027,460
5.95%, 01/15/2031	1,573,000	1,488,970

		19,131,268

Specialized Finance-0.14%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	894,000	963,996

Specialized REITs-0.85%
American Tower Corp.
2.70%, 04/15/2031(c)	1,362,000	1,378,552
3.10%, 06/15/2050	485,000	452,570
CBRE Services, Inc., 2.50%, 04/01/2031	1,116,000	1,097,138
SBA Communications Corp.
3.88%, 02/15/2027	1,407,000	1,441,296
3.13%, 02/01/2029(b)	1,421,000	1,363,055

		5,732,611

Specialty Chemicals-0.89%
Braskem Idesa SAPI (Mexico), 7.45%, 11/15/2029(b)	515,000	522,360
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026(c)	1,785,000	1,829,000
5.50%, 03/18/2031	3,500,000	3,593,240

		5,944,600

Systems Software-0.43%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,665,000	1,652,512
Leidos, Inc., 2.30%, 02/15/2031(b)	652,000	621,719
Oracle Corp., 3.60%, 04/01/2050	641,000	632,446

		2,906,677

	Principal Amount	Value

Technology Hardware, Storage & Peripherals-0.37%
Apple, Inc.
2.65%, 05/11/2050	$438,000	$406,872
2.80%, 02/08/2061	1,966,000	1,804,041
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	280,000	284,866

		2,495,779

Tobacco-1.01%
Altria Group, Inc.
2.45%, 02/04/2032	844,000	794,183
3.70%, 02/04/2051	1,811,000	1,635,667
4.00%, 02/04/2061(c)	2,987,000	2,750,568
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	379,000	371,764
Philip Morris International, Inc., 0.88%, 05/01/2026(c)	1,252,000	1,232,965

		6,785,147

Trading Companies & Distributors-0.06%
Aircastle Ltd., 4.40%, 09/25/2023	352,000	377,663

Trucking-0.26%
Aviation Capital Group LLC
0.86% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(h)	67,000	66,950
4.13%, 08/01/2025(b)	72,000	77,007
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	217,133
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	1,384,000	1,384,637

		1,745,727

Wireless Telecommunication Services-0.43%
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	1,360,000	1,372,664
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)(c)	1,510,000	1,522,790

		2,895,454

Total U.S. Dollar Denominated Bonds & Notes (Cost $346,350,975)		346,454,543

U.S. Treasury Securities-23.17%

U.S. Treasury Bills-0.57%(i)
0.01%–0.05%, 07/15/2021(j)	3,785,000	3,784,942

U.S. Treasury Bonds-5.06%
1.88%, 02/15/2041	3,986,400	3,790,817
1.63%, 11/15/2050(c)	35,359,400	30,204,663

		33,995,480

U.S. Treasury Notes-17.54%
0.13%, 03/31/2023	933,400	932,889
0.38%, 04/15/2024	1,181,200	1,182,538
0.75%, 03/31/2026(c)	46,689,700	46,489,080
0.75%, 04/30/2026	4,500,000	4,476,973
1.25%, 03/31/2028	32,019,500	31,909,433
1.13%, 02/15/2031(c)	34,343,300	32,779,070

		117,769,983

Total U.S. Treasury Securities (Cost $155,374,998)		155,550,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-15.60%
Angel Oak Mortgage Trust
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(k)	$1,111,750	$1,119,443
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	274,248	277,009
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	798,769	807,971
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(k)	1,046,791	1,052,671
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(h)	2,998,668	3,003,210
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.25% (1 mo. USD LIBOR + 0.14%), 11/25/2036(h)	238,795	233,044
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.71%, 04/10/2051(k)	2,500,000	2,769,759
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,145,446
Series 2019-B14, Class C, 3.90%, 12/15/2062(k)	930,000	969,375
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,135,267
Series 2019-B9, Class C, 4.97%, 03/15/2052(k)	3,369,000	3,796,141
Series 2020-B17, Class C, 3.37%, 03/15/2053(k)	3,000,000	3,042,363
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(k)	210,103	217,652
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 1.39% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(h)	1,281,000	1,282,668
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(k)	184,000	198,178
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(k)	160,383	163,306
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(k)	2,078,135	2,100,286
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(k)	349,171	351,188
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(k)	350,248	353,687
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(d)	643,681	648,064
Credit Suisse Mortgage Trust
Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,495,989

	Principal Amount	Value
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	$1,293,885	$1,290,062
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	602,194	603,365
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(k)	1,383,975	1,398,203
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,975,000	2,100,726
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	152,336
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	221,391
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(k)	655,810	670,593
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	169,952	172,672
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	830,538	830,647
FREMF Mortgage Trust, Series 2013- K29, Class X2A, IO, 0.13%, 05/25/2046(b)(l)	27,133,106	45,339
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(k)	409,676	417,828
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(d)	555,603	565,098
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(k)	854,633	878,775
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 1.19% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(h)	4,000,000	4,009,566
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.34% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(h)	2,000,000	2,001,000
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 2.07% (3 mo. USD LIBOR + 1.85%), 07/25/2029(b)(h)	300,000	300,784
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 1.72% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(h)	500,000	499,533
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.90%, 08/10/2046(b)(k)	325,000	347,933
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,655,540
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,557,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	$41,013	$41,180
JPMBB Commercial Mortgage Securities Trust
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	3,004,674
Series 2020-COR7, Class C, 3.85%, 05/13/2053(k)	2,908,000	3,052,120
Life Mortgage Trust
Series 2021-BMR, Class A, 0.82% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(h)	720,000	721,549
Series 2021-BMR, Class B, 1.00% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(h)	685,000	686,547
Series 2021-BMR, Class C, 1.22% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(h)	500,000	501,453
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(b)	1,500,000	1,512,881
Morgan Stanley BAML Trust, Series 2015-C25, Class B, 4.68%, 10/15/2048(k)	1,032,000	1,145,254
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,708,759
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(h)	1,023,000	1,024,966
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(k)	547,002	557,042
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(k)	1,559,546	1,588,160
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(h)	3,000,000	3,002,458
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(h)	1,730,000	1,731,486
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-1A, Class AR, 1.24% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(h)	4,000,000	4,004,725
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(h)	3,000,000	3,002,692
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b) .	457,000	466,894
PPM CLO 3 Ltd. (Cayman Islands), Series 2019-3A, Class AR, 1.28% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(h)	250,000	249,971

	Principal Amount	Value
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$870,000	$883,763
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.22% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(h)	672,370	672,839
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(k)	97,185	98,912
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(k)	216,022	219,792
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,610,363	1,683,560
Star Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	2,776,176	2,778,972
Series 2021-SFR1, Class B, 0.87% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(h)	475,000	474,017
Series 2021-SFR1, Class C, 1.17% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(h)	1,125,000	1,124,697
Series 2021-SFR1, Class D, 1.42% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(h)	1,665,000	1,664,030
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	278,929	283,024
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(k)	1,960,562	1,967,897
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b) .	462,568	485,423
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	144,375	156,668
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 1.19% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(h)	958,000	958,785
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,610,000	1,625,695
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,144,507	1,120,924
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(k)	220,386	223,975
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(k)	2,517,382	2,525,307
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(k)	3,000,000	3,008,638
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	3,120,977	3,113,702
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	691,539	694,931
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.60%, 01/15/2059(m)	1,526,580	83,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(b)	$2,173,500	$2,192,733
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	478,750	510,944
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.53%, 10/15/2057(k)	307,000	334,880

Total Asset-Backed Securities (Cost $104,445,447)		104,772,623

U.S. Government Sponsored Agency Mortgage-Backed Securities-15.04%
Collateralized Mortgage Obligations-1.19%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 1.81% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(h)(n)	1,660,683	1,661,505
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.00%, 11/25/2055(b)(k)	940,055	1,083,258
Freddie Mac Multifamily Structured Pass-Through Ctfs
Series 2013-K026, Class X1, IO, 1.07%, 11/25/2022(m)	4,872,273	61,911
Series 2013-K035, Class X1, IO, 0.48%, 08/25/2023(m)	7,826,854	55,852
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(m)	5,730,462	90,494
Series 2014-K037, Class X1, IO, 1.10%, 01/25/2024(m)	6,092,544	129,762
Series 2015-K042, Class X1, IO, 1.17%, 12/25/2024(m)	4,261,325	140,769
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	276,613
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,090,243
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,130,968

Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,138,698
Series K038, Class X1, IO, 1.26%, 03/25/2024(m)	4,011,164	108,387
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(d)	345,150	369,463
Series 2017-4, Class HT, 3.25%, 06/25/2057(d)	595,590	633,538

		7,971,461

Federal Home Loan Mortgage Corp. (FHLMC)-0.84%
0.00%, 12/14/2029(e)	150,000	128,887
3.55%, 10/01/2033	479,128	529,698
3.00%, 10/01/2034	515,654	543,742
4.00%, 11/01/2048 to 07/01/2049	538,635	580,889
3.50%, 08/01/2049	3,579,790	3,844,395

		5,627,611

	Principal Amount	Value
Federal National Mortgage Association (FNMA)-2.54%
2.86%, 09/01/2029	$500,000	$545,188
2.99%, 09/01/2029	500,000	545,652
2.82%, 10/01/2029	500,000	543,701
3.05%, 10/01/2029	500,000	546,474
2.90%, 11/01/2029	500,000	546,192
3.08%, 10/01/2032	750,000	822,388
3.24%, 11/01/2032	470,914	506,789
3.31%, 01/01/2033	1,000,000	1,118,609
2.50%, 10/01/2034 to 12/01/2034	3,355,584	3,530,767
3.50%, 05/01/2047 to 06/01/2047	2,806,896	3,039,617
4.00%, 11/01/2047	182,958	197,947
3.00%, 09/01/2049 to 10/01/2049	4,798,615	5,100,886

		17,044,210

Government National Mortgage Association (GNMA)-1.86%
4.00%, 07/20/2049	123,185	132,114
TBA, 2.00%, 05/01/2051(o)	6,645,000	6,776,862
TBA, 2.50%, 05/01/2051(o)	5,400,000	5,610,516

		12,519,492

Uniform Mortgage-Backed Securities-8.61%
TBA, 1.50%, 05/01/2036(o)	8,760,000	8,864,710
TBA, 2.00%, 05/01/2036 to 05/01/2051(o)	30,491,850	30,886,188
TBA, 2.50%, 05/01/2051(o)	17,400,000	18,045,703

		57,796,601

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $98,479,046)		100,959,375

	Shares
Preferred Stocks-0.91%
Asset Management & Custody Banks-0.07%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(c)(f)	406,000	448,630

Diversified Banks-0.54%
Citigroup, Inc.
Series U, Pfd., 5.00%(f)	1,414,000	1,488,235
Series W, Pfd., 4.00%(f)	817,000	829,500
JPMorgan Chase & Co., Series I, Pfd., 3.66% (3 mo. USD LIBOR + 3.47%)(h)	911,000	914,872
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	266	381,396

		3,614,003

Integrated Telecommunication Services-0.09%
AT&T, Inc., Series B, Pfd., 2.88%(f)	500,000	605,302

Investment Banking & Brokerage-0.10%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(f)	642,000	651,116

Life & Health Insurance-0.06%
MetLife, Inc., Series G, Pfd., 3.85%(f)	398,000	419,890

Other Diversified Financial Services-0.05%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(f)	318,000	343,043

Total Preferred Stocks (Cost $5,812,865)		6,081,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Securities-0.45%
Fannie Mae STRIPS
0.00%, 05/15/2029(e)	$450,000	$395,413
0.00%, 01/15/2030(e)	1,300,000	1,111,005
0.00%, 05/15/2030(e)	850,000	717,925
Freddie Mac STRIPS, 0.00%, 09/15/2030(e)	350,000	293,758
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	155,258
4.25%, 09/15/2065	250,000	330,709

Total U.S. Government Sponsored Agency Securities (Cost $2,465,199)		3,004,068

Agency Credit Risk Transfer Notes-0.29%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 2.46% (1 mo. USD LIBOR + 2.35%), 01/25/2031(h)(n)	106,734	108,335
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(h)(n)	112,956	113,584
Series 2019-R06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(h)(n)	150,372	151,087
Freddie Mac
Series 2016-DNA4, Class M3, STACR® , 3.91% (1 mo. USD LIBOR + 3.80%), 03/25/2029(h)(p)	235,623	245,843
Series 2016-HQA4, Class M3, STACR® , 4.01% (1 mo. USD LIBOR + 3.90%), 04/25/2029(h)(p)	245,343	255,689
Series 2020-DNA5, Class M1, STACR®, 1.31% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(h)(p)	125,584	125,820
Series 2020-DNA5, Class M2, STACR® , 2.81% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(h)(p)	942,000	958,559

Total Agency Credit Risk Transfer Notes (Cost $1,948,200)		1,958,917

Municipal Obligations-0.18%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(q)	200,000	251,964

	Principal Amount	Value
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	$255,000	$409,502
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	579,573

Total Municipal Obligations(r) (Cost $1,175,617)		1,241,039

Non-U.S. Dollar Denominated Bonds & Notes-0.07%(s)
Movies & Entertainment-0.02%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 100,000	146,005

Sovereign Debt-0.05%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR 309,000	342,008

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)		488,013

	Shares

Options Purchased-0.20% (Cost $1,720,430)†		1,316,658

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-107.51% (Cost $718,227,035)		721,827,625

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.88%
Invesco Private Government Fund, 0.01%(t)(u)(v)	52,715,711	52,715,711
Invesco Private Prime Fund, 0.11%(t)(u)(v)	80,725,697	80,757,988

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,473,699)		133,473,699

TOTAL INVESTMENTS IN SECURITIES-127.39% (Cost $851,700,734)		855,301,324
OTHER ASSETS LESS LIABILITIES-(27.39)%		(183,890,580)

NET ASSETS-100.00%		$671,410,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $247,743,138, which represented 36.90% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	$3,784,924 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2Q.
(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(n)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2L.
(p)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(q)	Principal and/or interest payments are secured by the bond insurance company listed.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,969,602	$418,763,354	$(374,017,245)	$-	$-	$52,715,711	$1,948	*
Invesco Private Prime Fund	11,954,402	596,786,138	(527,982,614)	-	62	80,757,988	19,412	*

Total	$19,924,004	$1,015,549,492	$(901,999,859)	$-	$62	$133,473,699	$21,360

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.
†	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Microsoft Corp.	Call	03/18/2022	4	$265	$400	$7,480
Energy Select Sector SPDR Fund	Call	12/31/2021	1,921	50	192,100	763,598

Total Exchange-Traded Equity Options Purchased						$771,078

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk
S&P 500 Index	Call	03/18/2022	21	$4,200	$2,100	$545,580

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation

Equity Risk
Energy Select Sector SPDR Fund	Call	12/31/2021	1,921	$60	$(560,861)	$(192,100)	$(246,849)	$314,012

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 2 Year Notes	609	June-2021	$134,441,508	$(99,898)	$(99,898)

Short Futures Contracts

Interest Rate Risk
U.S. Treasury 5 Year Notes	52	June-2021	(6,444,750)	53,114	53,114
U.S. Treasury 10 Year Notes	231	June-2021	(30,499,219)	548,134	548,134
U.S. Treasury 10 Year Ultra Bonds	504	June-2021	(73,355,625)	1,676,307	1,676,307
U.S. Treasury Long Bonds	43	June-2021	(6,761,750)	23,744	23,744
U.S. Treasury Ultra Bonds	181	June-2021	(33,649,031)	421,477	421,477

Subtotal-Short Futures Contracts				2,722,776	2,722,776

Total Futures Contracts				$2,622,878	$2,622,878

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Buy	5.00%	Quarterly	06/20/2026	2.873%	USD 16,166,000	$(1,587,178)	$(1,682,665)	$(95,487)

(a)	Centrally cleared swap agreements collateralized by $2,638,415 cash held with the broker.
(b)

Implied credit spreads represent the current level, as of April 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2021

(Unaudited)

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation
Settlement Date	Counterparty	Deliver		Receive

Currency Risk
5/17/2021	Canadian Imperial Bank	USD	417,627	EUR	350,000	$3,850
5/17/2021	Citibank, N.A.	EUR	1,235,000	USD	1,499,413	12,204

Total Forward Foreign Currency Contracts						$16,054

Abbreviations:

EUR-Euro

USD-U.S. Dollar

Portfolio Composition

Asset Group (% of the Fund’s Net Assets)

as of April 30, 2021

U.S. Dollar Denominated Bonds & Notes	51.60
U.S. Treasury Securities	23.17
Asset-Backed Securities	15.60
U.S. Government Sponsored Agency Mortgage-Backed Securities	15.04
Preferred Stocks	0.91
U.S. Government Sponsored Agency Securities	0.45
Agency Credit Risk Transfer Notes	0.29
Options Purchased	0.20
Municipal Obligations	0.18
Non-U.S. Dollar Denominated Bonds & Notes	0.07
Money Market Funds Plus Other Assets Less Liabilities	(7.51)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Ultra Short Duration ETF (GSY)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-48.22%
Aerospace & Defense-0.61%
Boeing Co. (The), 1.17%, 02/04/2023	$3,046,000	$3,058,415
Raytheon Technologies Corp., 2.50%, 12/15/2022	15,000,000	15,439,425

		18,497,840

Agricultural & Farm Machinery-0.84%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022(b)	12,685,000	13,018,385
John Deere Capital Corp.
1.20%, 04/06/2023	2,687,000	2,737,904
Series B, 0.58% (3 mo. USD LIBOR + 0.40%), 06/07/2021(c)	9,639,000	9,642,795

		25,399,084

Apparel, Accessories & Luxury Goods-0.12%
Ralph Lauren Corp., 1.70%, 06/15/2022 3,519,000		3,577,616

Application Software-0.17%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	5,040,348

Automobile Manufacturers-4.84%
American Honda Finance Corp.,
Series 2019-B, Class A2B, 0.53% (3 mo. USD LIBOR + 0.35%), 06/11/2021(c)	5,625,000	5,627,358
BMW US Capital LLC (Germany), 3.80%, 04/06/2023(d)	10,000,000	10,634,891
Daimler Finance North America LLC (Germany)
3.40%, 02/22/2022(d)	22,290,000	22,835,423
2.55%, 08/15/2022(d)	500,000	513,535
3.35%, 02/22/2023(d)	21,462,000	22,500,997
General Motors Financial Co., Inc., 1.70%, 08/18/2023	20,000,000	20,418,317
Hyundai Capital America
1.14% (3 mo. USD LIBOR + 0.94%), 07/08/2021(c)(d)	10,000,000	10,008,130
1.25%, 09/18/2023(d)	12,730,000	12,843,550
Toyota Motor Credit Corp. 0.59% (3 mo. USD LIBOR + 0.40%), 05/17/2022(c)	12,260,000	12,295,774
0.50%, 08/14/2023	17,606,000	17,673,733
Volkswagen Group of America Finance LLC (Germany) 2.70%, 09/26/2022(d)	6,385,000	6,583,863
3.13%, 05/12/2023(d)	5,091,000	5,345,978

		147,281,549

Biotechnology-2.27%
AbbVie, Inc.
0.64% (3 mo. USD LIBOR + 0.46%), 11/19/2021(c)	25,000,000	25,036,948
5.00%, 12/15/2021	15,850,000	16,134,487
2.30%, 11/21/2022	8,000,000	8,233,379
Amgen, Inc., 2.65%, 05/11/2022	9,600,000	9,812,191
Gilead Sciences, Inc., 0.75%, 09/29/2023	10,000,000	10,016,994

		69,233,999

	Principal Amount	Value
Cable & Satellite-0.66%
Comcast Corp., 0.64% (3 mo. USD LIBOR + 0.44%), 10/01/2021(c)	$20,000,000	$20,032,817

Construction Machinery & Heavy Trucks-0.16%
Caterpillar Financial Services Corp., 0.41% (3 mo. USD LIBOR + 0.22%), 01/06/2022(c)	4,938,000	4,943,552

Consumer Finance-1.35%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,395,394
American Express Co., 0.78% (3 mo. USD LIBOR + 0.60%), 11/05/2021(c)	17,000,000	17,038,360
Capital One Financial Corp.
1.14% (3 mo. USD LIBOR + 0.95%), 03/09/2022(c)	10,000,000	10,064,135
2.60%, 05/11/2023	5,823,000	6,060,992
Synchrony Financial, 2.85%, 07/25/2022	2,566,000	2,628,980

		41,187,861

Data Processing & Outsourced Services-0.78%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,565,803
PayPal Holdings, Inc.
2.20%, 09/26/2022	10,105,000	10,356,224
1.35%, 06/01/2023	9,688,000	9,870,434

		23,792,461

Department Stores-0.19%
7-Eleven, Inc., 0.63%, 02/10/2023(d)	5,882,000	5,888,560

Diversified Banks-8.66%
ABN AMRO Bank N.V. (Netherlands), 0.76% (3 mo. USD LIBOR + 0.57%), 08/27/2021(c)(d)	4,834,000	4,843,302
Australia & New Zealand Banking Group Ltd. (Australia), 0.65% (3 mo. USD LIBOR + 0.46%), 05/17/2021(c)(d)	4,737,000	4,737,867
Bank of America Corp.
0.85% (3 mo. USD LIBOR + 0.65%), 06/25/2022(c)	12,000,000	12,010,774
3.30%, 01/11/2023	6,000,000	6,304,220
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(d)	7,955,000	7,959,517
BPCE S.A. (France)
1.40% (3 mo. USD LIBOR + 1.22%), 05/22/2022(c)(d)	12,000,000	12,125,184
5.15%, 07/21/2024(d)	5,040,000	5,651,156
Canadian Imperial Bank of Commerce (Canada)
0.95%, 06/23/2023	17,045,000	17,233,936
0.50%, 12/14/2023(b)	8,571,000	8,555,401
Credit Agricole Corporate & Investment Bank S.A. (France), 0.62% (3 mo. USD LIBOR + 0.40%), 05/03/2021(c)(d)	10,000,000	10,000,000
Danske Bank A/S (Denmark), 2.70%, 03/02/2022(d)	9,000,000	9,177,575
Lloyds Bank PLC (United Kingdom), 0.68% (3 mo. USD LIBOR + 0.49%), 05/07/2021(c)	6,521,000	6,521,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.83% (3 mo. USD LIBOR + 0.65%), 07/26/2021(c)	$15,667,000	$15,688,620
1.24% (3 mo. USD LIBOR + 1.06%), 09/13/2021(b)(c)	5,000,000	5,018,397
Mizuho Financial Group, Inc. (Japan)
1.32% (3 mo. USD LIBOR + 1.14%), 09/13/2021(c)	6,850,000	6,878,544
2.60%, 09/11/2022	6,500,000	6,700,282
National Australia Bank Ltd. (Australia), 0.89% (3 mo. USD LIBOR + 0.71%), 11/04/2021(c)(d)	12,000,000	12,041,656
National Bank of Canada (Canada), 0.90%, 08/15/2023(b)(e)	5,000,000	5,031,096
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(d)	17,600,000	18,369,636
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(d)	7,407,000	7,499,088
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(d)(e)	3,787,000	3,819,190
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.33% (3 mo. USD LIBOR + 1.14%), 10/19/2021(c)	10,050,000	10,099,731
0.51%, 01/12/2024	1,364,000	1,361,621
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.80%, 09/12/2023(d)	11,102,000	11,156,462
Toronto-Dominion Bank (The) (Canada), 0.53% (3 mo. USD LIBOR + 0.35%), 07/22/2022(c)	10,000,000	10,017,958
Truist Bank, 0.78% (3 mo. USD LIBOR + 0.59%), 05/17/2022(c)	10,833,000	10,888,338
U.S. Bank N.A., 0.57% (3 mo. USD LIBOR + 0.38%), 11/16/2021(c)	9,091,000	9,105,700
UBS AG (Switzerland), 0.45%, 02/09/2024(d)	12,537,000	12,462,934
Wells Fargo Bank N.A., 2.90%, 05/27/2022(e)	12,500,000	12,521,371

		263,780,864

Diversified Capital Markets-1.40%
Credit Suisse AG (Switzerland)
0.46% (SOFR + 0.45%), 02/04/2022(c)	15,000,000	14,995,123
1.00%, 05/05/2023	13,636,000	13,763,644
0.50%, 02/02/2024	14,000,000	13,893,444

		42,652,211

Electric Utilities-2.22%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,799,873
Duke Energy Corp., 0.70% (3 mo. USD LIBOR + 0.50%), 05/14/2021(c)(d)	17,300,000	17,302,563
Duke Energy Progress LLC, Series A, 0.37% (3 mo. USD LIBOR + 0.18%), 02/18/2022(c)	9,756,000	9,755,235
NextEra Energy Capital Holdings, Inc. 0.67% (3 mo. USD LIBOR + 0.48%), 05/04/2021(c)	8,000,000	8,000,000
0.55% (SOFR + 0.54%), 03/01/2023(c) .	3,704,000	3,716,011

	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., Series D, 0.45% (3 mo. USD LIBOR + 0.27%), 12/03/2021(c)	$11,245,000	$11,245,341
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	9,524,000	9,509,094
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,382,536

		67,710,653

Fertilizers & Agricultural Chemicals-0.18%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,441,651

Financial Exchanges & Data-0.16%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	4,938,000	4,967,038

Gas Utilities-0.80%
Atmos Energy Corp., 0.57% (3 mo. USD LIBOR + 0.38%), 03/09/2023(c)	9,756,000	9,762,016
CenterPoint Energy Resources Corp., 0.68% (3 mo. USD LIBOR + 0.50%), 03/02/2023(c)	14,493,000	14,496,950

		24,258,966

Health Care Distributors-0.34%
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,170,000	10,198,439

Hotels, Resorts & Cruise Lines-0.38%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	11,412,000	11,466,911

Industrial Conglomerates-0.17%
Honeywell International, Inc., 0.41% (3 mo. USD LIBOR + 0.23%), 08/19/2022(c)	5,096,000	5,099,601

Integrated Oil & Gas-1.12%
BP Capital Markets America, Inc., 3.22%, 11/28/2023	7,495,000	7,990,828
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,722,923
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	13,333,000	13,345,919

		34,059,670

Integrated Telecommunication Services-1.04%
AT&T, Inc.
1.13% (3 mo. USD LIBOR + 0.95%), 07/15/2021(c)	11,315,000	11,335,346
0.65% (SOFR + 0.64%), 03/25/2024(c)	9,917,000	9,933,609
Verizon Communications, Inc., 0.51% (SOFR + 0.50%), 03/22/2024(c)	10,417,000	10,465,551

		31,734,506

Investment Banking & Brokerage-2.72%
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	15,517,000	16,129,760
0.48%, 01/27/2023	6,250,000	6,254,075
0.63%, 11/17/2023(e)	21,111,000	21,141,432
Morgan Stanley
0.84% (SOFR + 0.83%), 06/10/2022(c)	18,000,000	18,011,808
3.13%, 01/23/2023	14,598,000	15,285,283
0.56%, 11/10/2023(e)	6,000,000	6,007,856

		82,830,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
IT Consulting & Other Services-0.33%
International Business Machines Corp., 0.59% (3 mo. USD LIBOR + 0.40%), 05/13/2021(c)	$10,000,000	$10,001,255

Life & Health Insurance-3.88%
Athene Global Funding
2.80%, 05/26/2023(d)	17,500,000	18,240,062
1.20%, 10/13/2023(d)	14,974,000	15,124,026
0.95%, 01/08/2024(d)	5,000,000	4,998,236
GA Global Funding Trust, 1.00%, 04/08/2024(d)	17,219,000	17,244,322
Jackson National Life Global Funding, 0.61% (SOFR + 0.60%), 01/06/2023(c)(d)	10,000,000	10,044,586
MassMutual Global Funding II, 0.37% (SOFR + 0.36%), 04/12/2024(c)(d)	15,022,000	15,050,923
MET Tower Global Funding, 0.56% (SOFR + 0.55%), 01/17/2023(b)(c)(d)	10,000,000	10,053,025
New York Life Global Funding
0.51% (3 mo. USD LIBOR + 0.32%), 08/06/2021(c)(d)	6,665,000	6,670,911
0.63% (3 mo. USD LIBOR + 0.44%), 07/12/2022(c)(d)	7,407,000	7,443,008
1.10%, 05/05/2023(d)	3,243,000	3,290,278
Principal Life Global Funding II, 0.46% (SOFR + 0.45%), 04/12/2024(c)(d)	5,882,000	5,887,753
Protective Life Global Funding, 0.63%, 10/13/2023(d)	4,192,000	4,203,100

		118,250,230

Movies & Entertainment-0.16%
Walt Disney Co. (The), 0.44% (3 mo. USD LIBOR + 0.25%), 09/01/2021(c)	4,762,000	4,765,942

Multi-line Insurance-0.71%
Metropolitan Life Global Funding I
0.58% (SOFR + 0.57%), 01/13/2023(c)(d)	3,749,000	3,770,526
0.90%, 06/08/2023(d)	9,524,000	9,623,075
0.40%, 01/07/2024(d)	8,333,000	8,305,604

		21,699,205

Multi-Utilities-0.65%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	12,195,000	12,197,984
Dominion Energy, Inc., Series D, 0.71% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	7,692,000	7,699,546

		19,897,530

Oil & Gas Exploration & Production-0.50%
ConocoPhillips, 1.10% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	11,853,000	11,952,891
Pioneer Natural Resources Co., 0.75%, 01/15/2024	3,297,000	3,298,605

		15,251,496

	Principal Amount	Value
Oil & Gas Refining & Marketing-0.98%
Phillips
66 4.30%, 04/01/2022	$10,000,000	$10,355,753
3.70%, 04/06/2023	12,500,000	13,244,831
0.90%, 02/15/2024	6,250,000	6,257,779

		29,858,363

Oil & Gas Storage & Transportation-1.00%
Enbridge, Inc. (Canada) 0.41% (SOFR + 0.40%), 02/17/2023(c)	3,571,000	3,576,493
4.00%, 10/01/2023	15,000,000	16,068,328
MPLX L.P., 1.29% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	2,844,000	2,845,506
Williams Cos., Inc. (The), 4.00%, 11/15/2021	8,000,000	8,080,856

		30,571,183

Packaged Foods & Meats-0.30%
Mondelez International Holdings Netherlands B.V., 2.13%, 09/19/2022(d)	8,995,000	9,210,482

Paper Products-0.49%
Georgia-Pacific LLC, 0.63%, 05/15/2024(d)	15,000,000	14,965,539

Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 0.38%, 09/14/2023	3,917,000	3,925,493

Pharmaceuticals-2.14%
Bayer US Finance II LLC (Germany)
0.83% (3 mo. USD LIBOR + 0.63%), 06/25/2021(c)(d)	13,606,000	13,611,298
3.88%, 12/15/2023(d)	30,000,000	32,279,654
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,514,400
GlaxoSmithKline Capital PLC (United Kingdom), 0.54% (3 mo. USD LIBOR + 0.35%), 05/14/2021(c)	6,757,000	6,757,642

		65,162,994

Regional Banks-0.99%
Fifth Third Bancorp, 3.65%, 01/25/2024	10,000,000	10,778,791
KeyBank N.A., 0.84% (3 mo. USD LIBOR + 0.66%), 02/01/2022(c)	11,538,000	11,587,757
Regions Financial Corp., 3.80%, 08/14/2023	7,342,000	7,874,917

		30,241,465

Restaurants-0.35%
McDonald’s Corp., 0.61% (3 mo. USD LIBOR + 0.43%), 10/28/2021(b)(c)	10,652,000	10,671,653

Semiconductors-0.81%
NXP B.V./NXP Funding LLC (Netherlands), 4.63%, 06/01/2023(d)	22,725,000	24,543,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Specialized Finance-0.89%
AIG Global Funding
0.66% (3 mo. USD LIBOR + 0.46%), 06/25/2021(c)(d)	$4,000,000	$4,002,798
0.80%, 07/07/2023(d)	7,317,000	7,371,586
0.45%, 12/08/2023(d)	10,714,000	10,696,902
Series 2019-A2, Class A, 2.30%, 07/01/2022(d)	5,000,000	5,116,247

		27,187,533

Specialized REITs-0.63%
American Tower Corp., 2.25%, 01/15/2022	6,747,000	6,839,905
Crown Castle International Corp., 3.15%, 07/15/2023	11,626,000	12,262,924

		19,102,829

Technology Hardware, Storage & Peripherals-0.47%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,214,633
Hewlett Packard Enterprise Co., 0.91% (3 mo. USD LIBOR + 0.72%), 10/05/2021(c)	7,059,000	7,060,320

		14,274,953

Thrifts & Mortgage Finance-0.40%
Nationwide Building Society (United Kingdom), 0.55%, 01/22/2024(d)	12,195,000	12,161,622

Trading Companies & Distributors-0.41%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	12,517,940

Trucking-0.82%
Aviation Capital Group LLC 1.14% (3 mo. USD LIBOR + 0.95%), 06/01/2021(c)(d)	9,574,000	9,574,225
0.86% (3 mo. USD LIBOR + 0.67%), 07/30/2021(c)(d)	1,775,000	1,773,666
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.90%, 02/01/2024(d)	12,577,000	13,551,741

		24,899,632

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,461,861,717)		1,468,236,785

Asset-Backed Securities-14.52%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1R, 1.79% (3 mo. USD LIBOR + 1.60%), 04/20/2032(c)(d)	2,000,000	2,000,352
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 1.77% (3 mo. USD LIBOR + 1.59%), 05/01/2027(c)(d)	196,709	196,709
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	4,580,251	4,626,373
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(d)(f)	3,651,689	3,725,532
Series 2019-2, Class A1, 3.63%, 03/25/2049(d)(f)	3,833,642	3,919,633
Series 2019-4, Class A1, 2.99%, 07/26/2049(d)(f)	3,238,338	3,274,565

	Principal Amount	Value
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	$7,863,526	$7,907,697
Atrium XIII (Cayman Islands), Series 13A, Class A1, 1.35% (3 mo. USD LIBOR + 1.18%), 11/21/2030(c)(d)	3,000,000	3,002,414
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 1.17% (3 mo. USD LIBOR + 0.98%), 07/17/2026(c)(d)	501,699	501,885
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR2, 1.06% (3 mo. USD LIBOR + 0.90%), 08/05/2027(c)(d)	8,006,904	8,011,249
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.25% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	1,432,772	1,398,261
BMW Vehicle Owner Trust, Series 2020-A, Class A2, 0.39%, 02/27/2023	2,540,412	2,542,072
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 1.21% (3 mo. USD LIBOR + 1.02%), 04/17/2031(c)(d)	6,250,000	6,255,865
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(d)	3,002,683	3,079,113
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.46% (1 mo. USD LIBOR + 1.35%), 10/25/2037(c)(d)	1,248,349	1,255,915
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.58%, 11/25/2049(d)(f)	5,159,018	5,208,160
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(f)	6,223,883	6,290,224
Series 2020-1R, Class A1, 1.26%, 09/25/2065(d)(f)	7,345,643	7,388,074
Series 2020-2R, Class A1, 1.33%, 10/26/2065(d)(f)	7,089,836	7,110,904
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 1.04% (1 mo. USD LIBOR + 0.93%), 06/25/2033(c)(d)	117,914	117,467
Series 2006-6, Class 1A1, 0.45% (1 mo. USD LIBOR + 0.34%), 09/25/2036(c)	1,407,908	1,401,090
Credit Suisse Mortgage Trust, Series 2014-2R, Class 27A1, 0.31% (1 mo. USD LIBOR + 0.20%), 02/27/2046(c)(d)	140,875	138,017
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 0.83% (1 mo. USD LIBOR + 0.72%), 07/25/2034(c)	1,631,840	1,615,269
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(d)(f)	2,498,792	2,510,793
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.20%), 04/25/2029(c)(d)	14,869,931	14,835,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.39% (1 mo. USD LIBOR + 0.27%), 12/15/2023(c)	$7,500,000	$7,512,191
Dryden 30 Senior Loan Fund (Cayman Islands), Class 2013-30A, Class AR, 1.01% (3 mo. USD LIBOR + 0.82%), 11/15/2028(c)(d)	14,888,829	14,916,724
Ellington Financial Mortgage Trust Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	4,724,259	4,830,751
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	1,106,929	1,108,658
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(d)	1,783,860	1,801,592
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 1.74% (3 mo. USD LIBOR + 1.55%), 11/15/2029(c)(d)	2,000,000	2,000,566
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 2.03% (3 mo. USD LIBOR + 1.85%), 01/15/2031(c)(d)	9,000,000	8,998,600
Galaxy XXII CLO Ltd. (Cayman Islands), Series 2016-22A, Class A1R, 1.18% (3 mo. USD LIBOR + 1.00%), 07/16/2028(c)(d)	4,172,581	4,173,803
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(d)(g)	7,243,543	7,284,782
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(d)(g)	6,667,239	6,781,170
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 1.34% (3 mo. USD LIBOR + 1.15%), 11/28/2030(c)(d)	10,000,000	10,005,000
Goldentree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 1.29% (3 mo. USD LIBOR + 1.11%), 10/29/2029(c)(d)	12,000,000	12,014,861
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 1.92% (3 mo. USD LIBOR + 1.70%), 07/25/2029(c)(d)	4,800,000	4,813,094
Golub Capital Partners CLO 34 M Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 1.63% (3 mo. USD LIBOR + 1.45%), 03/14/2031(c)(d)	14,000,000	14,008,848
Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.48% (3 mo. USD LIBOR + 1.30%), 02/05/2031(c)(d)	5,000,000	4,971,694
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 1.34% (3 mo. USD LIBOR + 1.15%), 10/20/2028(c)(d)	8,919,969	8,939,679
Golub Capital Partners CLO 45 M Ltd. (Cayman Islands), Series 2019-45A, Class A, 1.91% (3 mo. USD LIBOR + 1.72%), 10/20/2031(c)(d)	5,000,000	5,014,969

	Principal Amount	Value
Golub Capital Partners CLO 47 M Ltd. (Cayman Islands), Series 2020-47A, Class A1, 1.86% (3 mo. USD LIBOR + 1.68%), 05/05/2032(c)(d)	$10,000,000	$9,995,532
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.22% (1 mo. USD LIBOR + 1.10%), 07/15/2032(c)(d)	12,200,000	12,211,046
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	5,855,865	5,887,723
GSAMP Trust, Series 2005-HE6, Class M1, 0.77% (1 mo. USD LIBOR + 0.66%), 11/25/2035(c)	86,441	86,557
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 3.19% (3 mo. USD LIBOR + 3.00%), 08/15/2023(c)(d)	60,420	60,476
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(d)(f)	4,159,982	4,208,224
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.69% (1 mo. USD LIBOR + 0.59%), 01/25/2036(c)	2,194,451	2,190,543
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1.12% (1 mo. USD LIBOR + 1.00%), 08/15/2034(c)(d) .	2,547,123	2,549,017
KKR CLO 21 Ltd. (Cayman Islands), Series A, 1.18% (3 mo. USD LIBOR + 1.00%), 04/15/2031(c)(d)	2,000,000	1,999,349
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.33% (1 mo. USD LIBOR + 0.22%), 04/25/2037(c)	1,530,416	1,518,073
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	4,469,077	4,505,101
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.21% (3 mo. USD LIBOR + 1.03%), 01/28/2030(c)(d)	10,000,000	10,012,913
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 1.12% (3 mo. USD LIBOR + 0.93%), 10/18/2029(c)(d)	9,750,000	9,748,802
New Residential Mortgage Loan Trust Series 2017-5A, Class A1, 1.61% (1 mo. USD LIBOR + 1.50%), 06/25/2057(c)(d)	601,806	612,589
Series 2019-NQM3, Class A1, 1.51%, 07/25/2049(d)(f)	6,285,524	6,330,058
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	6,564,019	6,684,501
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(d)(f)	3,736,411	3,804,967
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 2.69% (3 mo. USD LIBOR + 2.50%), 03/20/2027(c)(d)	2,500,000	2,506,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
NextGear Floorplan Master Owner Trust Series 2019-1A, Class A1, 0.77% (1 mo. USD LIBOR + 0.65%), 02/15/2024(c)(d) .	$12,750,000	$12,790,822
Series 2019-2A, Class A1, 0.82% (1 mo. USD LIBOR + 0.70%), 10/15/2024(c)(d) .	10,000,000	10,075,894
NXT Capital CLO LLC, Series 2017-1A, Class A, 1.89% (3 mo. USD LIBOR + 1.70%), 04/20/2029(c)(d)	7,500,000	7,504,895
OBX Trust, Series 2018-EXP1, Class 2A1, 0.96% (1 mo. USD LIBOR + 0.85%), 04/25/2048(c)(d)	1,143,224	1,154,241
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.31% (3 mo. USD LIBOR + 1.12%), 07/20/2029(c)(d)	6,750,000	6,763,040
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.18% (3 mo. USD LIBOR + 1.00%), 01/25/2031(c)(d)	5,000,000	5,001,500
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.22% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(d)	9,873,273	9,880,155
Residential Mortgage Loan Trust Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	6,042,599	6,149,995
Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(f)	4,570,746	4,650,518
Star Trust, Series 2021-SFR1, Class A, 0.72% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(d)	19,775,913	19,772,199
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	4,609,827	4,677,499
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	9,811,408	9,848,117
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 1.84% (3 mo. USD LIBOR + 1.65%), 01/17/2026(c)(d)	2,176,305	2,180,827
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023(d)	1,706,680	1,709,430
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.03% (3 mo. USD LIBOR + 0.84%), 04/20/2028(c)(d)	7,799,882	7,799,277
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 1.03% (3 mo. USD LIBOR + 0.85%), 01/15/2028(c)(d)	808,402	808,476
Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 05/25/2059(d)(f)	3,306,435	3,316,869
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(g)	8,606,301	8,741,494
Series 2020-5, Class A1, 1.22%, 05/25/2065(d)(g)	8,109,591	8,143,458

	Principal Amount	Value
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	$8,594,847	$8,637,002

Total Asset-Backed Securities (Cost $439,921,658)		442,007,865

U.S. Treasury Securities-1.66%
U.S. Treasury Bills-1.66%(h) 0.14%, 07/15/2021	2,600,000	2,599,960
0.10%, 12/30/2021	27,900,000	27,894,864
0.05%, 01/27/2022	20,000,000	19,995,442

Total U.S. Treasury Securities (Cost $50,472,484)		50,490,266

Variable Rate Senior Loan Interests-0.06%(i)(j)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 1.95% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,815,517)	1,819,661	1,794,923

Commercial Paper-28.86%(h)
American Electric Power Co., Inc., 0.25%, 06/14/2021(d)	30,000,000	29,992,500
Amphenol Corp.
0.17%, 05/19/2021(d)	18,750,000	18,748,417
0.18%, 06/02/2021(d)	15,000,000	14,997,525
AT&T, Inc.
0.37%, 10/21/2021(d)	13,000,000	12,983,600
0.38%, 11/16/2021(d)	10,700,000	10,684,069
0.38%, 11/18/2021(d)	9,700,000	9,685,359
0.42%, 12/15/2021(d)	6,400,000	6,388,601
0.40%, 12/16/2021(d)	4,500,000	4,491,950
BAT International Finance PLC, 0.27%, 05/25/2021(d)	14,000,000	13,998,367
Cabot Corp., 0.25%, 05/13/2021(d)	20,000,000	19,998,902
Canadian Natural Resources Ltd., 0.35%, 05/25/2021(d)	22,000,000	21,997,433
Cigna Corp., 0.20%, 05/06/2021(d)	17,600,000	17,599,575
Conagra Brands, Inc., 0.32%, 05/05/2021(d)	16,600,000	16,599,364
Crown Castle International Corp., 0.35%, 05/12/2021(d)	39,700,000	39,694,958
Dollarama, Inc., 0.27%, 07/27/2021(d)	9,000,000	8,994,632
Enable Midstream Partners L.P., 0.52%, 05/11/2021(d)	30,400,000	30,396,424
Enbridge US, Inc., 0.20%, 05/20/2021(d)	17,200,000	17,198,452
Enel Finance America LLC 0.28%, 06/28/2021(d)	19,200,000	19,192,983
0.35%, 07/22/2021(d)	10,000,000	9,994,282
Energy Transfer L.P., 0.40%, 05/03/2021	4,800,000	4,799,852
Eni Finance USA, Inc., 0.24%, 05/20/2021(d)	20,000,000	19,998,500
Entergy Corp., 0.20%, 05/10/2021(d)	14,165,000	14,164,481
Fidelity National Information Services, Inc., 0.31%, 05/14/2021(d)	19,750,000	19,748,817
General Motors Financial Co., Inc., 0.36%, 05/06/2021(d)	10,000,000	9,999,493
Glencore Funding LLC 0.27%, 05/25/2021(d)	10,000,000	9,998,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
0.29%, 06/10/2021(d)	$10,000,000	$9,996,447
0.35%–0.36%, 08/09/2021(d)	33,200,000	33,168,610
HSBC Bank PLC, 0.27%, 02/01/2022(d)	25,000,000	24,958,450
Humana, Inc. 0.25%, 05/13/2021(d)	13,000,000	12,998,723
0.30%, 06/25/2021(d)	7,500,000	7,496,220
0.30%, 06/28/2021(d)	10,000,000	9,994,674
Hyundai Capital America, 0.25%, 06/22/2021(d)	10,000,000	9,997,306
Jabil, Inc. 0.66%, 05/04/2021(d)	18,300,000	18,298,798
0.62%, 05/11/2021(d)	12,500,000	12,497,689
0.70%, 05/17/2021(d)	12,300,000	12,296,422
Keurig Dr Pepper, Inc., 0.30%, 01/14/2022(d)	10,200,000	10,174,756
Marathon Petroleum Corp., 0.52%, 05/03/2021(d)	20,000,000	19,999,758
Motiva Enterprises LLC, 0.28%, 05/25/2021	20,000,000	19,997,667
Mountcliff Funding LLC, 0.23%, 09/07/2021(d)	25,000,000	24,982,667
Oglethorpe Power Corp., 0.20%, 06/08/2021(d)	14,696,000	14,693,867
Realty Income Corp., 0.20%–0.21%, 05/12/2021	35,000,000	34,997,655
Smithfield Foods, Inc. 0.37%, 05/05/2021(d)	24,000,000	23,998,760
0.37%, 05/17/2021(d)	15,000,000	14,997,372
0.35%, 06/01/2021(d)	800,000	799,724
Suncor Energy, Inc. 0.25%, 07/02/2021(d)	10,000,000	9,996,028
0.25%, 07/27/2021(d)	25,000,000	24,985,089
Volkswagen Group of America .Finance LLC, 0.52%, 11/08/2021(d)	20,000,000	19,944,640
Walgreens Boots Alliance, Inc. 0.32%, 05/07/2021(d)	21,790,000	21,789,258
0.21%, 05/28/2021(d)	10,500,000	10,498,350
Waste Management, Inc., 0.40%, 08/16/2021(d)	22,300,000	22,284,145
White Plains Capital Co. LLC 0.75%, 10/13/2021(d)	15,000,000	14,967,561
0.79%, 10/27/2021(d)	8,000,000	7,980,600
0.55%, 11/09/2021(d)	15,000,000	14,960,676
0.79%, 11/16/2021(d)	12,500,000	12,465,833

Total Commercial Paper (Cost $878,443,370)		878,564,316

	Repurchase Amount
Repurchase Agreements-5.66%(k)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a U.S. Treasury obligation, domestic and foreign corporate obligations and domestic agency mortgage-backed securities valued at $274,654,245; 0.38% - 6.88%; 02/15/2022 - 05/01/2051), 0.66%(l)	-	50,000,000

	Repurchase Amount	Value
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by a domestic non-agency asset-backed security, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $26,682,412; 0.93% - 5.00%; 06/18/2021 -01/15/2087), 0.53%(l)	$-	$25,000,000
Nomura Securities International, Inc., joint term agreement dated 04/30/2021, aggregate maturing value of $50,000,000 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $55,000,000; 0.00% - 8.54%; 10/25/2023 - 10/25/2065), 0.85%, 07/30/2021(c)	25,000,000	25,000,000
Societe Generale, joint term agreement dated 04/22/2021, aggregate maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $108,870,196; 0.00% - 11.50%; 09/15/2021 -12/15/2072), 0.47%, 10/04/2021(c)	50,000,000	50,000,000
Truist Securities, joint term agreement dated 04/05/2021, aggregate maturing value of $45,018,750 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $49,221,534; 2.05% - 10.50%; 09/15/2021 - 03/15/2051), 0.50%, 05/05/2021(m)	22,509,375	22,500,000

Total Repurchase Agreements (Cost $172,500,000)		172,500,000

	Principal Amount
Certificate of Deposit-0.82%
Diversified Banks-0.82%
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022 (Cost $25,000,000)	25,000,000	25,019,431

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $3,030,014,746)		3,038,613,586

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.10%
Invesco Private Government Fund, 0.01%(n)(o)(p)	1,219,031	1,219,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(n)(o)(p)	1,827,816	$1,828,547

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,047,578)		3,047,578

TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $3,033,062,324)		3,041,661,164
OTHER ASSETS LESS LIABILITIES-0.10%		2,932,454

NET ASSETS-100.00%		$3,044,593,618

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,775,622,238, which represented 58.32% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Principal amount equals value at period end. See Note 2K.
(l)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(m)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$866,215	$44,783,105	$(44,430,289)	$-	$-	$1,219,031	$152	*
Invesco Private Prime Fund	1,299,323	50,090,576	(49,561,570)	-	218	1,828,547	1,334	*

Total	$2,165,538	$94,873,681	$(93,991,859)	$-	$218	$3,047,578	$1,486

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2021

(Unaudited)

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2021
U.S. Dollar Denominated Bonds & Notes	48.22
Commercial Paper	28.86
Asset-Backed Securities	14.52
Repurchase Agreements	5.66
U.S. Treasury Securities	1.66
Certificate of Deposit	0.82
Variable Rate Senior Loan Interests	0.06
Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.40%
Automobile Manufacturers-3.79%
American Honda Finance Corp. 0.64% (3 mo. USD LIBOR + 0.45%), 02/15/2022(b)	$2,500,000	$2,507,955
0.57% (3 mo. USD LIBOR + 0.37%), 05/10/2023(b)	2,000,000	2,007,301
Daimler Finance North America LLC (Germany) 0.77% (3 mo. USD LIBOR + 0.55%), 05/04/2021(b)(c)	2,000,000	2,000,000
1.09% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,509,254
Ford Motor Credit Co. LLC 1.46% (3 mo. USD LIBOR + 1.27%), 03/28/2022(b)	1,000,000	998,525
1.26% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)	1,500,000	1,486,884
General Motors Financial Co., Inc. 1.29% (3 mo. USD LIBOR + 1.10%), 11/06/2021(b)	2,000,000	2,008,228
1.51% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)	1,000,000	1,010,920
1.18% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	1,008,785
0.77% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,158,719
Volkswagen Group of America Finance LLC (Germany), 1.14% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	2,008,775

		17,705,346

Biotechnology-1.24%
AbbVie, Inc. 0.64% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)	2,750,000	2,754,064
0.83% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)	3,000,000	3,019,403

		5,773,467

Consumer Finance-0.22%
Capital One Financial Corp., 0.91% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	1,000,000	1,007,299

Department Stores-0.33%
7-Eleven, Inc., 0.65% (3 mo. USD LIBOR + 0.45%), 08/10/2022(b)(c)	1,556,000	1,557,278

Diversified Banks-19.34%
Banco Santander S.A. (Spain), 1.75% (3 mo. USD LIBOR + 1.56%), 04/11/2022(b)	5,200,000	5,261,806
Bank of America Corp. 1.18% (3 mo. USD LIBOR + 1.00%), 04/24/2023(b)	3,281,000	3,306,670
0.98% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)	3,750,000	3,783,705
0.74% (SOFR + 0.73%), 10/24/2024(b)	2,000,000	2,010,440
0.95% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)(d)	1,042,000	1,049,613
0.94% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,674,583

	Principal Amount	Value
Diversified Banks-(continued)
Bank of Nova Scotia (The) (Canada), 0.56% (SOFR + 0.55%), 03/02/2026(b)	$2,500,000	$2,505,636
Barclays PLC (United Kingdom) 1.81% (3 mo. USD LIBOR + 1.63%), 01/10/2023(b)	2,000,000	2,016,864
1.62% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	2,000,000	2,015,133
1.57% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	3,048,361
BBVA USA, 0.91% (3 mo. USD LIBOR + 0.73%), 06/11/2021(b)	4,000,000	4,000,512
BPCE S.A. (France), 1.40% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	4,041,728
Capital One N.A., 1.34% (3 mo. USD LIBOR + 1.15%), 01/30/2023(b)	3,750,000	3,774,185
Citigroup, Inc. 0.88% (SOFR + 0.87%), 11/04/2022(b)	2,500,000	2,509,086
1.13% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)(d)	1,500,000	1,512,191
1.62% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)(d)	2,500,000	2,538,541
1.21% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,059,397
0.68% (SOFR + 0.67%), 05/01/2025(b)	2,500,000	2,503,719
1.45% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,930,600
HSBC Holdings PLC (United Kingdom), 1.56% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	3,081,958
ING Groep N.V. (Netherlands) 1.19% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)(d)	3,500,000	3,555,176
1.02% (SOFR + 1.01%), 04/01/2027(b)	2,999,000	3,009,227
JPMorgan Chase & Co., 1.41% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	1,900,000	1,927,491
Mizuho Financial Group, Inc. (Japan), 1.02% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)	2,500,000	2,516,796
Natwest Group PLC (United Kingdom) 1.66% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	4,042,840
1.75% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)	4,000,000	4,088,247
NatWest Markets PLC (United Kingdom), 1.67% (SOFR + 1.66%), 09/29/2022(b)(c)(d)	2,500,000	2,549,828
Nordea Bank Abp (Finland), 1.13% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	3,020,694
Standard Chartered PLC (United Kingdom) 1.38% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,672,544
1.34% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)(d)	3,316,000	3,336,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Truist Bank, 0.74% (SOFR + 0.73%), 03/09/2023(b)	$2,000,000	$2,018,201
USB Realty Corp., 1.33% (3 mo. USD LIBOR + 1.15%)(b)(c)(e)	1,100,000	863,500

		90,225,355

Electric Utilities-1.18%
American Electric Power Co., Inc., Series A, 0.69% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	3,003,840
Southern California Edison Co., Series D, 0.45% (3 mo. USD LIBOR + 0.27%), 12/03/2021(b)	2,506,000	2,506,076

		5,509,916

Financial Exchanges & Data-0.64%
Intercontinental Exchange, Inc., 0.83% (3 mo. USD LIBOR + 0.65%), 06/15/2023(b) .	3,000,000	3,005,505

Gas Utilities-0.47%
CenterPoint Energy Resources Corp., 0.68% (3 mo. USD LIBOR + 0.50%), 03/02/2023(b)	2,174,000	2,174,592

Health Care Distributors-0.86%
Cardinal Health, Inc., 0.95% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)(d)	4,000,000	4,021,301

Health Care Equipment-0.91%
Becton, Dickinson and Co., 1.21% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	4,225,000	4,262,651

Health Care Services-1.45%
Cigna Corp., 1.07% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,600,190
Roche Holdings, Inc. (Switzerland), 0.25% (SOFR + 0.24%), 03/05/2024(b)(c)	2,161,000	2,163,355

		6,763,545

Integrated Telecommunication Services-2.32%
AT&T, Inc. 1.08% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	2,669,000	2,691,375
1.36% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,915,806
Verizon Communications, Inc., 1.30% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)(d)	4,127,000	4,229,412

		10,836,593

Investment Banking & Brokerage-6.25%
Goldman Sachs Group, Inc. (The) 0.93% (3 mo. USD LIBOR + 0.75%), 02/23/2023(b)	3,000,000	3,024,029
1.24% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,519,389
1.18% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)	4,500,000	4,536,436
0.56% (SOFR + 0.54%), 11/17/2023(b)	3,957,000	3,959,836
0.59% (SOFR + 0.58%), 03/08/2024(b)	2,069,000	2,071,666
1.93% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)(d)	1,220,000	1,276,527

	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley 1.11% (3 mo. USD LIBOR + 0.93%), 07/22/2022(b)	$2,500,000	$2,503,981
0.71% (SOFR + 0.70%), 01/20/2023(b)	5,000,000	5,013,639
TD Ameritrade Holding Corp., 0.61% (3 mo. USD LIBOR + 0.43%), 11/01/2021(b)	4,250,000	4,258,329

		29,163,832

Life & Health Insurance-1.90%
Athene Global Funding, 1.42% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)(d)	5,300,000	5,360,261
Equitable Financial Life Global Funding, 0.40% (SOFR + 0.39%), 04/06/2023(b)(c) .	2,500,000	2,501,378
Jackson National Life Global Funding, 0.92% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,007,183

		8,868,822

Multi-line Insurance-1.02%
Metropolitan Life Global Funding I 0.58% (SOFR + 0.57%), 01/13/2023(b)(c) .	2,000,000	2,011,483
0.33% (SOFR + 0.32%), 01/07/2024(b)(c)(d)	2,750,000	2,757,058

		4,768,541

Multi-Utilities-0.17%
Dominion Energy, Inc., Series D, 0.71% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b) .	769,000	769,754

Oil & Gas Exploration & Production-0.32%
ConocoPhillips, 1.10% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)	1,500,000	1,512,641

Oil & Gas Refining & Marketing-1.45%
Phillips 66, 0.81% (3 mo. USD LIBOR + 0.62%), 02/15/2024(b)	3,870,000	3,877,399
Valero Energy Corp., 1.33% (3 mo. USD LIBOR + 1.15%), 09/15/2023(b)	2,878,000	2,885,247

		6,762,646

Oil & Gas Storage & Transportation-0.55%
Enbridge, Inc. (Canada)
0.69% (3 mo. USD LIBOR + 0.50%), 02/18/2022(b)	1,300,000	1,303,866
0.41% (SOFR + 0.40%), 02/17/2023(b)	357,000	357,549
MPLX L.P., 1.29% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	914,000	914,484

		2,575,899

Packaged Foods & Meats-0.86%
General Mills, Inc., 1.20% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)(d)	3,937,000	4,003,645

Pharmaceuticals-1.62%
Bayer US Finance II LLC (Germany) 0.83% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	3,395,000	3,396,322
1.19% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,160,706

		7,557,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Regional Banks-0.64%
M&T Bank Corp., 0.86% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	$2,940,000	$2,973,054
Semiconductors-1.07%
QUALCOMM, Inc., 0.92% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)(d)	4,950,000	5,002,806
Tobacco-0.76%
BAT Capital Corp. (United Kingdom), 1.07% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	3,500,000	3,523,789
Trading Companies & Distributors-0.66%
BOC Aviation Ltd. (Singapore), 1.32% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,075,421
Trucking-0.38%
Aviation Capital Group LLC, 1.14% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	1,777,000	1,777,042

Total U.S. Dollar Denominated Bonds & Notes (Cost $233,896,007)		235,177,768

Agency Credit Risk Transfer Notes-19.88%
Fannie Mae Connecticut Avenue Securities Series 2015-C02, Class 2M2, 4.11% (1 mo. USD LIBOR + 4.00%), 05/25/2025(b)(f)	295,865	300,163
Series 2015-C04, Class 1M2, 5.81% (1 mo. USD LIBOR + 5.70%), 04/25/2028(b)(f)	1,182,416	1,255,469
Series 2016-C02, Class 1M2, 6.11% (1 mo. USD LIBOR + 6.00%), 09/25/2028(b)(f)	1,373,174	1,450,693
Series 2017-C01, Class 1M2, 3.66% (1 mo. USD LIBOR + 3.55%), 07/25/2029(b)(f)	3,277,902	3,392,567
Series 2017-C03, Class 1M2, 3.11% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(f)	4,263,469	4,385,793
Series 2017-C05, Class 1M2, 2.31% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(f)	4,318,279	4,378,605
Series 2018-C01, Class 1M2, 2.36% (1 mo. USD LIBOR + 2.25%), 07/25/2030(b)(f)	6,888,614	6,964,983
Series 2018-C04, Class 2M2, 2.66% (1 mo. USD LIBOR + 2.55%), 12/25/2030(b)(f)	4,354,618	4,448,443
Series 2018-C06, Class 1M2, 2.11% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(f)	3,671,473	3,700,509
Series 2019-R01, Class 2M2, 2.56% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(f)	3,709,410	3,733,882
Series 2019-R02, Class 1M2, 2.41% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(f)	2,184,827	2,202,529
Freddie Mac Series 2016-DNA3, Class M3, STACR® , 5.11% (1 mo. USD LIBOR + 5.00%), 12/25/2028(b)(g)	1,378,996	1,462,610

	Principal Amount	Value
Series 2016-HQA2, Class M3, STACR® , 5.26% (1 mo. USD LIBOR + 5.15%), 11/25/2028(b)(g)	$1,319,556	$1,381,701
Series 2016-HQA3, Class M2, STACR® , 1.46% (1 mo. USD LIBOR + 1.35%), 03/25/2029(b)(g)	486,473	487,158
Series 2017-DNA3, Class M2, STACR® , 2.61% (1 mo. USD LIBOR + 2.50%), 03/25/2030(b)(g)	5,455,486	5,585,513
Series 2018-HQA1, Class M2, STACR® , 2.41% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(g)	4,265,224	4,312,858
Series 2018-HQA2, Class M2, STACR® , 2.41% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(g)	5,500,000	5,588,517
Series 2019-DNA2, Class M2, STACR® , 2.56% (1 mo. USD LIBOR + 2.45%), 03/25/2049(b)(c)(g)	3,984,541	4,056,181
Series 2019-DNA3, Class M2, STACR® , 2.16% (1 mo. USD LIBOR + 2.05%), 07/25/2049(b)(c)(g)	4,554,439	4,618,785
Series 2019-HQA2, Class M2, STACR® , 2.16% (1 mo. USD LIBOR + 2.05%), 04/25/2049(b)(c)(g)	3,047,030	3,086,631
Series 2019-HQA3, Class M2, STACR® , 1.96% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(g)	3,546,131	3,571,801
Series 2020-DNA3, Class M2, STACR® , 3.11% (1 mo. USD LIBOR + 3.00%), 06/25/2050(b)(c)(g)	3,383,446	3,419,610
Series 2020-DNA5, Class M1, STACR®, 1.31% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(c)(g)	238,787	239,236
Series 2020-HQA5, Class M1, STACR® , 1.11% (30 Day Average SOFR + 1.10%), 11/25/2050(b)(c)(g)	2,389,872	2,391,443
Series 2021-DNA2, Class M1, STACR® , 0.81% (30 Day Average SOFR + 0.80%), 08/25/2033(b)(c)(g)	3,000,000	3,003,307
Series 2021-DNA2, Class M2, STACR® , 2.31% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(g)	4,820,000	4,940,115
Series 2021-DNA3, Class M1, STACR® , 0.76% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(g)	3,000,000	3,004,861
Series 2021-DNA3, Class M2, STACR® , 2.11% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(g)	775,000	787,202
Series 2021-HQA1, Class M1, STACR® , 0.71% (30 Day Average SOFR + 0.70%), 08/25/2033(b)(c)(g)	4,604,000	4,606,345

Total Agency Credit Risk Transfer Notes (Cost $91,722,538)		92,757,510

Asset-Backed Securities-14.57%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 2.54%, 02/25/2035(h)	157,276	163,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.47% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	$4,000,000	$3,986,726
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.43% (1 mo. USD LIBOR + 1.31%), 11/15/2034(b)(c)	3,250,000	3,231,975
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7, Class 6A, 2.65%, 10/25/2033(h)	198,285	204,176
Series 2003-8, Class 4A1, 2.75%, 01/25/2034(h)	188,402	195,252
COMM Mortgage Trust, Series 2019-521F, Class C, 1.42% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,897,273
Commonbond Student Loan Trust Series 2017-BGS, Class A2, 0.76% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	612,010	609,162
Series 2018-AGS, Class A2, 0.61% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	1,192,056	1,184,763
CSWF, Series 2018-TOP, Class B, 1.42% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	924,106	925,391
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(c)(h)	312,711	314,213
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 0.91% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	582,646	581,934
Home Equity Asset Trust, Series 2004-5, Class M2, 1.05% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	1,106,896	1,108,967
Home Partners of America Trust Series 2017-1, Class A, 0.93% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	2,971,581	2,976,977
Series 2018-1, Class A, 1.02% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	3,090,858	3,100,456
Series 2018-1, Class B, 1.22% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,764,100
Invitation Homes Trust Series 2017-SFR2, Class A, 0.97% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,787,458	1,792,801
Series 2017-SFR2, Class C, 1.57% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,620,000	5,635,398
Series 2018-SFR1, Class B, 1.07% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	1,002,438
Series 2018-SFR3, Class B, 1.27% (1 mo. USD LIBOR + 1.15%), 07/17/2037(b)(c)	4,000,000	4,011,442
Series 2018-SFR4, Class C, 1.52% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	3,017,988
JP Morgan Mortgage Trust Series 2019-6, Class A11, 1.01% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	326,473	328,779
Series 2019-INV2, Class A1, 1.01% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(c)	632,263	638,892
Series 2019-INV3, Class A11, 1.11% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(c)	239,940	243,661

	Principal Amount	Value
Series 2019-LTV3, Class A1, 0.96% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(c)	$677,239	$582,025
Series 2020-8, Class A11, 0.92% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	458,630	461,486
Series 2020-LTV1, Class A11, 1.11% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(c)	208,184	210,413
Series 2021-1, Class A11, 0.67% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	960,634	961,887
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 0.75% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	141,595	142,506
Series 2005-A2, Class A5, 2.78%, 02/25/2035(h)	70,050	70,853
OBX Trust Series 2018-EXP1, Class 2A1, 0.96% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	1,196,397	1,207,927
Series 2018-EXP2, Class 2A2, 1.06% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	1,141,328	1,156,636
Series 2019-EXP1, Class 2A2, 1.26% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	586,472	594,037
Series 2019-EXP2, Class 2A2, 1.31% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	1,144,145	1,140,747
Series 2020-EXP1, Class 2A2, 1.06% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	977,753	977,004
Series 2020-EXP3, Class 2A2, 1.31% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(c)	1,415,944	1,423,981
Series 2020-INV1, Class A11, 1.01% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	587,801	588,567
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 1.32% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	708,286	660,879
RLGH Trust 2021-TROT, Series 2021-TROT, Class B, 1.28% (1 mo. USD LIBOR + 1.16%), 04/15/2026(b)(c)	3,000,000	2,994,870
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.24% (1 mo. USD LIBOR + 1.25%), 06/15/2033(b)(c)	853,164	854,123
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1.12% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(c)	3,788,653	3,832,572
Series 2020-A, Class A2B, 0.95% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(c)	2,000,000	2,014,474
Series 2021-A, Class A2A2, 0.85% (1 mo. USD LIBOR + 0.73%), 01/15/2053(b)(c)	4,550,000	4,567,539
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.17%, 06/25/2034(h)	75,252	77,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 1.67% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	$2,500,000	$2,559,515

Total Asset-Backed Securities (Cost $67,816,919)		67,995,832

U.S. Treasury Securities-11.05%
U.S. Treasury Notes-11.05% 0.06% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%), 01/31/2023(b) (Cost $51,505,383)	51,500,000	51,529,038

U.S. Government Sponsored Agency Mortgage-Backed Securities-5.12%
Collateralized Mortgage Obligations-4.43%
Fannie Mae REMICs Series 2011-127, Class FJ, 0.46% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	39,647	39,801
Series 2014-92, Class FB, 0.44% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	1,049,418	1,034,048
Series 2016-25, Class FL, 0.61% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	342,143	345,287
Series 2017-100, Class FM, 0.44% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	375,783	374,783
Series 2017-68, Class AF, 0.42% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	1,093,638	1,089,784
Freddie Mac Multifamily Structured Pass-Through Ctfs. Series KF35, Class A, 0.46% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	600,755	601,701
Series KF35, Class A, 0.50% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	2,115,015	2,124,378
Series KF81, Class AS, 0.42% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	4,968,119	4,988,862
Series Q008, Class A, 0.50% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	1,832,450	1,839,227
Freddie Mac REMICs Series 4091, Class JF, 0.62% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	257,378	261,340
Series 4547, Class FA, 0.57% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	898,379	901,802
Series 4683, Class FA, 0.47% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	1,118,414	1,134,740
Series 4750, Class CF, 0.47% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	4,811,028	4,848,822
Series 4770, Class FA, 0.44% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	1,054,538	1,070,647

		20,655,222

Federal Home Loan Mortgage Corp. (FHLMC)-0.25%
ARM, 2.14% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	298,562	316,176

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
ARM, 2.46% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	$452,551	$480,943
ARM, 2.34% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	368,096	389,054

		1,186,173

Federal National Mortgage Association (FNMA)-0.44%
ARM, 2.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	54,613	54,484
ARM, 1.82% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	61,835	64,504
ARM, 2.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.33%), 07/01/2035(b)	1,009,822	1,079,793
ARM, 2.26% (1 yr. USD LIBOR + 1.79%), 10/01/2036(b)	306,377	325,530
ARM, 2.16% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	215,815	216,541
ARM, 2.03% (1 yr. USD LIBOR + 1.59%), 11/01/2037(b)	302,395	319,843

		2,060,695

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $23,794,900)		23,902,090

	Shares
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $449,685)	449,685	449,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.12% (Cost $469,185,432)		471,811,923

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.21%
Invesco Private Government Fund, 0.01%(i)(j)(k)	2,264,227	2,264,227
Invesco Private Prime Fund, 0.11%(i)(j)(k)	3,394,982	3,396,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,660,567)		5,660,567

TOTAL INVESTMENTS IN SECURITIES-102.33% (Cost $474,845,999)		477,472,490
OTHER ASSETS LESS LIABILITIES-(2.33)%		(10,852,867)

NET ASSETS-100.00%		$466,619,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:

ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $165,392,510, which represented 35.44% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2021.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2021.

(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Invesco Variable Rate Preferred ETF	$1,723,400	$-	$(1,772,361)	$(116,800)	$165,761	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	886,923	61,209,713	(61,646,951)	-	-	449,685	224
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	302,095	47,086,952	(45,124,820)	-	-	2,264,227	192	*
Invesco Private Prime Fund	453,145	69,457,835	(66,514,786)	-	146	3,396,340	1,860	*

Total	$3,365,563	$177,754,500	$(175,058,918)	$(116,800)	$165,907	$6,110,252	$2,276

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2N.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2021
U.S. Dollar Denominated Bonds & Notes	50.40
Agency Credit Risk Transfer Notes	19.88
Asset-Backed Securities	14.57
U.S. Treasury Securities	11.05
U.S. Government Sponsored Agency Mortgage-Backed Securities	5.12
Money Market Funds Plus Other Assets Less Liabilities	(1.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

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63

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Assets:
Unaffiliated investments in securities, at value(a)	$113,805,606	$-	$-	$-
Affiliated investments in securities, at value(a)	3,734,517	14,035,388	10,712,980	13,440,734
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-	-
Unrealized appreciation on futures contracts	-	-	-	-
Cash	-	-	-	-
Foreign currencies, at value	-	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-
Cash collateral-centrally cleared swap agreements	-	-	-	-
Receivable for:
Dividends and interest	33,755	-	-	-
Variation margin on futures contracts	-	-	-	-
Variation margin on centrally cleared swap agreements	-	-	-	-
Securities lending	67	2,845	2,788	4,855
Investments sold	-	4,130,863	3,421,671	2,710,125
Fund shares sold	-	-	-	-

Total assets	117,573,945	18,169,096	14,137,439	16,155,714

Liabilities:
Other investments:
Open written options, at value	-	-	-	-
Due to custodian	53,584	-	-	-
Payable for:
Variation margin on futures contracts	-	-	-	-
Variation margin on centrally cleared swap agreements	-	-	-	-
Investments purchased	-	2,528,585	2,651,974	1,839,074
Collateral upon return of securities loaned	3,734,517	1,028,724	444,880	1,144,830
Fund shares repurchased	-	1,623,669	817,901	890,037
Accrued unitary management fees	30,741	496	581	463
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-

Total liabilities	3,818,842	5,181,474	3,915,336	3,874,404

Net Assets	$113,755,103	$12,987,622	$10,222,103	$12,281,310

Net assets consist of:
Shares of beneficial interest	$110,292,984	$11,524,470	$9,688,263	$10,827,815
Distributable earnings (loss)	3,462,119	1,463,152	533,840	1,453,495

Net Assets	$113,755,103	$12,987,622	$10,222,103	$12,281,310

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,130,000	800,001	750,001	690,001
Net asset value	$100.67	$16.23	$13.63	$17.80

Market price	$100.77	$16.25	$13.62	$17.81

Unaffiliated investments in securities, at cost	$100,675,800	$-	$-	$-

Affiliated investments in securities, at cost	$3,734,517	$12,888,450	$10,740,190	$12,114,089

Foreign currencies, at cost	$-	$-	$-	$-

Premium received on written options	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$3,685,986	$1,002,610	$432,202	$1,112,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco High Yield Bond Factor ETF (IHYF)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$39,025,001	$-	$93,386,589	$721,827,625	$3,038,613,586	$471,362,238
4,705,756	8,102,798	45,057,282	133,473,699	3,047,578	6,110,252

-	-	-	16,054	-	-
-	-	2,281,396	-	-	-
-	-	-	17,773,638	757,870	-
-	-	-	115,688	915	-

-	-	14,191,420	-	-	-
192,100	-	-	938,545	-	-

600,425	-	66,331	3,173,165	6,172,296	390,831
1,665	-	6,927	-	-	-
-	-	-	17,205	-	-
1,468	1,356	68	11,755	438	673
-	2,238,735	-	12,915,990	-	33,162
-	-	-	5,642,706	-	-

44,526,415	10,342,889	154,990,013	895,906,070	3,048,592,683	477,897,156

-	-	-	246,849	-	-
1,035	-	6,245	-	-	6,634

-	-	-	135,109	-	-
426	-	-	-	-	-
150,000	1,815,068	6,926	90,375,178	-	5,494,870
4,035,100	811,772	1,581,468	133,473,699	3,047,578	5,660,567
-	453,941	-	-	-	-
12,900	277	47,643	264,491	-	115,462
-	-	-	-	503,566	-
-	-	-	-	38,938	-
-	-	-	-	408,983	-

4,199,461	3,081,058	1,642,282	224,495,326	3,999,065	11,277,533

$40,326,954	$7,261,831	$153,347,731	$671,410,744	$3,044,593,618	$466,619,623

$39,825,986	$6,827,057	$214,304,814	$666,899,685	$3,036,659,244	$469,750,214
500,968	434,774	(60,957,083)	4,511,059	7,934,374	(3,130,591)

$40,326,954	$7,261,831	$153,347,731	$671,410,744	$3,044,593,618	$466,619,623

1,580,001	480,001	4,350,000	11,900,000	60,300,000	18,600,001
$25.52	$15.13	$35.25	$56.42	$50.49	$25.09

$25.60	$15.14	$35.28	$56.49	$50.50	$25.09

$38,492,080	$-	$89,406,035	$718,227,035	$3,030,014,746	$468,735,747

$4,705,756	$7,758,481	$45,059,536	$133,473,699	$3,047,578	$6,110,252

$-	$-	$-	$107,439	$953	$-

$-	$-	$-	$560,861	$-	$-

$3,897,689	$790,708	$1,613,966	$130,309,885	$2,966,128	$5,521,430

65

Statements of Operations

For the six months ended April 30, 2021

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi- Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Investment income:
Unaffiliated interest income	$-	$-	$-	$-
Unaffiliated dividend income	1,521,653	-	-	-
Affiliated dividend income	15	68,099	113,991	58,454
Securities lending income	453	20,449	11,800	24,056

Total investment income	1,522,121	88,548	125,791	82,510

Expenses:
Unitary management fees	156,931	2,288	2,187	2,030
Advisory fees	-	-	-	-
Accounting & administration fees	-	-	-	-
Custodian & transfer agent fees	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-
Other expenses	-	-	-	-

Total expenses	156,931	2,288	2,187	2,030

Less: Waivers	(34)	(2)	(2)	(1)

Net expenses	156,897	2,286	2,185	2,029

Net investment income	1,365,224	86,262	123,606	80,481

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,076,821	-	-	-
Affiliated investment securities	-	(2,624)	(44,173)	(21,010)
Unaffiliated in-kind redemptions	163,549	-	-	-
Affiliated in-kind redemptions	-	512,973	611,759	306,048
Short Sales	-	-	-	-
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Written options	-	-	-	-
Distributions of underlying fund shares	-	13,760	22,697	10,720

Net realized gain (loss)	1,240,370	524,109	590,283	295,758

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	21,988,961	-	-	-
Affiliated investment securities	-	985,993	(88,126)	1,376,477
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	21,988,961	985,993	(88,126)	1,376,477

Net realized and unrealized gain (loss)	23,229,331	1,510,102	502,157	1,672,235

Net increase in net assets resulting from operations	$24,594,555	$1,596,364	$625,763	$1,752,716

(a)	For the period November 30, 2020 (commencement of investment operations) through April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco High Yield Bond Factor ETF (IHYF)(a)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$578,847	$-	$-	$6,650,897	$14,480,993	$2,631,385
-	-	687,850	8,573	-	-
95	39,450	4,875	-	-	224
3,097	9,648	2,332	75,367	3,613	4,138

582,039	49,098	695,057	6,734,837	14,484,606	2,635,747

49,865	1,128	270,977	1,413,582	-	686,776
-	-	-	-	3,032,382	-
-	-	-	-	102,981	-
-	-	-	-	19,728	-
-	-	-	-	27,134	-
-	-	-	-	107,324	-

49,865	1,128	270,977	1,413,582	3,289,549	686,776

(151)	(1)	(14,632)	-	-	(869)

49,714	1,127	256,345	1,413,582	3,289,549	685,907

532,325	47,971	438,712	5,321,255	11,195,057	1,949,840

68,894	-	8,908,465	(9,961,839)	1,981,386	80,326
-	(2,258)	5	(4,961)	218	165,907
-	-	2,508,919	-	-	-
-	134,383	-	-	-	-
-	-	(93,397)	-	-	-
-	-	-	6,112	(23,475)	-
-	-	-	(34,504)	78,196	-
(86,958)	-	(6,646,642)	8,870,856	-	-
8,327	-	-	801,642	-	-
-	-	-	(429,296)	-	-
-	9,915	-	-	-	-

(9,737)	142,040	4,677,350	(751,990)	2,036,325	246,233

532,921	-	3,980,554	(3,990,534)	(3,822,622)	3,492,775
-	365,793	6,389	-	-	(116,800)
-	-	-	9,477	(47)	-
-	-	-	(3,657)	-	-
(63,432)	-	2,281,396	1,356,127	-	-
4,617	-	-	(107,346)	-	-
-	-	-	314,012	-	-

474,106	365,793	6,268,339	(2,421,921)	(3,822,669)	3,375,975

464,369	507,833	10,945,689	(3,173,911)	(1,786,344)	3,622,208

$996,694	$555,804	$11,384,401	$2,147,344	$9,408,713	$5,572,048

67

Statements of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Operations:
Net investment income	$1,365,224	$2,638,812	$86,262	$161,418
Net realized gain (loss)	1,240,370	(11,307,549)	524,109	(219,894)
Change in net unrealized appreciation (depreciation)	21,988,961	(15,427,571)	985,993	126,291

Net increase (decrease) in net assets resulting from operations	24,594,555	(24,096,308)	1,596,364	67,815

Distributions to Shareholders from:
Distributable earnings	(1,300,182)	(3,410,344)	(99,849)	(281,968)

Shareholder Transactions:
Proceeds from shares sold	15,582,779	45,036,091	6,388,955	4,126,814
Value of shares repurchased	(3,391,644)	(60,811,390)	(3,056,886)	-

Net increase (decrease) in net assets resulting from share transactions	12,191,135	(15,775,299)	3,332,069	4,126,814

Net increase (decrease) in net assets	35,485,508	(43,281,951)	4,828,584	3,912,661

Net assets:
Beginning of period	78,269,595	121,551,546	8,159,038	4,246,377

End of period	$113,755,103	$78,269,595	$12,987,622	$8,159,038

Changes in Shares Outstanding:
Shares sold	170,000	500,000	400,000	300,000
Shares repurchased	(40,000)	(750,000)	(200,000)	-
Shares outstanding, beginning of period	1,000,000	1,250,000	600,001	300,001

Shares outstanding, end of period	1,130,000	1,000,000	800,001	600,001

(a)	For the period November 30, 2020 (commencement of investment operations) through April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco High Yield Bond Factor ETF (IHYF)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Period Ended April 30, 2021(a)	Six Months Ended April 30, 2021	Year Ended October 31, 2020

$123,606	$172,167	$80,481	$160,016	$532,325	$47,971	$175,738
590,283	38,204	295,758	122,001	(9,737)	142,040	345,275
(88,126)	(22,945)	1,376,477	(196,015)	474,106	365,793	(205,589)

625,763	187,426	1,752,716	86,002	996,694	555,804	315,424

(105,252)	(246,396)	(81,608)	(293,308)	(495,726)	(53,081)	(339,093)

22,514,590	5,157,552	5,883,268	5,914,103	39,825,986	4,010,018	4,076,612
(20,516,142)	(1,300,607)	(890,037)	(4,489,862)	-	(1,284,126)	(5,536,215)

1,998,448	3,856,945	4,993,231	1,424,241	39,825,986	2,725,892	(1,459,603)

2,518,959	3,797,975	6,664,339	1,216,935	40,326,954	3,228,615	(1,483,272)

7,703,144	3,905,169	5,616,971	4,400,036	-	4,033,216	5,516,488

$10,222,103	$7,703,144	$12,281,310	$5,616,971	$40,326,954	$7,261,831	$4,033,216

1,660,000	400,000	340,000	400,000	1,580,001	270,000	300,000
(1,510,000)	(100,000)	(50,000)	(300,000)	-	(90,000)	(400,000)
600,001	300,001	400,001	300,001	-	300,001	400,001

750,001	600,001	690,001	400,001	1,580,001	480,001	300,001

69

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Operations:
Net investment income	$438,712	$386,139	$5,321,255	$6,413,497
Net realized gain (loss)	4,677,350	6,808,293	(751,990)	9,058,370
Change in net unrealized appreciation (depreciation)	6,268,339	(638,716)	(2,421,921)	4,948,973

Net increase in net assets resulting from operations	11,384,401	6,555,716	2,147,344	20,420,840

Distributions to Shareholders from:
Distributable earnings	(395,434)	(482,030)	(14,963,249)	(7,483,301)
Return of capital	-	-	-	-

Total distributions to shareholders	(395,434)	(482,030)	(14,963,249)	(7,483,301)

Shareholder Transactions:
Proceeds from shares sold	74,074,513	146,491,207	260,335,720	294,713,343
Value of shares repurchased	(74,758,033)	(29,560,002)	(39,565,903)	(20,976,835)

Net increase (decrease) in net assets resulting from share transactions.	(683,520)	116,931,205	220,769,817	273,736,508

Net increase in net assets	10,305,447	123,004,891	207,953,912	286,674,047

Net assets:
Beginning of period	143,042,284	20,037,393	463,456,832	176,782,785

End of period	$153,347,731	$143,042,284	$671,410,744	$463,456,832

Changes in Shares Outstanding:
Shares sold	2,150,000	4,600,000	4,550,000	5,200,000
Shares repurchased	(2,200,000)	(950,000)	(700,000)	(400,000)
Shares outstanding, beginning of period	4,400,000	750,000	8,050,000	3,250,000

Shares outstanding, end of period	4,350,000	4,400,000	11,900,000	8,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020

$11,195,057	$45,028,754	$1,949,840	$6,181,245
2,036,325	(2,078,286)	246,233	(1,336,625)
(3,822,669)	1,896,334	3,375,975	(1,167,806)

9,408,713	44,846,802	5,572,048	3,676,814

(11,910,716)	(46,872,807)	(2,027,625)	(6,538,546)
-	-	-	(508,191)

(11,910,716)	(46,872,807)	(2,027,625)	(7,046,737)

171,912,112	1,639,116,413	51,349,087	193,260,523
(136,423,530)	(1,247,267,685)	(41,294,985)	(128,396,296)

35,488,582	391,848,728	10,054,102	64,864,227

32,986,579	389,822,723	13,598,525	61,494,304

3,011,607,039	2,621,784,316	453,021,098	391,526,794

$3,044,593,618	$3,011,607,039	$466,619,623	$453,021,098

3,400,000	32,500,000	2,050,000	7,800,000
(2,700,000)	(24,900,000)	(1,650,000)	(5,300,000)
59,600,000	52,000,000	18,200,001	15,700,001

60,300,000	59,600,000	18,600,001	18,200,001

71

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$78.27		$97.24	$79.45	$80.07	$75.57	$73.43
Net investment income(a)	1.35		2.11	2.16	2.05	0.75	1.73
Net realized and unrealized gain (loss) on investments	22.35		(18.34)	18.01	(1.24)	5.44	3.04
Total from investment operations	23.70		(16.23)	20.17	0.81	6.19	4.77
Distributions to shareholders from:
Net investment income	(1.30)		(2.74)	(2.38)	(1.43)	(1.69)	(1.80)
Net realized gains	-		-	-	-	-	(0.83)
Total distributions	(1.30)		(2.74)	(2.38)	(1.43)	(1.69)	(2.63)
Net asset value at end of period	$100.67		$78.27	$97.24	$79.45	$80.07	$75.57
Market price at end of period(b)	$100.77		$78.23	$97.13	$79.30	$80.04	$75.55
Net Asset Value Total Return(c)	30.54%		(16.56)%	25.82%	1.02%	8.37%	6.65%
Market Price Total Return(c)	30.74%		(16.52)%	25.90%	0.87%	8.36%	6.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,755		$78,270	$121,552	$27,807	$24,020	$26,450
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.53%	0.80%	0.80%
Net investment income	3.04	%(d)	2.46%	2.40%	2.58%	0.97%	2.34%
Portfolio turnover rate(e)	60%		51%	30%	92%	134%	192%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights–(continued)

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.60		$14.15	$13.10		$13.32	$12.50

Net investment income(b)(c)	0.14		0.37	0.38		0.36	0.18
Net realized and unrealized gain (loss) on investments	2.67		(0.12)	1.09		(0.23)	0.76

Total from investment operations	2.81		0.25	1.47		0.13	0.94

Distributions to shareholders from:
Net investment income	(0.18)		(0.45)	(0.38)		(0.32)	(0.12)
Net realized gains	-		(0.35)	(0.04)		(0.03)	-

Total distributions	(0.18)		(0.80)	(0.42)		(0.35)	(0.12)

Net asset value at end of period	$16.23		$13.60	$14.15		$13.10	$13.32

Market price at end of period(d)	$16.25		$13.57	$14.17		$13.14	$13.33

Net Asset Value Total Return(e)	20.76%		1.86%	11.57%		0.89%	7.57	%(f)
Market Price Total Return(e)	21.18%		1.49%	11.37%		1.12%	7.65	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,988		$8,159	$4,246		$2,620	$1,332
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	1.89	%(h)	2.72%	2.81	%(i)	2.68%	2.08	%(h)
Portfolio turnover rate(j)	33%		50%	56%		26%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights–(continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$12.84		$13.02	$12.49		$12.87	$12.50

Net investment income(b)(c)	0.19		0.38	0.46		0.44	0.21
Net realized and unrealized gain (loss) on investments	0.78		0.09	0.73		(0.38)	0.31

Total from investment operations	0.97		0.47	1.19		0.06	0.52

Distributions to shareholders from:
Net investment income	(0.18)		(0.36)	(0.66)		(0.42)	(0.15)
Net realized gains	-		(0.29)	-		(0.02)	-

Total distributions	(0.18)		(0.65)	(0.66)		(0.44)	(0.15)

Net asset value at end of period	$13.63		$12.84	$13.02		$12.49	$12.87

Market price at end of period(d)	$13.62		$12.82	$13.04		$12.49	$12.88

Net Asset Value Total Return(e)	7.61%		3.84%	9.80%		0.39%	4.18	%(f)
Market Price Total Return(e)	7.70%		3.51%	9.96%		0.31%	4.26	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,222		$7,703	$3,905		$1,249	$1,287
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.09	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.83	%(h)	3.01%	3.60	%(i)	3.42%	2.36	%(h)
Portfolio turnover rate(j)	35%		41%	32%		38%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights–(continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2021 (Unaudited)	Years Ended October 31,				For the Period February 21, 2017(a) Through October 31, 2017
		2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$14.04	$14.67	$13.45		$13.56	$12.50

Net investment income(b)(c)	0.16	0.42	0.38		0.35	0.17
Net realized and unrealized gain (loss) on investments	3.77	(0.49)	1.23		(0.15)	1.00

Total from investment operations	3.93	(0.07)	1.61		0.20	1.17

Distributions to shareholders from:
Net investment income	(0.17)	(0.34)	(0.35)		(0.28)	(0.11)
Net realized gains	-	(0.22)	(0.04)		(0.03)	-

Total distributions	(0.17)	(0.56)	(0.39)		(0.31)	(0.11)

Net asset value at end of period	$17.80	$14.04	$14.67		$13.45	$13.56

Market price at end of period(d)	$17.81	$14.05	$14.69		$13.50	$13.59

Net Asset Value Total Return(e)	28.10%	(0.45)%	12.24%		1.43%	9.36	%(f)
Market Price Total Return(e)	28.08%	(0.52)%	11.97%		1.58%	9.60	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,281	$5,617	$4,400		$2,691	$1,356
Ratio to average net assets of:
Expenses(g)	0.05%(h)	0.05%	0.10	%(i)	0.05%	0.05	%(h)
Net investment income(c)	1.98%(h)	3.01%	2.70%		2.51%	1.90	%(h)
Portfolio turnover rate(j)	28%	43%	81%		21%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights–(continued)

Invesco High Yield Bond Factor ETF (IHYF)

	For the Period November 30, 2020(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.44
Net realized and unrealized gain on investments	0.46

Total from investment operations	0.90

Distributions to shareholders from:
Net investment income	(0.38)

Net asset value at end of period	$25.52

Market price at end of period(c)	$25.60

Net Asset Value Total Return(d)	3.63	%(e)
Market Price Total Return(d)	3.95	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,327
Ratio to average net assets of:
Expenses	0.39	%(f)
Net investment income	4.16	%(f)
Portfolio turnover rate(g)	26%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to April 30, 2021 was 3.38%. The market price total return from Fund Inception to April 30, 2021 was 3.37%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights–(continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.44		$13.79	$12.76		$13.10	$12.50

Net investment income(b)(c)	0.15		0.40	0.46		0.40	0.20
Net realized and unrealized gain (loss) on investments	1.73		(0.08)	0.94		(0.34)	0.54

Total from investment operations	1.88		0.32	1.40		0.06	0.74

Distributions to shareholders from:
Net investment income	(0.19)		(0.42)	(0.36)		(0.37)	(0.14)
Net realized gains	-		(0.25)	(0.01)		(0.03)	-

Total distributions	(0.19)		(0.67)	(0.37)		(0.40)	(0.14)

Net asset value at end of period	$15.13		$13.44	$13.79		$12.76	$13.10

Market price at end of period(d)	$15.14		$13.43	$13.82		$12.78	$13.12

Net Asset Value Total Return(e)	14.06%		2.55%	11.22%		0.40%	5.94	%(f)
Market Price Total Return(e)	14.22%		2.25%	11.28%		0.41%	6.10	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,262		$4,033	$5,516		$1,276	$1,310
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.13	%(h)	2.98%	3.48	%(i)	3.03%	2.23	%(h)
Portfolio turnover rate(j)	44%		43%	65%		32%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$32.51		$26.72	$27.92		$26.67	$23.42	$24.89

Net investment income(a)	0.11		0.21	0.46		0.41	0.40	0.37
Net realized and unrealized gain (loss) on investments	2.73		5.94	(1.21)		1.36	3.37	(1.37)

Total from investment operations	2.84		6.15	(0.75)		1.77	3.77	(1.00)

Distributions to shareholders from:
Net investment income	(0.10)		(0.36)	(0.45)		(0.52)	(0.52)	(0.47)

Net asset value at end of period	$35.25		$32.51	$26.72		$27.92	$26.67	$23.42

Market price at end of period(b)	$35.28		$32.58	$26.65		$27.86	$26.68	$23.45

Net Asset Value Total Return(c)	8.76%		23.19%	(2.71)%		6.61%	16.27%	(4.10)%
Market Price Total Return(c)	8.62%		23.78%	(2.75)%		6.33%	16.16%	(4.09)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$153,348		$143,042	$20,037		$26,523	$24,006	$106,574
Ratio to average net assets of:
Expenses, after Waivers(d)	0.37	%(e)	0.34%	0.36	%(f)	0.38%	0.39%	0.37%
Expenses, prior to Waivers(d)	0.39	%(e)	0.39%	0.40	%(f)	0.39%	0.39%	0.39%
Net investment income	0.63	%(e)	0.68%	1.66	%(f)	1.45%	1.59%	1.52%
Portfolio turnover rate(g)	253%		1,172%	608%		542%	54%	373%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,			Two Months Ended October 31, 2018		Years Ended August 31,		For the Period February 10, 2016(a) Through August 31, 2016
			2020	2019				2018	2017
Per Share Operating
Performance:
Net asset value at beginning of period	$57.57		$54.39	$50.89		$52.10		$52.61	$52.54	$49.97

Net investment income(b)	0.53		1.26	1.44		0.31		1.47	1.47	0.72
Net realized and unrealized gain (loss) on investments	(0.12)		3.47	4.57		(1.20)		(0.37)	0.29	2.42

Total from investment operations	0.41		4.73	6.01		(0.89)		1.10	1.76	3.14

Distributions to shareholders from:
Net investment income	(0.47)		(1.29)	(1.55)		(0.32)		(1.49)	(1.38)	(0.57)
Net realized gains	(1.09)		(0.26)	(0.96)		-		(0.12)	(0.31)	-

Total distributions	(1.56)		(1.55)	(2.51)		(0.32)		(1.61)	(1.69)	(0.57)

Net asset value at end of period.	$56.42		$57.57	$54.39		$50.89		$52.10	$52.61	$52.54

Market price at end of period	$56.49	(c)	$57.57 (c)	$54.43	(c)	$50.93	(c)	$52.10 (c)	$52.67	$52.60

Net Asset Value Total Return(d)	0.68%		8.85%	12.22%		(1.72)%		2.14%	3.47%	6.29%
Market Price Total Return(d)	0.80%		8.77%	12.20%		(1.64)%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$671,411		$463,457	$176,783		$40,713		$41,678	$81,538	$21,014
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(e)	0.50%	0.50	%(f)	0.50	%(e)	0.50%	0.49%	0.49	%(e)
Expenses, prior to Waivers	0.50	%(e)	0.50%	0.50	%(f)	0.50	%(e)	0.51%	0.51%	0.50	%(e)
Net investment income	1.88	%(e)	2.25%	2.75%		3.58	%(e)	2.80%	2.87%	2.56	%(e)
Portfolio turnover rate(g)	236%		434%	511%		53%		219%	171%	131%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,			Five Months Ended October 31, 2018		Years Ended May 31,
			2020		2019			2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$50.53		$50.42		$50.20	$50.28		$50.28	$50.01	$50.10

Net investment income(a)	0.19		0.84		1.38	0.55		0.87	0.70	0.60
Net realized and unrealized gain (loss) on investments	(0.03)		0.17		0.24	(0.06)		0.14	0.24	(0.11)

Total from investment operations	0.16		1.01		1.62	0.49		1.01	0.94	0.49

Distributions to shareholders from:
Net investment income	(0.20)		(0.88)		(1.39)	(0.57)		(1.01)	(0.67)	(0.58)
Net realized gains	-		(0.02)		(0.01)	-		-	-	-

Total distributions	(0.20)		(0.90)		(1.40)	(0.57)		(1.01)	(0.67)	(0.58)

Net asset value at end of period	$50.49		$50.53		$50.42	$50.20		$50.28	$50.28	$50.01

Market price at end of period	$50.50	(b)	$50.54	(b) $	50.42 (b)	$50.22	(b)	$50.29 (b)	$50.29	$50.03

Net Asset Value Total Return(c)	0.31%		2.01%		3.25%	0.98%		2.02%	1.90%	0.98%
Market Price Total Return(c)	0.31%		2.04%		3.20%	1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,044,594		$3,011,607		$2,621,784	$1,611,555		$1,166,465	$1,076,092	$715,109
Ratio to average net assets of:
Expenses, after Waivers	0.22	%(d)	0.22%		0.23%	0.25	%(d)	0.27%	0.27%	0.28%
Expenses, prior to Waivers	0.22	%(d)	0.22%		0.23%	0.25	%(d)	0.28%	0.28%	0.28%
Net investment income	0.74	%(d)	1.68%		2.77%	2.64	%(d)	1.74%	1.40%	1.21%
Portfolio turnover rate(e)	28%		53%		30%	6%		56%	52%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,				For the Period September 20, 2016(a) Through October 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.89		$24.94	$25.02	$25.20	$24.98	$25.00

Net investment income(b)	0.11		0.40	0.75	0.65	0.50	0.06
Net realized and unrealized gain (loss) on investments	0.20		0.02	(0.03)	(0.15)	0.29	(0.03)

Total from investment operations	0.31		0.42	0.72	0.50	0.79	0.03

Distributions to shareholders from:
Net investment income	(0.11)		(0.44)	(0.80)	(0.68)	(0.56)	(0.05)
Return of capital	-		(0.03)	-	-	(0.01)	(0.00	)(c)

Total distributions	(0.11)		(0.47)	(0.80)	(0.68)	(0.57)	(0.05)

Net asset value at end of period	$25.09		$24.89	$24.94	$25.02	$25.20	$24.98

Market price at end of period(d)	$25.09		$24.89	$24.95	$25.02	$25.22	$25.04

Net Asset Value Total Return(e)	1.25%		1.75%	2.92%	2.01%	3.21%	0.14	%(f)
Market Price Total Return(e)	1.25%		1.72%	2.96%	1.92%	3.04%	0.38	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$466,620		$453,021	$391,527	$447,868	$133,548	$49,956
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(g)	0.29%	0.30%	0.30%	0.30%	0.30	%(g)
Expenses, prior to Waivers	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30	%(g)
Net investment income	0.85	%(g)	1.64%	3.00%	2.59%	1.98%	2.03	%(g)
Portfolio turnover rate(h)	46%		99%	62%	26%	23%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding. (c) Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2016, the first day of trading on the Exchange) to October 31, 2016 was 0.18%. The market price total return from Fund Inception to October 31, 2016 was 0.22%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco High Yield Bond Factor ETF (IHYF)	“Invesco High Yield Bond Factor ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Total Return Bond ETF (GTO)	“Total Return Bond ETF”
Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Invesco High Yield Bond Factor ETF	The NASDAQ Stock Market
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The NASDAQ Stock Market

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or its affiliates, or other unaffiliated advisers. Each affiliated Underlying Fund’s accounting policies are outlined in that affiliated Underlying Fund’s financial statements and are publicly available at www.invesco.com/us.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to

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provide long-term capital appreciation. The investment objective for High Yield Bond Factor ETF is to seek total return. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for S&P 500® Downside Hedged ETF is to seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Total Return Bond ETF is to seek maximum total return, comprised of income and capital appreciation. The investment objective of Ultra Short Duration ETF is to seek maximum current income, consistent with preservation of capital and daily liquidity. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

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Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts has caused it to be deemed commodity pools, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

Credit Risk. The issuer of instruments in which certain Funds invest may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Derivatives Risk. Derivatives involve risks different from, or possibly greater than, risks associated with other types of investments. Derivatives may be harder to value and may also be less tax efficient. To the extent that a Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company as well as regulatory changes.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company

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or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payment of interest and principal. The values of junk bond often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks

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associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of instruments that have an average duration of less than one year.

Investing in ETFs and Other Investment Companies Risk. Because certain Funds may invest in ETFs and other investment companies, a Fund’s investment performance may depend on the investment performance of the funds in which it invests. An investment in an investment company is subject to the risks associated with that investment company. Certain Funds will pay indirectly a proportional share of the fees and expenses of the investment companies in which such Funds invest (including costs and fees of the investment companies), while continuing to pay their own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to a Fund’s investments in other investment companies.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

LIBOR Risk. Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Non-Diversified Fund Risk. Because each Fund (except Active U.S. Real Estate ETF, S&P 500® Downside Hedged ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Portfolio Size Risk. Under normal market conditions, certain Funds typically will hold a small number of positions (approximately 10-20 Underlying Funds). To the extent that a significant portion of a Fund’s total assets is invested in a limited number of holdings, the appreciation or depreciation of any one Underlying Fund may have a greater impact on such Fund’s NAV than it would if the Fund held a greater number of constituents.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate may increase a fund’s transaction costs it may also generate a greater amount of taxable capital gain distributions to the fund’s shareholders. Funds that engage in TBA transactions are also subject to portfolio turnover risk.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages

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and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

To-Be-Announced (TBA) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

VIX Index Risk. For S&P 500® Downside Hedged ETF, the Chicago Board Options Exchange (“CBOE”) can make methodological changes to the calculation of the Chicago Board Options Exchange Volatility Index (“VIX Index”) that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of each Fund’s Shares. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of each Fund’s Shares.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund (except High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on the ex-dividend date. High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other

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extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Ultra Short Duration ETF is responsible for all of its expenses, including, but not limited to, the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Commercial Mortgage-Backed Securities - Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

K.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

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L.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

M.

Structured Securities - Certain Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

N.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

O.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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P.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

Q.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

R.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts

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written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

S.

Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

T.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets

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and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco Advisers, Inc., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Management Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of average daily net assets)
Active U.S. Real Estate ETF	0.35%
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
Invesco High Yield Bond Factor ETF	0.39%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
S&P 500® Downside Hedged ETF	0.39%
Total Return Bond ETF	0.50%
Variable Rate Investment Grade ETF	0.30%

Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2023.

Additionally, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of the Total Return Bond ETF and the Ultra Short Duration ETF’s management fee and/or reimburse Fund expenses for each Fund in an amount equal to 100% of the net advisory fees that an affiliated person of the Adviser (an “Affiliated Person”) or the Adviser receives that are attributable to each Fund’s investments in any other fund managed by such Affiliated Person or the Adviser. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by each Fund.

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Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

Additionally, Variable Rate Investment Grade ETF may invest in other ETFs managed by the Adviser, and the indirect portion of the management fee that such Fund incurs through such investments is in addition to the Adviser’s unitary management fee. Therefore, the Adviser also has agreed to waive, through August 31, 2023, the management fees that it receives under the unitary management fee from Variable Rate Investment Grade ETF in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated ETFs managed by the Adviser. There is no guarantee that the Adviser will extend this waiver past that date.

For the six months ended April 30, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Active U.S. Real Estate ETF	$34
Balanced Multi-Asset Allocation ETF	2
Conservative Multi-Asset Allocation ETF	2
Growth Multi-Asset Allocation ETF	1
Invesco High Yield Bond Factor ETF*	151
Moderately Conservative Multi-Asset Allocation ETF	1
S&P 500® Downside Hedged ETF	14,632
Total Return Bond ETF	-
Ultra Short Duration ETF	-
Variable Rate Investment Grade ETF	869

* For the period November 30, 2020 (commencement of investment operations) through April 30, 2021.

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2021.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Active U.S. Real Estate ETF	$8,158
S&P 500® Downside Hedged ETF	17,562

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021, for each Fund (except for Ultra Short Duration ETF). As of April 30, 2021, all of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$113,805,606	$-	$-	$113,805,606
Money Market Funds	-	3,734,517	-	3,734,517

Total Investments	$113,805,606	$3,734,517	$-	$117,540,123

Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$12,995,746	$-	$-	$12,995,746
Money Market Funds	10,918	1,028,724	-	1,039,642

Total Investments	$13,006,664	$1,028,724	$-	$14,035,388

Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$10,249,500	$-	$-	$10,249,500
Money Market Funds	18,600	444,880	-	463,480

Total Investments	$10,268,100	$444,880	$-	$10,712,980

Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$12,289,511	$-	$-	$12,289,511
Money Market Funds	6,393	1,144,830	-	1,151,223

Total Investments	$12,295,904	$1,144,830	$-	$13,440,734

Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$38,955,002	$-	$38,955,002
U.S. Treasury Securities	-	69,999	-	69,999
Money Market Funds	670,656	4,035,100	-	4,705,756

Total Investments in Securities	670,656	43,060,101	-	43,730,757

Other Investments - Assets*
Futures Contracts	2,578	-	-	2,578
Swap Agreements	-	4,617	-	4,617

	2,578	4,617	-	7,195

Other Investments - Liabilities*
Futures Contracts	(66,010)	-	-	(66,010)

Total Other Investments	(63,432)	4,617	-	(58,815)

Total Investments	$607,224	$43,064,718	$-	$43,671,942

Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$7,281,023	$-	$-	$7,281,023
Money Market Funds	10,003	811,772	-	821,775

Total Investments	$7,291,026	$811,772	$-	$8,102,798

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	Level 1	Level 2	Level 3	Total
S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,399,009	$-	$-	$93,399,009
Money Market Funds	43,463,394	1,581,468	-	45,044,862

Total Investments in Securities	136,862,403	1,581,468	-	138,443,871

Other Investments - Assets*
Futures Contracts	2,281,694	-	-	2,281,694

Other Investments - Liabilities*
Futures Contracts	(298)	-	-	(298)

Total Other Investments	2,281,396	-	-	2,281,396

Total Investments	$139,143,799	$1,581,468	$-	$140,725,267

Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$346,454,543	$-	$346,454,543
U.S. Treasury Securities	-	155,550,405	-	155,550,405
Asset-Backed Securities	-	104,772,623	-	104,772,623
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	100,959,375	-	100,959,375
Preferred Stocks	381,396	5,700,588	-	6,081,984
U.S. Government Sponsored Agency Securities	-	3,004,068	-	3,004,068
Agency Credit Risk Transfer Notes	-	1,958,917	-	1,958,917
Municipal Obligations	-	1,241,039	-	1,241,039
Non-U.S. Dollar Denominated Bonds & Notes	-	488,013	-	488,013
Options Purchased	1,316,658	-	-	1,316,658
Money Market Funds	-	133,473,699	-	133,473,699

Total Investments in Securities	1,698,054	853,603,270	-	855,301,324

Other Investments - Assets*
Forward Foreign Currency Contracts	-	16,054	-	16,054
Futures Contracts	2,722,776	-	-	2,722,776

	2,722,776	16,054	-	2,738,830

Other Investments - Liabilities*
Futures Contracts	(99,898)	-	-	(99,898)
Options Written	(246,849)	-	-	(246,849)
Swap Agreements	-	(95,487)	-	(95,487)

	(346,747)	(95,487)	-	(442,234)

Total Other Investments	2,376,029	(79,433)	-	2,296,596

Total Investments	$4,074,083	$853,523,837	$-	$857,597,920

Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$235,177,768	$-	$235,177,768
Agency Credit Risk Transfer Notes	-	92,757,510	-	92,757,510
Asset-Backed Securities	-	67,995,832	-	67,995,832
U.S. Treasury Securities	-	51,529,038	-	51,529,038
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	23,902,090	-	23,902,090
Money Market Funds	449,685	5,660,567	-	6,110,252

Total Investments	$449,685	$477,022,805	$-	$477,472,490

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 5–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations.

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The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
	Invesco High Yield Bond Factor ETF			S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Assets	Credit Risk	Interest Rate Risk	Total	Equity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$-	$-	$-	$-	$-	$16,054	$-	$-	$16,054
Unrealized appreciation on futures contracts– Exchange- Traded(b)	-	2,578	2,578	2,281,694	-	-	-	2,722,776	$2,722,776
Unrealized appreciation on swap agreements– Centrally Cleared	4,617	-	4,617	-	-	-	-	-	$-
Purchased options, at value - Exchange- Traded	-	-	-	-	-	-	1,316,658	-	$1,316,658

Total Derivative Assets	4,617	2,578	7,195	2,281,694	-	16,054	1,316,658	2,722,776	4,055,488

Derivatives not subject to master netting agreements	(4,617)	(2,578)	(7,195)	(2,281,694)	-	-	(1,316,658)	(2,722,776)	(4,039,434)

Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-	$-	$16,054	$-	$-	$16,054

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	Value
	Invesco High Yield Bond Factor ETF			S&P 500® Downside Hedged ETF	Total Return Bond ETF
Derivative Liabilities	Credit Risk	Interest Rate Risk	Total	Equity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk		Total
Unrealized depreciation on futures contracts– Exchange- Traded(b)	$-	$(66,010)	$(66,010)	$(298)	$-	$-	$-		$(99,898)	$(99,898)
Unrealized dep on swap agreements– Centrally Cleared	-	-	-	-	(95,487)	-	-	- $		(95,487)
Options written, at value - Exchange- Traded	-	-	-	-	-	-	(246,849)	- $		(246,849)

Total Derivative Liabilities	-	(66,010)	(66,010)	(298)	(95,487)	-	(246,849)		(99,898)	(442,234)

Derivatives not subject to master netting agreements	-	66,010	66,010	298	95,487	-	246,849		99,898	442,234

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-	$-	$-	$-	$	- $	-

(a)

Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021:

Total Return Bond ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank	$3,850	$-	$3,850	$-	$-	$3,850
Citibank, N.A.	12,204	-	12,204	-	-	12,204

Total	$16,054	$-	$16,054	$-	$-	$16,054

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2021

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Invesco High Yield Bond Factor ETF			S&P 500® Downside Hedged ETF
	Credit Risk	Interest Rate Risk	Total	Equity Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$-	$-
Futures contracts	-	(86,958)	(86,958)	(6,646,642)
Options written	-	-	-	-
Swap agreements	8,327	-	8,327	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	(63,432)	(63,432)	2,281,396
Options written	-	-	-	-
Swap agreements	4,617	-	4,617	-

Total	$12,944	$(150,390)	$(137,446)	$(4,365,246)

	Location of Gain (Loss) on Statements of Operations
	Total Return Bond ETF					Ultra Short Duration ETF
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(34,504)	$-	$-	$(34,504)	$78,196
Futures contracts	-	-	-	8,870,856	8,870,856	-
Options written	-	-	(429,296)	-	(429,296)	-
Swap agreements	801,642	-	-	-	801,642	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(3,657)	-	-	(3,657)	-
Futures contracts	-	-	-	1,356,127	1,356,127	-
Options written	-	-	314,012	-	314,012	-
Swap agreements	(107,346)	-	-	-	(107,346)	-

Total	$694,296	$(38,161)	$(115,284)	$10,226,983	$10,767,834	$78,196

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Invesco High Yield Bond Factor ETF	S&P 500® Downside Hedged ETF	Total Return Bond ETF	Ultra Short Duration ETF
Forward foreign currency contracts	$-	$-	$1,613,638	$22,920,052
Futures contracts	4,869,209	34,793,169	244,245,922	-
Options purchased	-	-	11,571,143	-
Options written	-	-	11,285,875	-
Swap agreements	860,000	-	8,972,951	-

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$7,841,367	$2,434,891	$10,276,258
Balanced Multi-Asset Allocation ETF	90,515	25,757	116,272
Conservative Multi-Asset Allocation ETF	11,504	1,950	13,454
Growth Multi-Asset Allocation ETF	119,043	28,064	147,107
Moderately Conservative Multi-Asset Allocation ETF	44,142	10,713	54,855
S&P 500® Downside Hedged ETF	18,520,244	53,425,806	71,946,050
Total Return Bond ETF	-	-	-
Ultra Short Duration ETF	1,991,368	594,709	2,586,077
Variable Rate Investment Grade ETF	1,818,585	4,185,816	6,004,401

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$57,401,445	$54,191,168
Balanced Multi-Asset Allocation ETF	3,194,954	3,121,821
Conservative Multi-Asset Allocation ETF	3,006,199	2,930,862
Growth Multi-Asset Allocation ETF	2,421,682	2,337,621
Invesco High Yield Bond Factor ETF*	33,569,856	6,623,347
Moderately Conservative Multi-Asset Allocation ETF	2,099,671	2,069,666
S&P 500® Downside Hedged ETF	262,595,027	193,945,125
Total Return Bond ETF	817,610,621	578,926,472
Ultra Short Duration ETF	593,241,424	499,659,943
Variable Rate Investment Grade ETF	89,216,246	53,854,487

*	For the period November 30, 2020 (commencement of investment operations) through April 30, 2021.

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
Active U.S. Real Estate ETF	$11,595,362	$2,481,275
Balanced Multi-Asset Allocation ETF	6,385,087	3,115,237
Conservative Multi-Asset Allocation ETF	22,496,166	20,502,269
Growth Multi-Asset Allocation ETF	5,881,164	952,614
Invesco High Yield Bond Factor ETF*	11,578,854	-
Moderately Conservative Multi-Asset Allocation ETF	4,007,132	1,285,920
S&P 500® Downside Hedged ETF	46,525,735	37,175,101
Total Return Bond ETF	-	-
Ultra Short Duration ETF	-	-
Variable Rate Investment Grade ETF	-	-

*	For the period November 30, 2020 (commencement of investment operations) through April 30, 2021.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
Active U.S. Real Estate ETF	$13,561,610	$(1,128,645)	$12,432,965	$105,107,158
Balanced Multi-Asset Allocation ETF	1,205,815	(163,075)	1,042,740	12,992,648
Conservative Multi-Asset Allocation ETF	17,357	(107,231)	(89,874)	10,802,854
Growth Multi-Asset Allocation ETF	1,371,444	(85,956)	1,285,488	12,155,246
Invesco High Yield Bond Factor ETF*	630,969	(156,863)	474,106	43,197,836
Moderately Conservative Multi-Asset Allocation ETF	370,458	(32,307)	338,151	7,764,647
S&P 500® Downside Hedged ETF	7,020,998	(752,659)	6,268,339	134,456,928
Total Return Bond ETF	13,746,119	(9,074,971)	4,671,148	852,926,772
Ultra Short Duration ETF	9,431,401	(832,561)	8,598,840	3,033,062,324
Variable Rate Investment Grade ETF	3,116,044	(410,682)	2,705,362	474,767,128

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until it’s fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. For High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

102

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF and Invesco S&P 500® Downside Hedged ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$1,305.40	0.35%	$2.00
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

103

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	$1,000.00	$1,207.60	0.05%	$0.27
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	1,000.00	1,076.10	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	1,000.00	1,281.00	0.05	0.28
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco High Yield Bond Factor ETF (IHYF)
Actual	1,000.00	1,036.30 (2)	0.39	1.64 (3)
Hypothetical (5% return before expenses)	1,000.00	1,022.86 (2)	0.39	1.96 (3)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	1,140.60	0.05	0.27
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco S&P 500® Downside Hedged ETF (PHDG)
Actual	1,000.00	1,087.60	0.37	1.92
Hypothetical (5% return before expenses)	1,000.00	1,022.96	0.37	1.86
Invesco Total Return Bond ETF (GTO)
Actual	1,000.00	1,006.80	0.50	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Ultra Short Duration ETF (GSY)
Actual	1,000.00	1,003.10	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	1,012.50	0.30	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period November 30, 2020 (commencement of investment operations) through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 30, 2020 (commencement of investment operations) to April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 152/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

104

Approval of Investment Advisory and Sub-Advisory Contracts

At a Meeting held on December 12, 2019, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Corporate Bond Factor ETF, Invesco High Yield Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for the Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for the Funds. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable actively managed ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only two actively managed ETF peer funds for Invesco High Yield Bond Factor ETF and Invesco Intermediate Bond Factor ETF and only one open-end (non-ETF) index peer fund for Invesco High Yield Bond Factor ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers. The Trustees noted that the fee data provided by the Adviser included three Adviser-identified selected peers for each Fund.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its peer groups and select peer group as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Corporate Bond Factor ETF	Lower than	Higher than	Lower than	Lower than
	median (4)	median (3)	median (57)	median (3)

105

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco High Yield Bond Factor ETF	Lower than	Lower than	Lower than	Lower than
	median (2)	median (1)	median (110)	median (3)
Invesco Intermediate Bond Factor ETF	Lower than	Higher than	Lower than	Higher than
	median (2)	median (17)	median (118)	median (3)
Invesco Multi-Sector Bond Income Factor ETF	Lower than	N/A1	Lower than	Lower than
	median (9)		median (74)	median (3)
Invesco Short-Term Bond Factor ETF	Lower than	Higher than	Lower than	Lower than
	median (6)	median (3)	median (88)	median (3)

[1]

The information provided by the Adviser indicated that Invesco Multi-Sector Bond Income Factor ETF did not have any comparable open-end index fund peers. The Fund has been designated with an “N/A” for not available.

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2019 Meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a Meeting held on December 12, 2019. The review process followed by the Board is described above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board also noted the benefits described by the Adviser in having multiple affiliated Sub-Advisers, but considered that Invesco Advisers, Inc. (“IAI”) will be the initial sub-adviser. The Board reviewed the qualifications and background of IAI’s portfolio managers and were able to meet with them and ask questions about the Funds’ investment strategies at the December 12, 2019 Meeting. The Board also noted the qualifications and background of the other Sub-Advisers and the resources made available to the Sub-Advisers’ personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco Ltd.

106

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

when Invesco Ltd.’s affiliates provide sub-advisory services for funds managed by other Invesco Ltd. affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fees.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with each Fund, except that IAI would receive management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser will waive its fees on assets invested under such arrangement in amounts equal to any fees received by IAI on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

107

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 13 series (each, a “Fund” and collectively, the “Funds”):

Invesco Active U.S. Real Estate ETF	Invesco Variable Rate Investment Grade ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco High Yield Bond Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco S&P 500® Downside Hedged ETF	Invesco Short-Term Bond Factor ETF
Invesco Total Return Bond ETF

Also at the April 15, 2021 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following 12 Funds (the “Sub-Advisory Agreement”):

Invesco Active U.S. Real Estate ETF	Invesco Variable Rate Investment Grade ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco High Yield Bond Factor ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Total Return Bond ETF	Invesco Short-Term Bond Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period, in the 2nd quartile of its Lipper peer group for the three-year, five-year and since-inception periods, and in the 1st quartile of its Lipper peer group for the ten-year period.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2020. Based on the information provided, the

108

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Board noted that the Fund underperformed the Custom Invesco Balanced Allocation ETF Index and the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund underperformed the Custom Invesco Conservative Allocation ETF Index and the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and ranked in the 2nd quartile of its Lipper peer group for the three-year and since inception periods.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund underperformed the Custom Invesco Growth Allocation ETF Index and the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and in the 2nd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund underperformed the Custom Invesco Moderately Conservative Allocation ETF Index and the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund outperformed the U.S. 3-Month Treasury Bill Index for each period. The Board noted that the Fund outerperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for the one-year period but underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for the three-year, five-year and since-inception periods. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg Barclays U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 10, 2016) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg Barclays US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (September 22, 2016) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund outperformed its benchmark for the one-year and since-inception periods but underperformed its benchmark for the three-year period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and ranked in the 1st quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees did not review the performance of Invesco High Yield Bond Factor ETF because the Fund did not have a full calendar year of performance history as of December 31, 2020 (less than one month as of December 31, 2020).

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2020.

109

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for certain Funds, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●

0.05%: Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF

●	0.22%: Invesco Corporate Bond Factor ETF

●	0.27%: Invesco Intermediate Bond Factor and Invesco Short-Term Bond Factor ETF

●	0.30%: Invesco Variable Rate Investment Grade ETF

●	0.35%: Invesco Active U.S. Real Estate ETF

●	0.39%: Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Multi-Sector Bond Income Factor ETF

●	0.50%: Invesco Total Return Bond ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers, open-end index peer funds and open-end actively-managed peer funds, as applicable, as illustrated in the table below.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Active U.S. Real Estate ETF	N/A		X
Invesco Balanced Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Conservative Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Growth Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Moderately Conservative Multi-Asset Allocation ETF	N/A	N/A	X
Invesco S&P 500® Downside Hedged ETF	X	N/A	X
Invesco Total Return Bond ETF
Invesco Variable Rate Investment Grade ETF			X
Invesco High Yield Bond Factor ETF	X	X	X
Invesco Corporate Bond Factor ETF	X		X
Invesco Intermediate Bond Factor ETF	X		X
Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X
Invesco Short-Term Bond Factor ETF	X		X

*	The information provided by the Adviser indicated that certain Funds did not have ETF peers and/or open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the

110

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. (The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco High Yield Bond Factor ETF, Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because Invesco High Yield Bond Factor ETF had less than one month of operating history and the remaining Funds had not yet commenced operations as of December 31, 2020.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF, Invesco Variable Rate Investment Grade ETF, Invesco High Yield Bond Factor ETF, Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of

111

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Total Return Bond ETF’s, Invesco Variable Rate Investment Grade ETF’s and Invesco High Yield Bond Factor ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 15, 2021 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as the Sub-Advised Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for each Sub-Advised Fund were reasonable in relation to the asset size (if any) of the Sub-Advised Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Sub-Advised Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Sub-Advised Funds and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

112

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust on behalf of Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Fund. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

The Trustees reviewed information on the performance of the Fund, its benchmark index (ICE BofA US Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2020. Based on the information provided, the Board noted that the Fund outperformed the benchmark index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, the 1st quartile of its Lipper peer group for the three-year, five-year and ten-year periods, and in the 3rd quartile of its Lipper peer group for the since-inception period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2023.

The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s contractual advisory fee was higher than the median net advisory fees of its ETF peer funds and open-end index peer fund, and was equal to the median net advisory fees of its

113

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Board also noted that the Fund’s net expense ratio was equal to the median net expense ratio of its ETF peer funds, higher than the median net expense ratio of its open-end index peer fund, and lower than the median net expense ratio of its open-end actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all of the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.
Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

114

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 15, 2021 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Fund’s and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund. The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

115

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2021
IVDG	Invesco Focused Discovery Growth ETF
IVRA	Invesco Real Assets ESG ETF

IVSG	Invesco Select Growth ETF

IVLC	Invesco US Large Cap Core ESG ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Focused Discovery Growth ETF (IVDG)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-97.45%
Communication Services-3.00%
Pinterest, Inc., Class A(b)	292	$19,380
Roku, Inc.(b)	64	21,950

		41,330

Consumer Discretionary-16.26%
Aptiv PLC(b)	223	32,087
Burlington Stores, Inc.(b)	106	34,591
Chipotle Mexican Grill, Inc.(b)	24	35,809
Five Below, Inc.(b)	145	29,184
Floor & Decor Holdings, Inc., Class A(b)	293	32,499
Hilton Worldwide Holdings, Inc.(b)	224	28,829
Lithia Motors, Inc., Class A	81	31,135

		224,134

Consumer Staples-2.03%
Boston Beer Co., Inc. (The), Class A(b)	23	27,979

Financials-10.41%
First Republic Bank	171	31,334
KKR & Co., Inc., Class A	520	29,422
LPL Financial Holdings, Inc.	277	43,406
MSCI, Inc.	81	39,347

		143,509

Health Care-17.03%
Align Technology, Inc.(b)	55	32,754
Catalent, Inc.(b)	264	29,692
Charles River Laboratories International, Inc.(b)	107	35,572
DexCom, Inc.(b)	60	23,166
IDEXX Laboratories, Inc.(b)	89	48,860
Veeva Systems, Inc., Class A(b)	110	31,070
West Pharmaceutical Services, Inc.	102	33,509

		234,623

Industrials-14.67%
AMETEK, Inc.	252	34,002
Generac Holdings, Inc.(b)	117	37,902
Old Dominion Freight Line, Inc.	152	39,187

	Shares	Value
Industrials-(continued)
Trane Technologies PLC	189	$32,854
United Rentals, Inc.(b)	92	29,436
XPO Logistics, Inc.(b)	207	28,798

		202,179

Information Technology-29.60%
Coupa Software, Inc.(b)	107	28,787
DocuSign, Inc.(b)	127	28,313
Entegris, Inc.	299	33,661
EPAM Systems, Inc.(b)	79	36,162
HubSpot, Inc.(b)	79	41,590
Microchip Technology, Inc.	264	39,677
Monolithic Power Systems, Inc.	131	47,341
ON Semiconductor Corp.(b)	558	21,762
Synopsys, Inc.(b)	113	27,918
Trimble, Inc.(b)	436	35,752
Twilio, Inc., Class A(b)	84	30,895
Zebra Technologies Corp., Class A(b)	74	36,093

		407,951

Materials-4.45%
Avery Dennison Corp.	153	32,768
Freeport-McMoRan, Inc.	756	28,509

		61,277

Total Common Stocks & Other Equity Interests (Cost $1,235,310)		1,342,982

Money Market Funds-1.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $20,309)	20,309	20,309

TOTAL INVESTMENTS IN SECURITIES-98.92% (Cost $1,255,619)		1,363,291
OTHER ASSETS LESS LIABILITIES-1.08%		14,862

NET ASSETS-100.00%		$1,378,153

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$166,091	$(145,782)	$-	$-	$20,309	$1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Focused Discovery Growth ETF (IVDG)–(continued)

April 30, 2021

(Unaudited)

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change In Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$40,894	$(40,894)	$-	$-	$-	$-
Invesco Private Prime Fund	-	59,531	(59,531)	-	-	-	1	*

Total	$-	$266,516	$(246,207)	$-	$-	$20,309	$2

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Information Technology	29.60

Health Care	17.03

Consumer Discretionary	16.26

Industrials	14.67

Financials	10.41

Materials	4.45

Communication Services	3.00

Consumer Staples	2.03

Money Market Funds Plus Other Assets Less Liabilities	2.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Real Assets ESG ETF (IVRA)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Consumer Staples-3.89%
Archer-Daniels-Midland Co.	851	$53,724

Energy-18.03%
Cheniere Energy, Inc.(b)	195	15,116
Enbridge, Inc. (Canada)	1,006	38,770
Gibson Energy, Inc. (Canada)	960	17,519
Inter Pipeline Ltd. (Canada)	801	11,668
Keyera Corp. (Canada)	734	16,772
Kinder Morgan, Inc.	1,537	26,206
ONEOK, Inc.	701	36,690
Pembina Pipeline Corp. (Canada)	1,414	43,608
Targa Resources Corp.	552	19,149
TC Energy Corp. (Canada)	209	10,330
Williams Cos., Inc. (The)	541	13,179

		249,007

Industrials-1.17%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)(b)	74	3,680
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)(b)	36	3,697
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)(b)	52	8,845

		16,222

Materials-15.68%
Agnico Eagle Mines Ltd. (Canada)	372	23,230
FMC Corp.	244	28,850
International Paper Co.	182	10,556
Lundin Mining Corp. (Chile)	3,232	39,014
Newmont Corp.	358	22,343
Nutrien Ltd. (Canada)	688	37,946
West Fraser Timber Co. Ltd. (Canada)	181	13,963
Westrock Co.	240	13,380
Wheaton Precious Metals Corp. (Canada)	656	27,190

		216,472

Real Estate-52.74%
Acadia Realty Trust	1,229	25,674
American Assets Trust, Inc.	234	8,202
American Tower Corp.	229	58,342
AvalonBay Communities, Inc.	134	25,728
Boston Properties, Inc.	157	17,168
Brixmor Property Group, Inc.	921	20,575
Canadian Apartment Properties REIT (Canada)	300	13,325
CatchMark Timber Trust, Inc., Class A	514	5,978
Columbia Property Trust, Inc.	1,323	23,827
Corporate Office Properties Trust	253	7,094
Cousins Properties, Inc.	214	7,847
Crown Castle International Corp.	149	28,170

Investment Abbreviations:

ADR -American Depositary Receipt

REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
DiamondRock Hospitality Co.(b)	1,942	$20,235
Douglas Emmett, Inc.	550	18,447
Duke Realty Corp.	199	9,257
Equity Residential	369	27,391
Essex Property Trust, Inc.	106	30,795
Healthpeak Properties, Inc.	445	15,281
Hudson Pacific Properties, Inc.	399	11,216
JBG SMITH Properties	774	25,240
Kilroy Realty Corp.	176	12,063
Kimco Realty Corp.	572	12,012
Omega Healthcare Investors, Inc.	175	6,650
Piedmont Office Realty Trust, Inc., Class A	402	7,485
Prologis, Inc.	611	71,200
Rayonier, Inc.	742	26,920
Regency Centers Corp.	268	17,061
RLJ Lodging Trust	935	15,091
SBA Communications Corp., Class A	58	17,384
Simon Property Group, Inc.	311	37,861
Summit Hotel Properties, Inc.(b)	2,157	21,937
Sunstone Hotel Investors, Inc.(b)	1,173	15,437
UDR, Inc.	882	40,969
Washington REIT	434	10,077
Weingarten Realty Investors	505	16,332

		728,271

Utilities-8.15%
American Water Works Co., Inc.	38	5,928
CenterPoint Energy, Inc.	327	8,008
Consolidated Edison, Inc.	223	17,263
Edison International	373	22,175
Eversource Energy	323	27,849
Fortis, Inc. (Canada)	144	6,418
ONE Gas, Inc.	103	8,288
Sempra Energy	121	16,646

		112,575

Total Common Stocks & Other Equity Interests (Cost $1,187,167)		1,376,271

Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $3,548)	3,548	3,548

TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $1,190,715)		1,379,819
OTHER ASSETS LESS LIABILITIES-0.08%		1,056

NET ASSETS-100.00%		$1,380,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Real Assets ESG ETF (IVRA)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,898	$(26,350)	$-	$-	$3,548	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,218	(7,218)	-	-	-	-
Invesco Private Prime Fund	-	9,596	(9,596)	-	-	-	-

Total	$-	$46,712	$(43,164)	$-	$-	$3,548	$-

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	18.88%

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Real Estate	52.74

Energy	18.03

Materials	15.68

Utilities	8.15

Consumer Staples	3.89

Industrials	1.17

Money Market Funds Plus Other Assets Less Liabilities	0.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Select Growth ETF (IVSG)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-15.58%
Activision Blizzard, Inc.	541	$49,334
Alphabet, Inc., Class A(b)	25	58,838
Facebook, Inc., Class A(b)	217	70,542
Netflix, Inc.(b)	52	26,700

		205,414

Consumer Discretionary-20.83%
Alibaba Group Holding Ltd., ADR (China)(b)	228	52,657
Amazon.com, Inc.(b)	41	142,164
Booking Holdings, Inc.(b)	19	46,856
Farfetch Ltd., Class A (United Kingdom)(b)	672	32,921

		274,598

Consumer Staples-2.27%
US Foods Holding Corp.(b)	722	29,934

Energy-1.32%
Occidental Petroleum Corp.	684	17,346

Financials-4.07%
Apollo Global Management, Inc.	968	53,598

Health Care-9.81%
BeiGene Ltd., ADR (China)(b)	193	66,303
Intuitive Surgical, Inc.(b)	31	26,815
IQVIA Holdings, Inc.(b)	154	36,143

		129,261

Industrials-2.50%
United Rentals, Inc.(b)	103	32,955

	Shares	Value
Information Technology-43.46%
Apple, Inc.	414	$54,424
Applied Materials, Inc.	475	63,037
Microsoft Corp.	599	151,056
NVIDIA Corp.	73	43,828
Palo Alto Networks, Inc.(b)	151	53,362
PayPal Holdings, Inc.(b)	156	40,917
QUALCOMM, Inc.	486	67,457
RingCentral, Inc., Class A(b)	65	20,732
StoneCo Ltd., Class A (Brazil)(b)	421	27,213
Visa, Inc., Class A	218	50,916

		572,942

Total Common Stocks & Other Equity Interests (Cost $1,199,263)		1,316,048

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,369)	2,369	2,369

TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $1,201,632)		1,318,417
OTHER ASSETS LESS LIABILITIES-(0.02)%		(252)

NET ASSETS-100.00%		$1,318,165

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$56,525	$(54,156)	$-	$-	$2,369	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,592	(16,592)	-	-	-	-
Invesco Private Prime Fund	-	51,611	(51,611)	-	-	-	1	*

Total	$-	$124,728	$(122,359)	$-	$-	$2,369	$1

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Select Growth ETF (IVSG)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Information Technology	43.46

Consumer Discretionary	20.83

Communication Services	15.58

Health Care	9.81

Financials	4.07

Sector Types Each Less Than 3%	6.09

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco US Large Cap Core ESG ETF (IVLC)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Communication Services-10.69%
Alphabet, Inc., Class A(b)	31	$72,959
Comcast Corp., Class A	345	19,372
Electronic Arts, Inc.	81	11,508
Snap, Inc., Class A(b)	243	15,022
Verizon Communications, Inc.	446	25,774
Walt Disney Co. (The)(b)	147	27,345

		171,980

Consumer Discretionary-12.16%
Amazon.com, Inc.(b)	26	90,153
D.R. Horton, Inc.	214	21,034
Home Depot, Inc. (The)	93	30,101
O’Reilly Automotive, Inc.(b)	38	21,009
Ross Stores, Inc.	139	18,201
Target Corp.	73	15,130

		195,628

Consumer Staples-7.08%
Mondelez International, Inc., Class A	429	26,087
PepsiCo, Inc.	188	27,102
Procter & Gamble Co. (The)	256	34,156
Sysco Corp.	313	26,521

		113,866

Energy-1.42%
Baker Hughes Co., Class A	1,138	22,851

Financials-11.17%
American Express Co.	153	23,463
Equitable Holdings, Inc.(c)	538	18,416
Intercontinental Exchange, Inc.	236	27,780
JPMorgan Chase & Co.	346	53,218
Marsh & McLennan Cos., Inc.	145	19,676
Progressive Corp. (The)	172	17,327
S&P Global, Inc.	51	19,910

		179,790

Health Care-12.81%
Amgen, Inc.	132	31,632
AstraZeneca PLC, ADR (United Kingdom)	434	23,032
Eli Lilly and Co.	76	13,891
HCA Healthcare, Inc.	144	28,953
Merck & Co., Inc.	391	29,129
Thermo Fisher Scientific, Inc.	57	26,803
UnitedHealth Group, Inc.	132	52,642

		206,082

Industrials-10.22%
Fastenal Co.	341	17,828
Hubbell, Inc.	84	16,129
Otis Worldwide Corp.	217	16,898
Rockwell Automation, Inc.	59	15,591
Stanley Black & Decker, Inc.	69	14,267
Trane Technologies PLC	77	13,385
Union Pacific Corp.	103	22,875
United Parcel Service, Inc., Class B	164	33,433
Waste Connections, Inc.	118	14,055

		164,461

	Shares	Value
Information Technology-27.73%
Accenture PLC, Class A	90	$26,097
Apple, Inc.	792	104,116
Applied Materials, Inc.	239	31,718
Fiserv, Inc.(b)	230	27,628
Microsoft Corp.	461	116,255
QUALCOMM, Inc.	239	33,173
TE Connectivity Ltd.	118	15,868
Texas Instruments, Inc.	183	33,033
Visa, Inc., Class A	195	45,544
Workday, Inc., Class A(b)	52	12,844

		446,276

Materials-1.24%
Air Products and Chemicals, Inc.	69	19,905

Real Estate-3.21%
Alexandria Real Estate Equities, Inc.	43	7,787
American Tower Corp.	53	13,503
Prologis, Inc.	261	30,415

		51,705

Utilities-1.91%
American Water Works Co., Inc.	51	7,956
NextEra Energy, Inc.	295	22,865

		30,821

Total Common Stocks & Other Equity Interests (Cost $1,474,381)		1,603,365

Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $5,431)	5,431	5,431

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,479,812)		1,608,796

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.19%
Invesco Private Government Fund, 0.01%(d)(e)(f)	7,098	7,098
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,049	12,054

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,152)		19,152

TOTAL INVESTMENTS IN SECURITIES-101.17% (Cost $1,498,964)		1,627,948
OTHER ASSETS LESS LIABILITIES-(1.17)%		(18,772)

NET ASSETS-100.00%		$1,609,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco US Large Cap Core ESG ETF (IVLC)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) Non-income producing security.

(c) All or a portion of this security was out on loan at April 30, 2021.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,819	$(26,388)	$-	$-	$5,431	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	55,186	(48,088)	-	-	7,098	-
Invesco Private Prime Fund	-	67,629	(55,575)	-	-	12,054	2	*

Total	$-	$154,634	$(130,051)	$-	$-	$24,583	$3

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2021

Information Technology	27.73

Health Care	12.81

Consumer Discretionary	12.16

Financials	11.17

Communication Services	10.69

Industrials	10.22

Consumer Staples	7.08

Real Estate	3.21

Sector Types Each Less Than 3%	4.57

Money Market Funds Plus Other Assets Less Liabilities	0.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)	Invesco Real Assets ESG ETF (IVRA)	Invesco Select Growth ETF (IVSG)	Invesco US Large Cap Core ESG ETF (IVLC)
Assets:
Unaffiliated investments in securities, at value(a)	$1,342,982	$1,376,271	$1,316,048	$1,603,365
Affiliated investments in securities, at value	20,309	3,548	2,369	24,583
Foreign currencies, at value	-	126	-	-
Receivable for:
Dividends	143	1,575	254	912
Securities lending	1	4	3	1
Investments sold	15,378	-	-	-

Total assets	1,378,813	1,381,524	1,318,674	1,628,861

Liabilities:
Payable for:
Collateral upon return of securities loaned	-	-	-	19,152
Accrued unitary management fees	660	649	509	533

Total liabilities	660	649	509	19,685

Net Assets	$1,378,153	$1,380,875	$1,318,165	$1,609,176

Net assets consist of:
Shares of beneficial interest	$1,320,604	$1,200,012	$1,200,012	$1,467,769
Distributable earnings	57,549	180,863	118,153	141,407

Net Assets	$1,378,153	$1,380,875	$1,318,165	$1,609,176

Shares outstanding (unlimited amount authorized, $0.01 par value)	110,001	100,001	100,001	120,001
Net asset value	$12.53	$13.81	$13.18	$13.41

Market price	$12.54	$13.84	$13.18	$13.41

Unaffiliated investments in securities, at cost	$1,235,310	$1,187,167	$1,199,263	$1,474,381

Affiliated investments in securities, at cost	$20,309	$3,548	$2,369	$24,583

Foreign currencies, at cost	$-	$126	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$-	$-	$18,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the period ended April 30, 2021(a)

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)	Invesco Real Assets ESG ETF (IVRA)	Invesco Select Growth ETF (IVSG)	Invesco US Large Cap Core ESG ETF (IVLC)
Investment income:
Unaffiliated dividend income	$807	$16,508	$1,805	$6,844
Affiliated dividend income	1	-	-	1
Securities lending income	3	4	3	4
Foreign withholding tax	-	(685)	-	-

Total investment income	811	15,827	1,808	6,849

Expenses:
Unitary management fees	2,657	2,640	2,135	2,148

Net investment income (loss)	(1,846)	13,187	(327)	4,701

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(48,277)	1,627	1,695	11,519
Foreign currencies	-	11	-	-

Net realized gain (loss)	(48,277)	1,638	1,695	11,519

Change in net unrealized appreciation of:
Investment securities	107,672	189,104	116,785	128,984
Foreign currencies	-	5	-	-

Change in net unrealized appreciation	107,672	189,109	116,785	128,984

Net realized and unrealized gain	59,395	190,747	118,480	140,503

Net increase in net assets resulting from operations	$57,549	$203,934	$118,153	$145,204

(a) For the period December 17, 2020 (commencement of investment operations) through April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the period ended April 30, 2021(a)

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)	Invesco Real Assets ESG ETF (IVRA)	Invesco Select Growth ETF (IVSG)	Invesco US Large Cap Core ESG ETF (IVLC)
	Period Ended April 30, 2021	Period Ended April 30, 2021	Period Ended April 30, 2021	Period Ended April 30, 2021
Operations:
Net investment income (loss)	$(1,846)	$13,187	$(327)	$4,701
Net realized gain (loss)	(48,277)	1,638	1,695	11,519
Change in net unrealized appreciation	107,672	189,109	116,785	128,984

Net increase in net assets resulting from operations	57,549	203,934	118,153	145,204

Distributions to Shareholders from:
Distributable earnings	-	(23,071)	-	(3,797)

Shareholder Transactions:
Proceeds from shares sold	1,320,604	1,200,012	1,200,012	1,467,769

Net increase in net assets	1,378,153	1,380,875	1,318,165	1,609,176

Net assets:
Beginning of period	-	-	-	-

End of period	$1,378,153	$1,380,875	$1,318,165	$1,609,176

Changes in Shares Outstanding:
Shares sold	110,001	100,001	100,001	120,001
Shares outstanding, beginning of period	-	-	-	-

Shares outstanding, end of period	110,001	100,001	100,001	120,001

(a) For the period December 17, 2020 (commencement of investment operations) through April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco Focused Discovery Growth ETF (IVDG)

	For the Period December 17, 2020(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.00

Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain on investments	0.55

Total from investment operations	0.53

Net asset value at end of period	$12.53

Market price at end of period(c)	$12.54

Net Asset Value Total Return(d)	4.42	%(e)
Market Price Total Return(d)	4.42	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,378
Ratio to average net assets of:
Expenses	0.59	%(f)
Net investment income (loss)	(0.41	)%(f)
Portfolio turnover rate(g)	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to April 30, 2021 was 2.54%. The market price total return from Fund Inception to April 30, 2021 was 2.54%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights–(continued)

Invesco Real Assets ESG ETF (IVRA)

	For the Period December 17, 2020(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.00

Net investment income(b)	0.13
Net realized and unrealized gain on investments	1.91

Total from investment operations	2.04

Distributions to shareholders from:
Net investment income	(0.23)

Net asset value at end of period	$13.81

Market price at end of period(c)	$13.84

Net Asset Value Total Return(d)	17.25	%(e)
Market Price Total Return(d)	17.25	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,381
Ratio to average net assets of:
Expenses	0.59	%(f)
Net investment income	2.95	%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to April 30, 2021 was 21.60%. The market price total return from Fund Inception to April 30, 2021 was 21.60%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights–(continued)

Invesco Select Growth ETF (IVSG)

	For the Period December 17, 2020(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.00

Net investment income(b)	(0.00	)(c)
Net realized and unrealized gain on investments	1.18

Total from investment operations	1.18

Net asset value at end of period	$13.18

Market price at end of period(d)	$13.18

Net Asset Value Total Return(e)	9.83	%(f)
Market Price Total Return(e)	9.83	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,318
Ratio to average net assets of:
Expenses	0.48	%(g)
Net investment income (loss)	(0.07	)%(g)
Portfolio turnover rate(h)	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to April 30, 2021 was 9.83%. The market price total return from Fund Inception to April 30, 2021 was 9.83%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)

Invesco US Large Cap Core ESG ETF (IVLC)

	For the Period December 17, 2020(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$12.00

Net investment income(b)	0.05
Net realized and unrealized gain on investments	1.40

Total from investment operations	1.45

Distributions to shareholders from:
Net investment income	(0.04)

Net asset value at end of period	$13.41

Market price at end of period(c)	$13.41

Net Asset Value Total Return(d)	12.09	%(e)
Market Price Total Return(d)	12.09	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,609
Ratio to average net assets of:
Expenses	0.48	%(f)
Net investment income	1.05	%(f)
Portfolio turnover rate(g)	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to April 30, 2021 was 12.93%. The market price total return from Fund Inception to April 30, 2021 was 12.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2021

(Unaudited)

NOTE 1—Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Focused Discovery Growth ETF (IVDG)	“Focused Discovery Growth ETF”
Invesco Real Assets ESG ETF (IVRA)	“Real Assets ESG ETF”
Invesco Select Growth ETF (IVSG)	“Select Growth ETF”
Invesco US Large Cap Core ESG ETF (IVLC)	“US Large Cap Core ESG ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Focused Discovery Growth ETF and Select Growth ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities which includes a significant percentage of securities held in each Fund’s portfolio, but excludes or modifies the weightings of certain securities (the “Substitute Basket”). The Substitute Basket may also include cash. Creation Units for Real Assets ESG ETF and US Large Cap Core ESG ETF are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings (“Strategy Components”), (2) ETFs that convey information about the types of instruments in which each Fund invests (“Representative ETFs”) and (3) cash and cash equivalents (the “Tracking Basket”). Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of Focused Discovery Growth ETF and US Large Cap Core ESG ETF is to seek capital appreciation. The investment objective of Real Assets ESG ETF is to seek capital appreciation with a secondary objective of current income. The investment objective of Select Growth ETF is to seek long-term capital appreciation.

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of

19

issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each Business Day, the Funds provide certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Funds’ arbitrage mechanism will operate as intended and that the Funds will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Funds’ trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Funds’ performance.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have

20

no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Investing Strategy Risk. The stocks of companies with favorable environmental, social and governance (“ESG”) attributes may underperform the stock market as a whole. As a result, Real Assets ESG ETF and US Large Cap Core ESG ETF may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in Real Assets ESG ETF and US Large Cap Core ESG ETF investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Funds will generally fluctuate with changes in the market value of the Funds’ holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the

21

risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below), applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Transparent Actively Managed Fund Risk. Focused Discovery Growth ETF and Select Growth ETF publish each Business Day on each Fund’s website a “Substitute Basket,” which is designed to closely track the daily performance of each Fund but is not each Fund’s actual portfolio. The Substitute Basket often will include a significant percentage of the securities held in each Fund’s portfolio, but it will exclude (or modify the weightings of) certain securities held in each Fund’s portfolio, such as those securities that each Fund’s portfolio managers are actively looking to purchase or sell. Disclosure of the Substitute Basket structure may affect the price at which Shares trade in the secondary market. Although the Substitute Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Fund at or close to each Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. By trading on the basis of a published Substitute Basket, each Fund may trade at a wider bid/ask spread than ETFs that publish their full portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Substitute Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm each Fund and its shareholders, such as front running each Fund’s trades of portfolio securities. Real Assets ESG ETF and US Large Cap Core ESG ETF publish each Business Day on each Fund’s website a “Tracking Basket,” which is designed to closely track the daily performance of each Fund but is not each Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents. Each Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of each Fund that formed the basis for each Fund’s calculation of NAV per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to each Fund’s actual portfolio in percentage terms. Given the differences between each Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of each Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread—and therefore cost investors more to trade—than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.

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Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Real Assets ESG ETF to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Real assets are characterized by having physical attributes, including real estate, infrastructure, natural resources and timber.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Halt Risk. There may be circumstances where a security held in a Fund’s portfolio but not in the Substitute Basket or Tracking Basket does not have readily available market quotations. If the Adviser or the Sub-Adviser determines that such circumstance may affect the reliability of the Substitute Basket or Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which

23

the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to their shareholders quarterly and record such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Adviser (as defined below) for each Fund, and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral

24

may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund, oversight of Invesco Advisers, Inc. (the “Affiliated Sub-Adviser”).

Pursuant to an Investment Management Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of average daily net assets)
Focused Discovery Growth ETF	0.59%
Real Assets ESG ETF	0.59%
Select Growth ETF	0.48%
US Large Cap Core ESG ETF	0.48%

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Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Adviser for each Fund, and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser for each Fund. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the period December 17, 2020 (commencement of investment operations) through April 30, 2021, the Adviser did not waive fees and/or pay Fund expenses for the Funds.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021, for US Large Cap Core ESG ETF. As of April 30, 2021, all of the securities in Focused Discovery Growth ETF, Real Assets ESG ETF and Select Growth ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
US Large Cap Core ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,603,365	$-	$-	$1,603,365
Money Market Funds	5,431	19,152	-	24,583

Total Investments	$1,608,796	$19,152	$-	$1,627,948

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NOTE 5—Investment Transactions

For the period December 17, 2020 (commencement of investment operations) through April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Focused Discovery Growth ETF	$1,930,726	$756,464
Real Assets ESG ETF	1,229,850	43,741
Select Growth ETF	1,284,942	87,374
US Large Cap Core ESG ETF	1,386,846	172,279

For the period December 17, 2020 (commencement of investment operations) through April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Focused Discovery Growth ETF	$109,324	$-
Real Assets ESG ETF	-	-
Select Growth ETF	-	-
US Large Cap Core ESG ETF	248,296	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Focused Discovery Growth ETF	$123,758	$(16,086)	$107,672	$1,255,619
Real Assets ESG ETF	196,220	(7,116)	189,104	1,190,715
Select Growth ETF	151,998	(35,213)	116,785	1,201,632
US Large Cap Core ESG ETF	137,434	(8,450)	128,984	1,498,964

NOTE 6—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 7—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Focused Discovery Growth ETF and Select Growth ETF, such transactions are principally permitted in exchange for the securities and cash in each Fund’s Substitution Basket. For Real Assets ESG ETF and US Large Cap Core ESG ETF, such transactions are principally permitted in exchange for the Strategy Components included in each Fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have

27

not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period December 17, 2020 (commencement of investment operations) through April 30, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco Focused Discovery Growth ETF (IVDG)

Actual	$1,000.00	$1,044.20	0.59%	$2.23

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Invesco Real Assets ESG ETF (IVRA)

Actual	1,000.00	1,172.50	0.59	2.37

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Invesco Select Growth ETF (IVSG)

Actual	1,000.00	1,098.30	0.48	1.86

Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41

29

Calculating your ongoing Fund expenses—(continued)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021(1)	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
Invesco US Large Cap Core ESG ETF (IVLC)

Actual	$1,000.00	$1,120.90	0.48%	$1.88

Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41

(1)

The actual ending account value is based on the actual total return of the Fund for the period December 17, 2020 (commencement of investment operations) through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 17, 2020 (commencement of investment operations) to April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 135/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on December 15, 2020, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Focused Discovery Growth ETF, Invesco Select Growth ETF, Invesco Real Assets ESG ETF and Invesco US Large Cap Core ESG ETF (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for each Fund, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted information the Board received and considered at its September 17, 2020 and December 15, 2020 meetings regarding each Fund’s investment objective(s), strategies and process. The Trustees noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for the Funds. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund. They also noted that, unlike most of the other ETFs for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the unique, additional compliance and operational functions to be performed by the Adviser pursuant to exemptive relief under which the Funds will operate, as well as supplemental information regarding the environmental, social and governance (“ESG”) investment processes applicable to the Invesco Real Assets ESG ETF and Invesco US Large Cap Core ESG ETF.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable actively managed ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the Lipper fee data did not include any actively managed ETF peers for the Invesco Focused Discovery Growth ETF and did not include any open-end (non-ETF) index fund peers and only one actively managed ETF peer for the Invesco Real Assets ESG ETF. The Trustees also considered fee and expense data on two Adviser-identified select peers for each Fund.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except for the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net

31

Approval of Investment Advisory and Sub-Advisory Contracts-(continued)

expense ratios for the various types of funds in its Lipper peer group and compared to the median net expense ratio of its Adviser-identified select peers as shown below:

Fund	Actively Managed ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Focused Discovery Growth ETF	N/A1	Higher than	Lower than	Higher than
		median (3)	median (102)	median (2)

Invesco Select Growth ETF	Lower than	Higher than	Lower than	Lower than

	median (3)	median (16)	median (156)	median (2)

Invesco Real Assets ESG ETF	Higher than	N/A1	Lower than	Higher than

	median (1)		median (18)	median (2)

Invesco US Large Cap Core ESG ETF	Lower than	Higher than	Lower than	Lower than

	median (4)	median (15)	median (156)	median (2)

1	The Lipper peer information provided by the Adviser indicated that the Fund did not have any peers in this peer group.

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. The Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2020 and April 14, 2020 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including soft dollars, brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for each Fund at a meeting held on December 15, 2020. The review process followed by the Board is described above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement. The Board also noted the benefits described by the Adviser in having multiple affiliated Sub-Advisers, but considered that Invesco Advisers, Inc. (“IAI”) will be the initial sub-adviser for each Fund. The Trustees noted that they received information regarding the experience and responsibility of the members of each Fund’s investment team, and spoke with portfolio manager(s) of each Fund and asked questions about the Funds’ investment strategies and processes, at the

32

Approval of Investment Advisory and Sub-Advisory Contracts-(continued)

September 17, 2020 meeting. The Trustees further noted that certain portfolio managers of the Funds also manage other ETFs on behalf of IAI that are overseen by the Board and that the Board is familiar with the background and experience of those portfolio managers as well as the resources made available to IAI’s personnel. The Board also noted the qualifications and background of the other Sub-Advisers.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco Ltd. when Invesco Ltd.’s affiliates provide sub-advisory services for funds managed by other Invesco Ltd. affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fees.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that IAI has certain soft dollar arrangements in place which may impact commissions paid by the Funds when actively trading portfolio holdings, and that IAI would receive management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser will waive its fees on assets invested under such arrangement in amounts equal to any fees received by IAI on the Funds’ assets invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with each Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

33

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-6	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By: /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date:   July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: July 8, 2021

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: July 8, 2021